Schedule of Investments PIMCO Dividend and Income Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.9% ¤
ASSET-BACKED SECURITIES 8.6%
CAYMAN ISLANDS 0.2%
TruPS Financials Note Securitization Ltd. 5.097% due 09/20/2039 ~		$311	$295

Total Cayman Islands			295

UNITED STATES 8.4%
Bear Stearns Asset-Backed Securities Trust 4.959% due 12/25/2034 ~		945	898
Citigroup Mortgage Loan Trust 3.714% due 02/25/2035 •		1,039	972
Conseco Finance Corp. 6.280% due 09/01/2030		45	46
Credit Suisse First Boston Mortgage Securities Corp. 3.394% due 01/25/2032 ~		539	510
EMC Mortgage Loan Trust 4.384% due 02/25/2041 ~		21	20
Home Equity Asset Trust 3.789% due 01/25/2036 ~		135	128
LCCM Trust 4.268% due 11/15/2038 •		1,000	956
Morgan Stanley Home Equity Loan Trust 3.184% due 12/25/2036 •		1,409	737
Navient Student Loan Trust 4.134% due 12/27/2066 ~		425	421
Option One Mortgage Loan Trust 3.304% due 04/25/2037 ~		2,017	1,475
Residential Asset Mortgage Products Trust 4.149% due 05/25/2035 •		1,000	944
Residential Asset Securities Corp. Trust 3.969% due 01/25/2034 •		357	353
SLM Private Credit Student Loan Trust 3.623% due 06/15/2039 •		988	941
SMB Private Education Loan Trust 3.735% due 02/16/2055 ~		856	844
Soundview Home Loan Trust
3.489% due 12/25/2036 ~		1,000	962
4.084% due 09/25/2037 ~		1,933	1,460
Structured Asset Investment Loan Trust 3.234% due 09/25/2036 •		560	543
Upstart Securitization Trust 1.310% due 11/20/2031		575	557

Total United States			12,767

Total Asset-Backed Securities (Cost $13,866)			13,062

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.5%
LUXEMBOURG 0.0%
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		56	52

Total Luxembourg			52

PANAMA 0.5%
Carnival Corp.
5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~		396	362
6.127% (LIBOR06M + 3.250%) due 10/18/2028 ~		519	458

Total Panama			820

UNITED KINGDOM 0.8%
Ineos Finance PLC 2.685% (EUR001M + 2.000%) due 04/01/2024 ~	EUR	832	789

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

Softbank Vision Fund 5.000% due 12/21/2025 «	$376	375

Total United Kingdom		1,164

UNITED STATES 2.2%
Avolon TLB Borrower 1 (U.S.) LLC 4.514% (LIBOR01M + 1.500%) due 02/12/2027 ~	7	7
Caesars Resort Collection LLC 5.865% (LIBOR01M + 2.750%) due 12/23/2024 ~	975	954
Envision Healthcare Corp.
TBD% due 04/29/2027 µ	15	15
10.602% due 04/29/2027	85	83
14.077% due 04/28/2028	144	134
Hilton Worldwide Finance LLC 4.834% (LIBOR01M + 1.750%) due 06/22/2026 ~	230	223
Lealand Finance Co. BV 6.115% (LIBOR01M + 3.000%) due 06/28/2024 ~	1	1
Lealand Finance Co. BV (4.115% Cash and 3.000% PIK) 7.115% (LIBOR01M + 1.000%) due 06/30/2025 ~(a)	3	1
Press Ganey (Azalea Topco) 6.615% (LIBOR01M + 3.500%) due 07/24/2026 ~	3	3
PUG LLC 6.615% (LIBOR01M + 3.500%) due 02/12/2027 «~	4	3
SkyMiles IP Ltd. 6.460% (LIBOR03M + 3.750%) due 10/20/2027 ~	550	553
Sotera Health Holdings LLC 5.865% (LIBOR01M + 2.750%) due 12/11/2026 ~	525	465
Syniverse Holdings, Inc. 10.553% due 05/13/2027	8	7
Uber Technologies, Inc. 6.570% (LIBOR03M + 3.500%) due 02/25/2027 ~	887	867
Westmoreland Mining Holdings LLC (15.000% PIK) TBD% - 15.000% due 03/15/2029 (a)	5	3

Total United States		3,319

Total Loan Participations and Assignments (Cost $5,830)		5,355

	SHARES
COMMON STOCKS 45.3%
AUSTRALIA 2.0%
CONSUMER DISCRETIONARY 0.1%
Aristocrat Leisure Ltd.	4,897	103

INDUSTRIALS 0.1%
Aurizon Holdings Ltd.	47,768	106
Brambles Ltd.	15,977	117

		223

MATERIALS 1.8%
BHP Group Ltd.	67,507	1,678
Fortescue Metals Group Ltd.	44,625	479
Rio Tinto Ltd.	9,967	603

		2,760

Total Australia		3,086

BELGIUM 0.2%
FINANCIALS 0.1%
Ageas SA	5,217	190

UTILITIES 0.1%
Elia Group SA	754	89

Total Belgium		279

BRAZIL 1.2%
COMMUNICATION SERVICES 0.1%
Telefonica Brasil SA	13,200	99

CONSUMER STAPLES 0.2%
Ambev SA	124,800	359

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

ENERGY 0.1%
Petroleo Brasileiro SA	23,800	146

FINANCIALS 0.1%
Banco do Brasil SA	23,100	165

MATERIALS 0.7%
Vale SA	84,300	1,126

Total Brazil		1,895

CANADA 0.4%
CONSUMER DISCRETIONARY 0.0%
Canadian Tire Corp. Ltd. 'A'	700	74

CONSUMER STAPLES 0.3%
George Weston Ltd.	1,089	114
Loblaw Cos., Ltd.	4,353	345

		459

INDUSTRIALS 0.1%
Toromont Industries Ltd.	2,095	146

Total Canada		679

CHILE 0.1%
FINANCIALS 0.1%
Banco de Chile	1,094,799	96

Total Chile		96

CHINA 2.1%
COMMUNICATION SERVICES 0.1%
China Tower Corp. Ltd. 'H'	928,000	99

CONSUMER STAPLES 0.1%
Tsingtao Brewery Co. Ltd. 'H'	16,000	151

ENERGY 0.1%
China Shenhua Energy Co. Ltd. 'H'	89,000	265

FINANCIALS 1.6%
China Construction Bank Corp. 'H'	2,513,000	1,451
Industrial & Commercial Bank of China Ltd. 'H'	1,486,000	697
PICC Property & Casualty Co. Ltd. 'H'	184,000	190
Postal Savings Bank of China Co. Ltd. 'H'	209,000	123

		2,461

INDUSTRIALS 0.1%
COSCO SHIPPING Holdings Co. Ltd. 'H'	81,000	94

INFORMATION TECHNOLOGY 0.1%
Lenovo Group Ltd.	190,000	131

Total China		3,201

CZECH REPUBLIC 0.1%
UTILITIES 0.1%
CEZ AS	4,185	143

Total Czech Republic		143

DENMARK 0.3%
CONSUMER STAPLES 0.1%
Carlsberg AS 'B'	1,090	128

INDUSTRIALS 0.2%
AP Moller - Maersk AS 'A'	82	145

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

AP Moller - Maersk AS 'B'	135	245

		390

Total Denmark		518

FRANCE 1.2%
CONSUMER STAPLES 0.2%
Danone SA	4,371	207

HEALTH CARE 0.6%
Sanofi	12,576	958

INDUSTRIALS 0.4%
Bouygues SA	6,065	158
Eiffage SA	2,204	177
Thales SA	2,823	311

		646

Total France		1,811

GERMANY 0.4%
CONSUMER DISCRETIONARY 0.2%
Mercedes-Benz Group AG	5,394	273

UTILITIES 0.2%
RWE AG	9,554	351

Total Germany		624

GREECE 0.1%
CONSUMER DISCRETIONARY 0.1%
OPAP SA	8,207	98

Total Greece		98

HONG KONG 0.4%
INDUSTRIALS 0.1%
Orient Overseas International Ltd.	4,000	70
SITC International Holdings Co. Ltd.	35,000	64

		134

REAL ESTATE 0.2%
CK Asset Holdings Ltd.	53,500	321

UTILITIES 0.1%
CLP Holdings Ltd.	13,500	102

Total Hong Kong		557

INDONESIA 0.6%
COMMUNICATION SERVICES 0.3%
Telkom Indonesia Persero Tbk PT	1,332,000	388

CONSUMER DISCRETIONARY 0.1%
Astra International Tbk PT	534,400	232

ENERGY 0.1%
Adaro Energy Indonesia Tbk PT	419,500	108

FINANCIALS 0.1%
Bank Mandiri Persero Tbk PT	206,700	127

Total Indonesia		855

ISRAEL 0.0%
INDUSTRIALS 0.0%
ZIM Integrated Shipping Services Ltd.	2,133	50

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

Total Israel		50

ITALY 0.1%
UTILITIES 0.1%
Snam SpA	54,130	219

Total Italy		219

JAPAN 2.7%
COMMUNICATION SERVICES 0.5%
KDDI Corp.	16,300	477
Nippon Telegraph & Telephone Corp.	9,800	264

		741

CONSUMER STAPLES 0.4%
Japan Tobacco, Inc.	31,700	521
MEIJI Holdings Co. Ltd.	2,800	124

		645

HEALTH CARE 0.8%
Astellas Pharma, Inc.	44,100	584
Chugai Pharmaceutical Co. Ltd.	13,800	345
Eisai Co. Ltd.	6,600	354

		1,283

INDUSTRIALS 0.8%
ITOCHU Corp.	31,400	758
Mitsui OSK Lines Ltd.	4,300	77
Nippon Yusen KK	12,600	214
Taisei Corp.	4,700	130

		1,179

MATERIALS 0.1%
Nitto Denko Corp.	3,600	195

UTILITIES 0.1%
Osaka Gas Co. Ltd.	9,800	148

Total Japan		4,191

LUXEMBOURG 0.1%
FINANCIALS 0.1%
Intelsat SA «(c)(i)	2,886	81

Total Luxembourg		81

MALAYSIA 0.1%
MATERIALS 0.1%
Petronas Chemicals Group Bhd	64,400	116

Total Malaysia		116

MEXICO 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (c)	41,996	0

Total Mexico		0

NETHERLANDS 0.5%
CONSUMER STAPLES 0.5%
Koninklijke Ahold Delhaize NV	27,668	705

Total Netherlands		705

NORWAY 0.2%
COMMUNICATION SERVICES 0.1%
Telenor ASA	18,309	167

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

ENERGY 0.1%
Equinor ASA	2,818	93

Total Norway		260

PORTUGAL 0.3%
CONSUMER STAPLES 0.1%
Jeronimo Martins SGPS SA	7,450	139

UTILITIES 0.2%
EDP - Energias de Portugal SA	74,517	323

Total Portugal		462

SOUTH AFRICA 0.6%
COMMUNICATION SERVICES 0.2%
MTN Group Ltd.	45,502	300

ENERGY 0.1%
Exxaro Resources Ltd.	8,717	97

FINANCIALS 0.3%
Absa Group Ltd.	21,081	205
FirstRand Ltd.	57,282	191
Nedbank Group Ltd.	12,352	136

		532

Total South Africa		929

SOUTH KOREA 0.3%
CONSUMER DISCRETIONARY 0.2%
Kia Corp.	6,956	346

CONSUMER STAPLES 0.1%
KT&G Corp.	2,837	172

Total South Korea		518

SPAIN 0.7%
FINANCIALS 0.5%
Banco Bilbao Vizcaya Argentaria SA	172,129	772

UTILITIES 0.2%
Endesa SA	8,172	123
Red Electrica Corp. SA	10,627	163

		286

Total Spain		1,058

SWEDEN 0.3%
INFORMATION TECHNOLOGY 0.3%
Telefonaktiebolaget LM Ericsson 'B'	78,342	458

Total Sweden		458

SWITZERLAND 3.7%
CONSUMER STAPLES 0.2%
Nestle SA	3,081	333

HEALTH CARE 3.2%
Novartis AG	27,030	2,061
Roche Holding AG	8,214	2,720

		4,781

INDUSTRIALS 0.2%
Kuehne + Nagel International AG	1,436	292

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

INFORMATION TECHNOLOGY 0.1%
STMicroelectronics NV	5,695	177

Total Switzerland		5,583

TAIWAN 0.8%
INFORMATION TECHNOLOGY 0.8%
MediaTek, Inc.	29,000	500
Realtek Semiconductor Corp.	12,000	101
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	106
Unimicron Technology Corp.	33,000	121
United Microelectronics Corp.	310,000	347

		1,175

Total Taiwan		1,175

UNITED KINGDOM 3.3%
CONSUMER STAPLES 0.6%
British American Tobacco PLC	10,283	369
Imperial Brands PLC	24,236	498

		867

ENERGY 0.0%
Noble Corp. PLC (c)	2,136	63

HEALTH CARE 0.4%
GSK PLC	43,015	622

INDUSTRIALS 0.4%
BAE Systems PLC	71,387	627

MATERIALS 1.6%
Anglo American PLC	24,992	751
Rio Tinto PLC	29,708	1,607

		2,358

UTILITIES 0.3%
SSE PLC	28,129	475

Total United Kingdom		5,012

UNITED STATES 22.5%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (c)	29,821	41
iHeartMedia, Inc. 'A' (c)	6,979	51
iHeartMedia, Inc. 'B' «(c)	5,486	36

		128

CONSUMER DISCRETIONARY 0.8%
Genuine Parts Co.	3,754	560
LKQ Corp.	7,160	338
McDonald's Corp.	1,058	244
Target Corp.	715	106

		1,248

CONSUMER STAPLES 4.7%
Altria Group, Inc.	48,060	1,941
Archer-Daniels-Midland Co.	1,294	104
Coca-Cola Co.	7,566	424
Kroger Co.	15,788	691
Philip Morris International, Inc.	25,436	2,111
Procter & Gamble Co.	11,516	1,454
Tyson Foods, Inc. 'A'	7,669	505

		7,230

ENERGY 1.4%
APA Corp.	8,984	307
Marathon Oil Corp.	6,451	146
Marathon Petroleum Corp.	14,522	1,442
Phillips 66	1,282	104

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

Valero Energy Corp.	1,646	176

		2,175

FINANCIALS 4.2%
Aflac, Inc.	16,427	923
American International Group, Inc.	21,265	1,010
Ameriprise Financial, Inc.	2,637	664
Capital One Financial Corp.	1,109	102
Discover Financial Services	7,534	685
Fifth Third Bancorp	7,918	253
Hartford Financial Services Group, Inc.	8,771	543
KeyCorp	25,030	401
MetLife, Inc.	3,992	243
Principal Financial Group, Inc.	4,093	295
Regions Financial Corp.	24,784	498
Synchrony Financial	13,461	380
U.S. Bancorp	11,610	468

		6,465

HEALTH CARE 5.5%
Bristol-Myers Squibb Co.	3,297	234
CVS Health Corp.	3,732	356
Elevance Health, Inc.	230	105
Johnson & Johnson	17,462	2,853
Merck & Co., Inc.	28,255	2,433
Pfizer, Inc.	52,350	2,291
Quest Diagnostics, Inc.	570	70

		8,342

INDUSTRIALS 2.5%
General Dynamics Corp.	6,336	1,344
Lockheed Martin Corp.	4,868	1,881
Neiman Marcus Group Ltd. LLC «(c)(i)	1,124	204
Textron, Inc.	5,721	333
Westmoreland Mining Holdings «(c)(i)	53	0

		3,762

INFORMATION TECHNOLOGY 2.8%
Apple, Inc.	7,174	992
Broadcom, Inc.	2,763	1,227
Cisco Systems, Inc.	38,103	1,524
Microsoft Corp.	683	159
NetApp, Inc.	1,623	100
Texas Instruments, Inc.	1,446	224

		4,226

MATERIALS 0.3%
CF Industries Holdings, Inc.	1,685	162
LyondellBasell Industries NV 'A'	3,256	245

		407

UTILITIES 0.2%
NRG Energy, Inc.	6,222	238

Total United States		34,221

Total Common Stocks (Cost $76,923)		68,880

	PRINCIPAL AMOUNT (000s)
CONVERTIBLE BONDS & NOTES 0.0%
CAYMAN ISLANDS 0.0%
INDUSTRIALS 0.0%
Transocean, Inc. 4.625% due 09/30/2029	$14	12

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

Total Convertible Bonds & Notes (Cost $15)			12

CORPORATE BONDS & NOTES 10.6%
AUSTRIA 0.4%
BANKING & FINANCE 0.4%
Erste Group Bank AG 6.500% due 04/15/2024 •(g)(h)	EUR	600	547

Total Austria			547

BERMUDA 0.2%
INDUSTRIALS 0.2%
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (a)		$1	1
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		300	234

			235

Total Bermuda			235

BRAZIL 0.0%
INDUSTRIALS 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/31/2022 (d)(g)		46	0

Total Brazil			0

CAYMAN ISLANDS 0.3%
BANKING & FINANCE 0.0%
Park Aerospace Holdings Ltd.
5.500% due 02/15/2024		3	3
4.500% due 03/15/2023		21	21

			24

INDUSTRIALS 0.3%
MGM China Holdings Ltd.
5.375% due 05/15/2024		200	176
4.750% due 02/01/2027		253	197
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (a)		5	5
Transocean, Inc.
8.000% due 02/01/2027		10	7
7.500% due 01/15/2026		10	8

			393

UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		101	58
Transocean Phoenix 2 Ltd. 7.750% due 10/15/2024		2	2

			60

Total Cayman Islands			477

HONG KONG 0.1%
BANKING & FINANCE 0.1%
Huarong Finance Co. Ltd. 3.875% due 11/13/2029		265	181

Total Hong Kong			181

IRELAND 0.1%
INDUSTRIALS 0.1%
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(b)	GBP	300	84

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

Total Ireland			84

ITALY 0.2%
BANKING & FINANCE 0.2%
UniCredit SpA 7.830% due 12/04/2023		$370	373

Total Italy			373

JAPAN 0.5%
INDUSTRIALS 0.5%
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		868	704

Total Japan			704

LIBERIA 0.6%
INDUSTRIALS 0.6%
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023		895	912

Total Liberia			912

LUXEMBOURG 0.1%
INDUSTRIALS 0.1%
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		208	177

Total Luxembourg			177

PERU 0.0%
BANKING & FINANCE 0.0%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	100	23

Total Peru			23

SPAIN 0.1%
INDUSTRIALS 0.1%
Cellnex Finance Co. SA 3.875% due 07/07/2041		$260	163

Total Spain			163

SWITZERLAND 0.2%
BANKING & FINANCE 0.2%
Credit Suisse Group AG 7.500% due 12/11/2023 •(g)(h)		365	337

Total Switzerland			337

UNITED KINGDOM 1.2%
BANKING & FINANCE 1.0%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		454	454
Barclays PLC 7.750% due 09/15/2023 •(g)(h)		600	556
HSBC Holdings PLC 6.000% due 09/29/2023 •(g)(h)	EUR	320	309
Lloyds Banking Group PLC 7.625% due 06/27/2023 •(g)(h)	GBP	200	227

			1,546

INDUSTRIALS 0.2%
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	100	78
Marston's Issuer PLC 4.315% (SONIO/N + 2.669%) due 07/16/2035 ~	GBP	200	177

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

Mitchells & Butlers Finance PLC 2.687% (BP0003M + 0.450%) due 12/15/2030 ~		87	90

			345

Total United Kingdom			1,891

UNITED STATES 6.4%
BANKING & FINANCE 0.2%
EPR Properties
4.950% due 04/15/2028		$2	2
4.750% due 12/15/2026		2	2
GLP Capital LP
5.250% due 06/01/2025		3	3
5.300% due 01/15/2029		19	17
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		8	7
VICI Properties LP 4.625% due 06/15/2025		237	223

			254

INDUSTRIALS 3.8%
American Airlines Pass-Through Trust
2.875% due 01/11/2036		482	393
3.350% due 04/15/2031		8	7
Boeing Co. 6.125% due 02/15/2033		400	384
Carvana Co.
5.500% due 04/15/2027		230	126
10.250% due 05/01/2030		200	134
Community Health Systems, Inc. 8.000% due 03/15/2026		184	160
Coty, Inc. 3.875% due 04/15/2026	EUR	245	217
CVS Pass-Through Trust 8.353% due 07/10/2031		$391	423
DISH DBS Corp. 5.250% due 12/01/2026		490	402
Energy Transfer LP 4.950% due 05/15/2028		4	4
Exela Intermediate LLC 11.500% due 07/15/2026		12	3
Hyatt Hotels Corp. 4.850% due 03/15/2026		900	876
Netflix, Inc. 5.375% due 11/15/2029		8	7
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		1,208	1,080
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		230	206
Topaz Solar Farms LLC
5.750% due 09/30/2039		67	62
4.875% due 09/30/2039		9	8
U.S. Renal Care, Inc. 10.625% due 07/15/2027		6	3
Western Midstream Operating LP 3.555% (US0003M + 1.850%) due 01/13/2023 ~		4	4
Wynn Resorts Finance LLC 7.750% due 04/15/2025		1,400	1,369

			5,868

UTILITIES 2.4%
Pacific Gas & Electric Co.
4.600% due 06/15/2043		210	149
4.750% due 02/15/2044		120	86
3.250% due 06/01/2031		559	427
4.250% due 03/15/2046		4	3
3.750% due 07/01/2028		110	93
4.550% due 07/01/2030		127	109
4.950% due 07/01/2050		805	591
4.500% due 07/01/2040		131	96
3.750% due 08/15/2042		2	1
2.950% due 03/01/2026		53	47
4.500% due 12/15/2041		2	1
3.250% due 06/15/2023		23	23
3.400% due 08/15/2024		35	33
4.000% due 12/01/2046		2	1
3.300% due 03/15/2027		20	17
4.200% due 03/01/2029		200	170
Southern California Edison Co. 4.875% due 03/01/2049		1	1

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

Sprint Communications LLC 6.000% due 11/15/2022		900	901
Sprint Corp.
7.625% due 02/15/2025		400	411
7.125% due 06/15/2024		435	442
7.625% due 03/01/2026		7	7

			3,609

Total United States			9,731

VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela SA
6.000% due 11/15/2026 ^(b)		300	7
6.000% due 05/16/2024 ^(b)		20	1
9.750% due 05/17/2035 ^(b)		20	0

			8

Total Venezuela			8

VIRGIN ISLANDS (BRITISH) 0.2%
INDUSTRIALS 0.2%
Studio City Finance Ltd. 5.000% due 01/15/2029		550	245

Total Virgin Islands (British)			245

Total Corporate Bonds & Notes (Cost $19,706)			16,088

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
IRELAND 0.4%
Kinbane DAC 0.000% due 09/25/2062 ~		671	638

Total Ireland			638

UNITED KINGDOM 0.7%
Eurosail PLC
2.926% due 09/13/2045 •	GBP	339	367
3.176% due 06/13/2045 •		446	494
Grifonas Finance PLC 1.264% due 08/28/2039 •	EUR	195	178

Total United Kingdom			1,039

UNITED STATES 4.2%
Banc of America Alternative Loan Trust 6.000% due 07/25/2046 ^		$46	38
Banc of America Funding Trust 3.081% due 05/20/2036 ^~		6	6
Banc of America Mortgage Trust
3.222% due 11/20/2046 ^~		3	3
6.000% due 10/25/2036 ^		9	7
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ		13	13
Benchmark Mortgage Trust 3.626% due 09/15/2048 ~		865	793
Chase Mortgage Finance Trust 3.601% due 09/25/2036 ^~		20	17
Countrywide Alternative Loan Trust
6.000% due 06/25/2036 ^		85	53
6.000% due 02/25/2037 ^		50	20
6.250% due 12/25/2036 ^•		20	10
Countrywide Home Loan Mortgage Pass-Through Trust 3.584% due 07/25/2037 ^•		14	4
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036 ^		29	19
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035 ^		310	99
Credit Suisse Mortgage Capital Certificates 2.370% due 12/29/2037 ~		107	73
DBGS Mortgage Trust 5.468% due 10/15/2036 ~		900	820
First Horizon Alternative Mortgage Securities Trust 3.163% due 06/25/2036 ^~		141	117
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^		2	2
JP Morgan Alternative Loan Trust 5.843% due 05/26/2037 ~		42	35

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust 5.333% due 11/15/2038 •	967	920
JP Morgan Mortgage Trust 6.500% due 07/25/2036 ^	81	39
Legacy Mortgage Asset Trust 4.243% due 01/28/2070 •	258	257
Merrill Lynch Mortgage Investors Trust 2.611% due 03/25/2036 ^~	10	5
Morgan Stanley Capital Trust 4.768% due 07/15/2035 •	977	951
OBX Trust 3.934% due 04/25/2048 ~	34	34
Residential Accredit Loans, Inc. Trust
3.884% due 10/25/2045 •	45	40
5.500% due 03/25/2037 ^	229	186
6.250% due 03/25/2037 ^	19	15
Structured Adjustable Rate Mortgage Loan Trust 3.469% due 10/25/2036 ^~	1,280	802
Wells Fargo Alternative Loan Trust 3.589% due 07/25/2037 ^~	451	401
Wells Fargo Commercial Mortgage Trust 3.412% due 09/15/2058	644	628

Total United States		6,407

Total Non-Agency Mortgage-Backed Securities (Cost $8,855)		8,084

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	15	15
7.350% due 07/01/2035	5	5

Total Illinois		20

PUERTO RICO 0.1%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	44	22
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 0.000% due 07/01/2033 (d)	11	6
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010 6.125% due 07/01/2040 ^(b)	100	76

Total Puerto Rico		104

Total Municipal Bonds & Notes (Cost $83)		124

	SHARES
PREFERRED STOCKS 0.6%
BRAZIL 0.4%
ENERGY 0.4%
Petroleo Brasileiro SA	125,800	695

Total Brazil		695

UNITED KINGDOM 0.1%
BANKING & FINANCE 0.1%
Nationwide Building Society 10.250% ~	1,130	148

Total United Kingdom		148

UNITED STATES 0.1%
INDUSTRIALS 0.1%
General Electric Co. 6.623% (US0003M + 3.330%) due 12/15/2022 ~(g)	169,000	159

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

Total United States			159

Total Preferred Stocks (Cost $1,034)			1,002

REAL ESTATE INVESTMENT TRUSTS 5.5%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Stockland		61,739	129

Total Australia			129

UNITED STATES 5.4%
FINANCIALS 0.1%
Annaly Capital Management, Inc.		11,401	196

REAL ESTATE 5.3%
Apartment Income REIT Corp.		9,607	371
Apple Hospitality REIT, Inc.		25,789	363
Boston Properties, Inc.		4,895	367
Brandywine Realty Trust		24,770	167
CBL & Associates Properties, Inc.		39	1
Cousins Properties, Inc.		7,461	174
EPR Properties		9,534	342
Equity Residential		2,678	180
Gaming & Leisure Properties, Inc.		16,446	728
Healthcare Realty Trust, Inc.		16,868	352
Healthpeak Properties, Inc.		15,334	351
Highwoods Properties, Inc.		13,381	361
Hudson Pacific Properties, Inc.		30,262	331
Macerich Co.		21,575	171
Physicians Realty Trust		12,138	182
Piedmont Office Realty Trust, Inc. 'A'		16,776	177
Simon Property Group, Inc.		8,953	804
Spirit Realty Capital, Inc.		9,918	359
Uniti Group, Inc.		32	0
Ventas, Inc.		8,350	335
VICI Properties, Inc.		37,054	1,106
Weyerhaeuser Co.		19,738	564
WP Carey, Inc.		4,722	330

			8,116

Total United States			8,312

Total Real Estate Investment Trusts (Cost $10,275)			8,441

RIGHTS 0.0%
LUXEMBOURG 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(c)		348	1

Total Rights (Cost $0)			1

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.0%
ARGENTINA 0.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$299	57
1.000% due 07/09/2029		31	6
1.500% due 07/09/2035 þ		373	70
3.500% due 07/09/2041 þ		196	42
3.875% due 01/09/2038 þ		269	64
15.500% due 10/17/2026	ARS	1,226	1
47.331% (BADLARPP) due 10/04/2022 ~		28	0
Autonomous City of Buenos Aires 72.040% (BADLARPP + 3.250%) due 03/29/2024 ~		3,481	13

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

Provincia de Buenos Aires 62.098% due 04/12/2025		389	1

Total Argentina			254

PERU 0.1%
Peru Government International Bond
5.940% due 02/12/2029	PEN	238	53
6.150% due 08/12/2032		149	31
6.350% due 08/12/2028		233	54
6.900% due 08/12/2037		5	1
6.950% due 08/12/2031		5	1
8.200% due 08/12/2026		189	49

Total Peru			189

ROMANIA 0.1%
Romania Government International Bond 2.000% due 04/14/2033	EUR	214	124

Total Romania			124

SOUTH AFRICA 0.4%
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	200	10
8.250% due 03/31/2032		300	14
8.750% due 02/28/2048		200	8
8.875% due 02/28/2035		200	9
10.500% due 12/21/2026		10,200	583

Total South Africa			624

TURKEY 0.2%
Turkey Government International Bond
4.250% due 03/13/2025		$200	177
5.250% due 03/13/2030		200	143

Total Turkey			320

VENEZUELA 0.0%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(b)		2	0
7.650% due 04/21/2025 ^(b)		3	0
9.250% due 09/15/2027 ^(b)		44	4

Total Venezuela			4

Total Sovereign Issues (Cost $2,394)			1,515

U.S. GOVERNMENT AGENCIES 14.5%
UNITED STATES 14.5%
Ginnie Mae, TBA
3.500% due 11/01/2052		100	91
4.500% due 10/01/2052		300	287
Uniform Mortgage-Backed Security
3.000% due 11/01/2029 - 03/01/2050		54	48
3.500% due 02/01/2050		33	30
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2051		100	84
3.000% due 11/01/2052		5,400	4,700
3.500% due 10/01/2052 - 11/01/2052		7,000	6,300
4.000% due 11/01/2052		8,500	7,883
4.500% due 10/01/2052 - 11/01/2052		2,500	2,380
5.000% due 10/01/2052 - 11/01/2052		200	194

Total U.S. Government Agencies (Cost $23,287)			21,997

U.S. TREASURY OBLIGATIONS 9.1%
UNITED STATES 9.1%
U.S. Treasury Bonds
2.875% due 11/15/2046		600	491
3.000% due 02/15/2049		1,133	967
3.875% due 09/30/2029 (n)		1,100	1,095
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2030		324	285
0.125% due 07/15/2031		2,355	2,055
0.125% due 02/15/2051		341	215
0.250% due 07/15/2029 (l)		832	750
0.375% due 01/15/2027		39	37
0.375% due 07/15/2027		12	11
0.625% due 07/15/2032		612	556
0.750% due 07/15/2028		248	233

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

0.875% due 01/15/2029		407	383
1.000% due 02/15/2048		120	98
1.000% due 02/15/2049		118	96
U.S. Treasury Notes
0.125% due 04/30/2023 (l)(n)		4,000	3,911
2.375% due 03/31/2029 (n)		2,800	2,536
2.875% due 05/15/2032		100	92

Total U.S. Treasury Obligations (Cost $15,381)			13,811

		SHARES
WARRANTS 0.0%
LUXEMBOURG 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		132	0
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		296	2

			2

Total Luxembourg			2

UNITED STATES 0.0%
INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 9/21/2055 «		40	1

Total United States			1

Total Warrants (Cost $53)			3

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (j) 0.8%			1,155

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
0.754% due 05/19/2023 (d)(e)(f)	ARS	10,541	38

Total Argentina Treasury Bills (Cost $37)			38

Total Short-Term Instruments (Cost $1,192)			1,193

Total Investments in Securities (Cost $178,894)			159,568

		SHARES
INVESTMENTS IN AFFILIATES 8.3%
SHORT-TERM INSTRUMENTS 8.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.3%
PIMCO Short-Term Floating NAV Portfolio III		1,302,047	12,642

Total Short-Term Instruments (Cost $12,642)			12,642

Total Investments in Affiliates (Cost $12,642)			12,642

Total Investments 113.2% (Cost $191,536)			$172,210
Financial Derivative Instruments (k)(m) (0.4)%(Cost or Premiums, net $(1,245))			(629)
Other Assets and Liabilities, net (12.8)%			(19,499)

Net Assets 100.0%			$152,082

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Payment in-kind security.
(b)		Security is not accruing income as of the date of this report.
(c)		Security did not produce income within the last twelve months.
(d)		Zero coupon security.
(e)		Coupon represents a yield to maturity.
(f)		Principal amount of security is adjusted for inflation.
(g)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)		Contingent convertible security.
(i)		RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Intelsat SA	06/19/2017-02/23/2022	$208	$81	0.05%
Neiman Marcus Group Ltd. LLC	09/25/2020	36	204	0.14
Westmoreland Mining Holdings	03/26/2019	0	0	0.00

		$244	$285	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)		REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$1,155	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$1,178	$1,155	$1,155

Total Repurchase Agreements						$1,178	$1,155	$1,155

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.7)%
United States (1.7)%
Uniform Mortgage-Backed Security, TBA	3.500%	10/01/2052	$2,900	$(2,762)	$(2,611)

Total Short Sales (1.7)%				$(2,762)	$(2,611)

(1)				Includes accrued interest.
(k)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	2	$5	$(2)	$(5)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	2	5	(2)	(1)

Total Written Options	$(4)	$(6)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2022	1	$205	$(3)	$0	$0
U.S. Treasury 10-Year Note December Futures	12/2022	167	18,714	(945)	0	(66)

$(948)	$0	$(66)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	5	$(1,197)	$19	$1	$0
3-Month SOFR Active Contract December Futures	03/2025	1	(241)	4	0	0
3-Month SOFR Active Contract December Futures	03/2026	1	(241)	4	0	0
3-Month SOFR Active Contract June Futures	09/2024	2	(480)	7	0	0
3-Month SOFR Active Contract June Futures	09/2025	2	(482)	7	1	0
3-Month SOFR Active Contract March Futures	06/2024	3	(719)	12	0	0
3-Month SOFR Active Contract March Futures	06/2025	1	(241)	4	0	0
3-Month SOFR Active Contract March Futures	06/2026	1	(241)	3	0	0
3-Month SOFR Active Contract September Futures	12/2024	2	(481)	7	0	0
3-Month SOFR Active Contract September Futures	12/2025	1	(241)	4	0	0
Australia Government 10-Year Bond December Futures	12/2022	18	(1,348)	25	0	(22)
U.S. Treasury 10-Year Ultra December Futures	12/2022	24	(2,844)	181	12	0
U.S. Treasury 30-Year Bond December Futures	12/2022	9	(1,138)	98	6	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	4	(548)	54	7	0

$429	$27	$(22)

Total Futures Contracts	$(519)	$27	$(88)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2026	1.317%	$1,000	$16	$(28)	$(12)	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2023	1.053	100	0	0	0	0	0
Boeing Co.	1.000	Quarterly	12/20/2023	1.265	200	2	(3)	(1)	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.452	500	(1)	(7)	(8)	1	0
Ford Motor Co.	5.000	Quarterly	06/20/2027	4.269	200	24	(18)	6	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	3.950	600	52	(31)	21	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	1.259	300	1	(4)	(3)	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	2.308	900	179	(88)	91	2	0
Hess Corp.	1.000	Quarterly	12/20/2026	1.549	500	(2)	(8)	(10)	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.185	EUR	100	(10)	1	(9)	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	4.774	200	(9)	(17)	(26)	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	4.983	100	(8)	(7)	(15)	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	1.245		$500	11	(15)	(4)	0	0

							$255	$(225)	$30	$3	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin(5)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index		1.000%	Quarterly	12/20/2026		$736	$(29)	$(25)	$(54)	$12	$0
CDX.EM-38 5-Year Index		1.000	Quarterly	12/20/2027		400	(33)	(7)	(40)	0	0
CDX.HY-38 5-Year Index		5.000	Quarterly	06/20/2027		4,356	18	(109)	(91)	0	(1)
CDX.HY-39 5-Year Index		5.000	Quarterly	12/20/2027		5,600	(247)	27	(220)	0	(2)
CDX.IG-38 5-Year Index		1.000	Quarterly	06/20/2027		1,300	5	(3)	2	0	0
CDX.IG-39 5-Year Index		1.000	Quarterly	12/20/2027		1,200	0	(4)	(4)	0	0
iTraxx Asia Ex-Japan 38 5-Year Index		1.000	Quarterly	12/20/2027		100	(3)	0	(3)	0	0
iTraxx Europe Main 37 5-Year Index		1.000	Quarterly	06/20/2027	EUR	600	(3)	(4)	(7)	1	0

							$(292)	$(125)	$(417)	$13	$(3)

INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000%	Annual	03/15/2033	GBP	1,200	$230	$17	$247	$11	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2042		200	7	95	102	1	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2053		800	238	8	246	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	30,000	0	(1)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		210,000	4	32	36	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		641,000	46	76	122	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		150,000	2	11	13	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		90,000	26	27	53	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		10,000	0	3	3	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		$3,200	0	47	47	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		1,600	0	24	24	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		1,200	15	33	48	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		1,000	0	27	27	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		200	0	(15)	(15)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		200	8	17	25	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		200	(1)	(8)	(9)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		320	0	20	20	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		900	(7)	(23)	(30)	0	(30)
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		200	(1)	(7)	(8)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		220	(9)	(27)	(36)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		310	18	32	50	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		282	16	17	33	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		200	8	12	20	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		400	(2)	(53)	(55)	0	(1)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		200	(1)	(26)	(27)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		340	(32)	(33)	(65)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		399	35	24	59	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		280	(24)	(17)	(41)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		220	24	4	28	1	0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023	BRL	800	8	(11)	(3)	0	0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		600	6	(8)	(2)	0	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		200	2	(3)	(1)	0	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		5,200	(1)	(46)	(47)	0	0
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		300	0	0	0	0	0
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		200	0	0	0	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		500	0	0	0	0	0
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		200	0	0	0	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		400	0	0	0	0	0
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		900	0	0	0	0	0
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		100	0	0	0	0	0
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		500	0	0	0	0	0
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		1,200	0	0	0	0	0
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		900	0	0	0	0	0
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		1,600	0	0	0	0	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		300	0	1	1	0	0
Pay(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		$2,200	(41)	(31)	(72)	0	(1)
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	02/03/2024		200	0	(9)	(9)	0	0
Pay(6)	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024		400	(1)	(11)	(12)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		3,100	(293)	402	109	4	0
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026		100	0	11	11	0	0
Receive	3-Month USD-LIBOR	0.940	Semi-Annual	06/08/2026		100	0	11	11	0	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		1,000	15	112	127	3	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		2,300	(345)	424	79	6	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		100	(2)	13	11	0	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026		100	(8)	17	9	0	0
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027		100	0	(11)	(11)	0	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/11/2027		200	0	(21)	(21)	0	(1)
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027		100	0	(11)	(11)	0	0
Pay	3-Month USD-LIBOR	1.443	Semi-Annual	01/18/2027		100	0	(11)	(11)	0	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		500	0	56	56	2	0
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		2,400	(8)	(243)	(251)	0	(7)
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027		200	(1)	(20)	(21)	0	(1)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		1,200	0	131	131	4	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		4,900	(18)	(466)	(484)	0	(15)
Pay	3-Month USD-LIBOR	1.280	Semi-Annual	03/24/2028		400	(1)	(54)	(55)	0	(2)
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		100	0	14	14	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		1,610	(91)	(199)	(290)	0	(6)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,900	(643)	1,065	422	20	0
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		100	0	(15)	(15)	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		422	11	(68)	(57)	0	(2)
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028		100	0	14	14	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		55	0	8	8	0	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029		200	(1)	(25)	(26)	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		100	(12)	24	12	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		200	(15)	45	30	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		300	(30)	72	42	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		200	(25)	50	25	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		100	(13)	26	13	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		2,400	(130)	550	420	9	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		127	1	25	26	1	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		2,600	213	384	597	10	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		663	(60)	(92)	(152)	0	(2)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031		100	0	18	18	0	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		100	0	19	19	0	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031		100	0	19	19	0	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		100	(1)	20	19	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031		100	0	(18)	(18)	0	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		100	0	(18)	(18)	0	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031		100	0	(18)	(18)	0	0
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032		100	0	(16)	(16)	0	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	02/18/2032		200	(2)	(27)	(29)	0	(1)
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		100	(23)	49	26	1	0
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		100	(23)	50	27	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		900	(292)	474	182	10	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		100	(26)	51	25	1	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		100	(16)	48	32	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		500	(97)	246	149	5	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		300	(48)	144	96	3	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		600	(196)	320	124	7	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		400	41	114	155	4	0
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		100	(1)	(34)	(35)	0	(1)
Pay	3-Month USD-LIBOR	1.590	Semi-Annual	02/09/2051		900	(7)	(289)	(296)	0	(10)
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		100	(1)	30	29	1	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	900	5	(5)	0	0	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		900	0	(5)	(5)	0	0
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		200	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	5.020	Quarterly	02/11/2026		400	0	(2)	(2)	0	0
Receive	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		600	(5)	5	0	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(646)	(163)	14	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	12	3	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	800	(2)	169	167	0	(2)
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		680	8	(70)	(62)	2	0
Receive(6)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		1,000	104	14	118	0	(2)
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023	MXN	200	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	6	(7)	(1)	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	5	(5)	0	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		6,000	19	(21)	(2)	0	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	12	(13)	(1)	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,400	12	(13)	(1)	0	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		8,800	0	11	11	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		3,700	0	5	5	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		3,600	0	4	4	0	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		4,300	9	(31)	(22)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		15,500	35	(112)	(77)	1	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	97	(240)	(143)	2	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		1,000	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		1,500	0	2	2	0	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		2,900	(22)	30	8	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(86)	116	30	0	(1)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	(8)	12	4	0	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	(5)	7	2	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	(15)	20	5	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	(15)	20	5	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		700	3	1	4	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		2,900	12	3	15	0	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		700	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		1,700	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		400	2	(5)	(3)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		100	1	(2)	(1)	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100	1	(2)	(1)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		900	(9)	14	5	0	0
Receive	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	(15)	(15)	0	(3)
Receive	UKRPI	4.140	Maturity	10/15/2031		100	0	(13)	(13)	0	(3)
Receive	UKRPI	4.250	Maturity	11/15/2031		100	(1)	(11)	(12)	0	(3)

							$(937)	$2,829	$1,892	$146	$(128)

Total Swap Agreements							$(974)	$2,479	$1,505	$162	$(132)

(l)

Securities with an aggregate market value of $841 and cash of $2,275 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	11/2022		$7	PEN	28	$0	$0
	11/2022	ZAR	402		$25	3	0
	12/2022		$11	PEN	44	0	0
	03/2023	TWD	1,737		$59	4	0
BPS	10/2022	CNH	35		5	0	0
	10/2022	GBP	1,940		2,259	93	0
	10/2022		$257	GBP	232	5	(3)
	11/2022	GBP	1,223		$1,366	0	0
	11/2022		$355	CAD	455	0	(25)
	11/2022		107	IDR	1,594,115	0	(3)
	11/2022		295	NOK	2,835	0	(35)
	11/2022		17	PEN	66	0	(1)
	11/2022	ZAR	864		$54	6	0
BRC	11/2022		305		19	2	0
CBK	10/2022	BRL	5,552		1,079	50	0
	10/2022	GBP	50		57	2	0
	10/2022	PEN	539		139	4	0
	10/2022		$1,055	BRL	5,552	0	(26)
	10/2022		554	GBP	480	0	(18)
	10/2022		139	PEN	539	0	(4)
	11/2022	ZAR	947		$58	6	0
	12/2022	PEN	167		43	2	0
	12/2022		$566	MXN	11,538	0	0
	12/2022		161	PEN	636	1	(4)
	01/2023		1,058	BRL	5,552	0	(50)
	02/2023	PEN	185		$47	1	0
	04/2023		572		145	4	0
DUB	10/2022		$392	MXN	8,162	12	0
	10/2022		27	RUB	2,576	16	0
GLM	10/2022	CNH	53		$8	0	0
	10/2022		$67	RUB	6,359	41	0
	11/2022	ZAR	425		$26	3	0
	12/2022	PEN	56		14	0	0
	02/2023	ZAR	62		4	0	0
JPM	10/2022	CNH	62		9	0	0
	11/2022		$207	IDR	3,110,252	0	(4)
MBC	10/2022	AUD	15		$10	0	0
	10/2022	EUR	3,084		3,083	61	0
	10/2022		$97	EUR	99	1	(1)
	10/2022		94	GBP	89	5	0
	11/2022	GBP	346		$375	0	(12)
	03/2023	TWD	2,590		88	6	0
	05/2023	CNH	48		7	0	0
MYI	10/2022	JPY	55,870		387	2	0
	10/2022	MXN	57		3	0	0
	10/2022		$331	AUD	475	0	(27)
	10/2022		2,937	EUR	3,044	47	0
	10/2022		277	MXN	5,649	3	0
	11/2022	EUR	3,044		$2,943	0	(46)
	11/2022		$56	IDR	834,174	0	(2)
	11/2022		387	JPY	55,721	0	(2)
	11/2022	ZAR	83		$5	0	0
	12/2022	TWD	2,192		73	4	0
	03/2023		2,327		79	5	0
RBC	10/2022		$1,506	JPY	208,203	0	(67)
	11/2022		5	PEN	20	0	0
SCX	10/2022		36	AUD	52	0	(3)
	10/2022		194	CLP	182,929	0	(6)
	11/2022	PEN	29		$7	0	0
	11/2022		$175	CAD	224	0	(12)
	11/2022		378	IDR	5,665,409	0	(8)
	11/2022		119	NOK	1,156	0	(13)
	12/2022	TWD	4,098		$136	7	0
	12/2022		$5	PEN	20	0	0
UAG	10/2022	GBP	34		$39	2	0
	10/2022	JPY	75,514		524	2	0
	10/2022		$14	AUD	21	0	(1)
	11/2022		47	IDR	705,258	0	(1)
	11/2022		524	JPY	75,312	0	(2)
	11/2022	ZAR	941		$60	8	0

Total Forward Foreign Currency Contracts						$408	$(376)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900%	11/16/2022	100	$0	$0
BRC	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	50	0	0
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	2.000	12/21/2022	100	0	0
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	12/21/2022	100	0	(1)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	12/21/2022	100	0	0
GST	Put - OTC CDX.IG-38 5-Year Index		Sell	1.600	10/19/2022	200	(1)	0
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	11/16/2022	200	0	0
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.500	12/21/2022	200	(1)	(1)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	3.000	03/15/2023	100	0	0
JPM	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	11/16/2022	100	0	0
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.900	11/16/2022	50	0	0
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.600	12/21/2022	100	0	0

							$(2)	$(2)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	200	$(1)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	200	(1)	(2)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	100	1	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	100	1	(1)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	300	(1)	(3)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	100	(1)	(2)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	100	(1)	(1)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	200	0	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	200	0	(3)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	8,100	(15)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	8,100	(15)	(266)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	200	0	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	200	0	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/05/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/05/2023	300	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	500	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	500	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	300	1	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	300	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	300	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	300	(1)	(3)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(1)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	800	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	800	(1)	(8)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	400	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	400	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	400	1	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	2.100	05/12/2023	400	(1)		(4)

								$(88)		$(352)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052			$99.406	11/07/2022		300	$(2)		$(13)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2052			99.258	11/07/2022		500	(3)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052			98.375	11/07/2022		500	(3)		(17)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052			98.406	11/07/2022		500	(3)		(17)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052			100.375	11/07/2022		500	(2)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 11/01/2052			100.406	11/07/2022		500	(2)		0

								$(15)		$(47)

Total Written Options								$(105)		$(401)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2024	1.113%	$40	$(1)	$1	$0	$0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2022	0.586	245	(8)	9	1	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.648	300	(5)	1	0	(4)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.648	200	(3)	0	0	(3)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	3.068	100	(4)	(4)	0	(8)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.681	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	100	(4)	0	0	(4)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	7.389	100	(11)	(2)	0	(13)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.482	400	(12)	9	0	(3)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.962	300	(5)	5	0	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.196	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.820	100	0	(3)	0	(3)
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.946	300	(10)	(3)	0	(13)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.061	200	(9)	(6)	0	(15)

							$(75)	$10	$1	$(66)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$4,000	$(85)	$59	$0	$(26)
MYC	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	5,700	(2)	(121)	0	(123)

							$(87)	$(62)	$0	$(149)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Investment Grade Corporate Bond ETF	324	1.080% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	$24	$0	$(1)	$0	$(1)
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	646	1.380% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	47	0	(1)	0	(1)
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	667	1.230% (1-Month USD-LIBOR less a specified spread)	Monthly	12/01/2022	50	0	(2)	0	(2)
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	666	1.230% (1-Month USD-LIBOR less a specified spread)	Monthly	12/15/2022	49	0	(2)	0	(2)

								$0	$(6)	$0	$(6)

Total Swap Agreements								$(162)	$(58)	$1	$(221)

(n)

Securities with an aggregate market value of $306 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$295	$0	$295
United States	0	12,767	0	12,767
Loan Participations and Assignments
Luxembourg	0	52	0	52
Panama	0	820	0	820
United Kingdom	0	789	375	1,164
United States	0	3,316	3	3,319
Common Stocks
Australia
Consumer Discretionary	0	103	0	103
Industrials	223	0	0	223
Materials	2,281	479	0	2,760
Belgium
Financials	0	190	0	190
Utilities	0	89	0	89
Brazil
Communication Services	99	0	0	99
Consumer Staples	359	0	0	359
Energy	146	0	0	146
Financials	165	0	0	165
Materials	1,126	0	0	1,126
Canada
Consumer Discretionary	74	0	0	74
Consumer Staples	459	0	0	459
Industrials	146	0	0	146
Chile
Financials	96	0	0	96
China
Communication Services	0	99	0	99
Consumer Staples	0	151	0	151
Energy	0	265	0	265
Financials	0	2,461	0	2,461
Industrials	0	94	0	94
Information Technology	0	131	0	131
Czech Republic
Utilities	143	0	0	143
Denmark
Consumer Staples	0	128	0	128
Industrials	245	145	0	390
France
Consumer Staples	0	207	0	207
Health Care	0	958	0	958
Industrials	0	646	0	646
Germany
Consumer Discretionary	0	273	0	273
Utilities	0	351	0	351
Greece
Consumer Discretionary	0	98	0	98
Hong Kong
Industrials	0	134	0	134
Real Estate	321	0	0	321
Utilities	0	102	0	102
Indonesia
Communication Services	0	388	0	388
Consumer Discretionary	0	232	0	232
Energy	0	108	0	108
Financials	0	127	0	127
Israel
Industrials	50	0	0	50
Italy
Utilities	0	219	0	219
Japan
Communication Services	264	477	0	741
Consumer Staples	521	124	0	645
Health Care	584	699	0	1,283
Industrials	0	1,179	0	1,179
Materials	0	195	0	195
Utilities	0	148	0	148
Luxembourg
Financials	0	0	81	81
Malaysia
Materials	0	116	0	116
Netherlands
Consumer Staples	705	0	0	705
Norway
Communication Services	167	0	0	167
Energy	93	0	0	93
Portugal
Consumer Staples	139	0	0	139
Utilities	0	323	0	323
South Africa
Communication Services	0	300	0	300
Energy	0	97	0	97
Financials	136	396	0	532

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

South Korea
Consumer Discretionary	0	346	0	346
Consumer Staples	0	172	0	172
Spain
Financials	0	772	0	772
Utilities	123	163	0	286
Sweden
Information Technology	458	0	0	458
Switzerland
Consumer Staples	333	0	0	333
Health Care	0	4,781	0	4,781
Industrials	0	292	0	292
Information Technology	0	177	0	177
Taiwan
Information Technology	0	1,175	0	1,175
United Kingdom
Consumer Staples	0	867	0	867
Energy	63	0	0	63
Health Care	622	0	0	622
Industrials	0	627	0	627
Materials	1,607	751	0	2,358
Utilities	0	475	0	475
United States
Communication Services	92	0	36	128
Consumer Discretionary	1,248	0	0	1,248
Consumer Staples	7,230	0	0	7,230
Energy	2,175	0	0	2,175
Financials	6,465	0	0	6,465
Health Care	8,342	0	0	8,342
Industrials	3,558	0	204	3,762
Information Technology	4,226	0	0	4,226
Materials	407	0	0	407
Utilities	238	0	0	238
Convertible Bonds & Notes
Cayman Islands
Industrials	0	12	0	12
Corporate Bonds & Notes
Austria
Banking & Finance	0	547	0	547
Bermuda
Industrials	0	235	0	235
Cayman Islands
Banking & Finance	0	24	0	24
Industrials	0	393	0	393
Utilities	0	60	0	60
Hong Kong
Banking & Finance	0	181	0	181
Ireland
Industrials	0	84	0	84
Italy
Banking & Finance	0	373	0	373
Japan
Industrials	0	704	0	704
Liberia
Industrials	0	912	0	912
Luxembourg
Industrials	0	177	0	177
Peru
Banking & Finance	0	23	0	23
Spain
Industrials	0	163	0	163
Switzerland
Banking & Finance	0	337	0	337
United Kingdom
Banking & Finance	0	1,546	0	1,546
Industrials	0	345	0	345
United States
Banking & Finance	0	254	0	254
Industrials	0	5,868	0	5,868
Utilities	0	3,609	0	3,609
Venezuela
Industrials	0	8	0	8
Virgin Islands (British)
Industrials	0	245	0	245
Non-Agency Mortgage-Backed Securities
Ireland	0	638	0	638
United Kingdom	0	1,039	0	1,039
United States	0	6,407	0	6,407
Municipal Bonds & Notes
Illinois	0	20	0	20
Puerto Rico	0	104	0	104
Preferred Stocks
Brazil
Energy	695	0	0	695
United Kingdom
Banking & Finance	0	148	0	148

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2022 (Unaudited)

United States
Industrials	0	159	0	159
Real Estate Investment Trusts
Australia
Real Estate	0	129	0	129
United States
Financials	196	0	0	196
Real Estate	8,116	0	0	8,116
Rights
Luxembourg
Financials	0	0	1	1
Sovereign Issues
Argentina	0	254	0	254
Peru	0	189	0	189
Romania	0	124	0	124
South Africa	0	624	0	624
Turkey	0	320	0	320
Venezuela	0	4	0	4
U.S. Government Agencies
United States	0	21,997	0	21,997
U.S. Treasury Obligations
United States	0	13,811	0	13,811
Warrants
Luxembourg
Financials	0	0	2	2
United States
Information Technology	0	0	1	1
Short-Term Instruments
Repurchase Agreements	0	1,155	0	1,155
Argentina Treasury Bills	0	38	0	38

	$54,736	$104,129	$703	$159,568
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,642	$0	$0	$12,642

Total Investments	$67,378	$104,129	$703	$172,210

Short Sales, at Value - Liabilities
United States	0	(2,611)	0	(2,611)

	$0	$(2,611)	$0	$(2,611)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	189	0	189
Over the counter	0	409	0	409

	$0	$598	$0	$598
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22)	(204)	0	(226)
Over the counter	0	(998)	0	(998)

	$(22)	$(1,202)	$0	$(1,224)

Total Financial Derivative Instruments	$(22)	$(604)	$0	$(626)

Totals	$67,356	$100,914	$703	$168,973

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO RAE Emerging Markets Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1% ¤
COMMON STOCKS 97.0%
BRAZIL 6.9%
COMMUNICATION SERVICES 0.5%
Telefonica Brasil SA	696,145	$5,225

CONSUMER DISCRETIONARY 0.5%
Vibra Energia SA	1,626,137	5,200

ENERGY 0.3%
Ultrapar Participacoes SA	1,539,465	3,347

FINANCIALS 3.2%
Banco do Brasil SA	4,402,240	31,435
Banco Santander Brasil SA	120,350	677
IRB Brasil Resseguros S/A (b)	6,648,435	1,356
Porto Seguro SA	333,100	1,305

		34,773

INDUSTRIALS 0.4%
CCR SA	71,000	165
Embraer SA (b)	2,161,785	4,669

		4,834

INFORMATION TECHNOLOGY 1.8%
Cielo SA	20,184,845	20,206

UTILITIES 0.2%
Cia Paranaense de Energia	135,700	815
EDP - Energias do Brasil SA	311,000	1,259

		2,074

Total Brazil		75,659

CHILE 0.6%
COMMUNICATION SERVICES 0.1%
Empresa Nacional de Telecomunicaciones SA	66,893	189

CONSUMER DISCRETIONARY 0.0%
Falabella SA	88,756	177

CONSUMER STAPLES 0.3%
Cencosud SA	1,834,151	2,321
Cia Cervecerias Unidas SA	207,103	1,125

		3,446

UTILITIES 0.2%
Aguas Andinas SA 'A'	2,552,262	496
Colbun SA	2,723,764	239
Enel Chile SA	55,859,302	1,612

		2,347

Total Chile		6,159

CHINA 19.6%
CONSUMER DISCRETIONARY 0.8%
BAIC Motor Corp. Ltd. 'H'	8,715,500	1,895
Fuyao Glass Industry Group Co. Ltd.	138,800	557
Topsports International Holdings Ltd.	1,967,000	1,375

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2022 (Unaudited)

Vipshop Holdings Ltd. ADR (b)	680,966	5,727

		9,554

CONSUMER STAPLES 0.3%
Tingyi Cayman Islands Holding Corp.	440,000	758
Want Want China Holdings Ltd.	3,801,000	2,482

		3,240

ENERGY 3.8%
China Coal Energy Co. Ltd. 'H'	538,000	485
China Petroleum & Chemical Corp. 'H'	55,528,400	23,712
China Shenhua Energy Co. Ltd. 'H'	2,040,500	6,072
PetroChina Co. Ltd. 'H'	27,176,000	11,109

		41,378

FINANCIALS 10.4%
Bank of China Ltd. 'H'	107,629,000	35,151
Bank of Communications Co. Ltd. 'H'	7,881,000	4,155
China Cinda Asset Management Co. Ltd. 'H'	32,542,000	3,593
China Construction Bank Corp. 'H'	74,131,000	42,789
China Everbright Bank Co. Ltd. 'H'	2,226,000	611
Industrial & Commercial Bank of China Ltd. 'H'	45,259,000	21,231
PICC Property & Casualty Co. Ltd. 'H'	6,364,000	6,581

		114,111

HEALTH CARE 0.9%
China Resources Pharmaceutical Group Ltd.	4,081,500	2,791
CSPC Pharmaceutical Group Ltd.	2,310,000	2,289
Sinopharm Group Co. Ltd. 'H'	2,305,200	4,601

		9,681

INDUSTRIALS 1.2%
AviChina Industry & Technology Co. Ltd. 'H'	968,000	373
China Communications Services Corp. Ltd. 'H'	5,264,000	1,770
China Energy Engineering Corp. Ltd. 'H' (d)	3,512,000	365
CITIC Ltd.	5,781,000	5,447
CRRC Corp. Ltd. 'H'	3,628,000	1,172
Guangshen Railway Co. Ltd. 'H'	1,458,000	199
Sinopec Engineering Group Co. Ltd. 'H'	2,246,000	897
Sinotruk Hong Kong Ltd.	1,193,500	992
Yangzijiang Shipbuilding Holdings Ltd.	1,798,000	1,283
Zhejiang Expressway Co. Ltd. 'H'	324,000	220
Zhuzhou CRRC Times Electric Co. Ltd.	158,100	662

		13,380

INFORMATION TECHNOLOGY 1.3%
FIH Mobile Ltd. (b)	9,167,000	943
Lenovo Group Ltd.	20,236,000	13,997

		14,940

MATERIALS 0.6%
Angang Steel Co. Ltd. 'H'	6,602,000	1,629
China National Building Material Co. Ltd. 'H'	4,281,400	3,260
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	11,438,000	1,496

		6,385

REAL ESTATE 0.2%
China Evergrande Group «(b)	1,601,000	168
Guangzhou R&F Properties Co. Ltd. 'H' (d)	1,615,000	271
Shui On Land Ltd.	7,377,500	750
Sino-Ocean Group Holding Ltd.	7,724,500	807

		1,996

UTILITIES 0.1%
Datang International Power Generation Co. Ltd. 'H'	4,088,000	778

Total China		215,443

GREECE 0.7%
COMMUNICATION SERVICES 0.2%
Hellenic Telecommunications Organization SA	135,346	1,965

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2022 (Unaudited)

CONSUMER DISCRETIONARY 0.1%
OPAP SA	58,238	699

ENERGY 0.1%
Motor Oil Hellas Corinth Refineries SA	51,289	810

FINANCIALS 0.3%
Alpha Services & Holdings SA (b)	2,297,807	1,804
National Bank of Greece SA (b)	649,010	1,911

		3,715

Total Greece		7,189

HONG KONG 2.4%
FINANCIALS 0.0%
Far East Horizon Ltd.	607,000	409

INDUSTRIALS 0.5%
Orient Overseas International Ltd.	249,000	4,333
Shanghai Industrial Holdings Ltd.	860,000	931

		5,264

REAL ESTATE 0.4%
China Overseas Land & Investment Ltd.	911,000	2,370
Poly Property Group Co. Ltd.	2,658,000	471
Shenzhen Investment Ltd.	1,950,000	296
Yuexiu Property Co. Ltd.	548,000	660

		3,797

UTILITIES 1.5%
China Resources Power Holdings Co. Ltd.	6,432,000	9,932
Kunlun Energy Co. Ltd.	9,542,000	6,868

		16,800

Total Hong Kong		26,270

INDIA 13.2%
COMMUNICATION SERVICES 0.3%
Zee Entertainment Enterprises Ltd.	1,053,981	3,318

CONSUMER DISCRETIONARY 1.6%
Bosch Ltd.	5,217	1,008
Hero MotoCorp Ltd.	145,495	4,529
Mahindra & Mahindra Ltd.	362,979	5,616
Rajesh Exports Ltd.	230,135	1,632
Tata Motors Ltd. (b)	1,044,317	5,138

		17,923

CONSUMER STAPLES 0.7%
ITC Ltd.	1,805,682	7,339

ENERGY 3.0%
Coal India Ltd.	2,298,321	5,956
Hindustan Petroleum Corp. Ltd.	688,491	1,819
Indian Oil Corp. Ltd.	10,177,057	8,324
Oil & Natural Gas Corp. Ltd.	8,214,173	12,724
Oil India Ltd.	1,129,537	2,410
Petronet LNG Ltd.	534,563	1,307

		32,540

FINANCIALS 1.7%
Bank of Baroda	1,220,023	1,967
Bank of India	425,650	250
IDFC Ltd.	5,737,123	4,645
Indiabulls Housing Finance Ltd. 'L' (b)	4,945,640	7,136
Power Finance Corp. Ltd.	1,914,202	2,447
REC Ltd.	1,768,459	2,035

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2022 (Unaudited)

Yes Bank Ltd. «(b)	3,406,176	524

		19,004

HEALTH CARE 0.3%
Glenmark Pharmaceuticals Ltd.	85,795	408
Sun Pharmaceutical Industries Ltd.	239,491	2,782

		3,190

INDUSTRIALS 0.7%
Bharat Electronics Ltd.	1,789,025	2,206
Bharat Heavy Electricals Ltd.	5,699,456	4,160
Hindustan Aeronautics Ltd.	36,041	1,030
IRB Infrastructure Developers Ltd.	69,718	177

		7,573

INFORMATION TECHNOLOGY 0.2%
Oracle Financial Services Software Ltd.	13,277	484
Redington Ltd.	660,900	1,121
Wipro Ltd.	154,414	741

		2,346

MATERIALS 3.8%
Chambal Fertilisers and Chemicals Ltd.	218,975	853
EID Parry India Ltd.	52,592	385
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	267,356	2,092
Gujarat State Fertilizers & Chemicals Ltd.	190,285	303
Jindal Steel & Power Ltd.	364,304	1,899
National Aluminium Co. Ltd.	8,874,693	7,689
NMDC Ltd.	126,498	197
Steel Authority of India Ltd.	1,365,305	1,275
Tata Steel Ltd.	2,140,881	2,585
Vedanta Ltd.	7,594,779	24,923

		42,201

UTILITIES 0.9%
GAIL India Ltd.	158,986	169
Jaiprakash Power Ventures Ltd. (b)	16,340,189	1,462
JSW Energy Ltd.	205,541	754
NHPC Ltd.	1,276,824	558
NTPC Ltd.	1,513,584	2,956
PTC India Ltd.	1,070,430	1,006
Reliance Infrastructure Ltd. (b)	836,081	1,391
Reliance Power Ltd. (b)	6,780,672	1,353

		9,649

Total India		145,083

INDONESIA 4.6%
COMMUNICATION SERVICES 0.8%
Indosat Tbk PT	667,300	316
Telkom Indonesia Persero Tbk PT	30,036,200	8,754

		9,070

CONSUMER DISCRETIONARY 0.5%
Astra International Tbk PT	11,966,500	5,179

CONSUMER STAPLES 0.2%
Gudang Garam Tbk PT	261,100	393
Hanjaya Mandala Sampoerna Tbk PT	6,911,800	412
Japfa Comfeed Indonesia Tbk PT	2,012,500	200
Unilever Indonesia Tbk PT	2,708,900	857

		1,862

ENERGY 1.7%
Adaro Energy Indonesia Tbk PT	32,387,000	8,352
AKR Corporindo Tbk PT	9,127,600	808
Bukit Asam Tbk PT	6,354,300	1,730
Indo Tambangraya Megah Tbk PT	2,561,000	6,919
United Tractors Tbk PT	550,800	1,183

		18,992

FINANCIALS 0.8%
Bank Mandiri Persero Tbk PT	10,248,700	6,293
Bank Negara Indonesia Persero Tbk PT	3,260,200	1,907

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2022 (Unaudited)

Bank Pan Indonesia Tbk PT	1,175,900	164
Bank Tabungan Negara Persero Tbk PT	1,605,300	156

		8,520

HEALTH CARE 0.1%
Kalbe Farma Tbk PT	7,469,100	896

MATERIALS 0.1%
Indocement Tunggal Prakarsa Tbk PT	1,914,200	1,190
Semen Indonesia Persero Tbk PT	637,200	312

		1,502

UTILITIES 0.4%
Perusahaan Gas Negara Tbk PT	34,975,200	4,006

Total Indonesia		50,027

MALAYSIA 1.7%
COMMUNICATION SERVICES 0.2%
Astro Malaysia Holdings Bhd	1,147,500	189
Telekom Malaysia Bhd	1,623,700	1,910

		2,099

CONSUMER DISCRETIONARY 0.1%
Genting Bhd	1,432,500	1,379

CONSUMER STAPLES 0.0%
British American Tobacco Malaysia Bhd	108,200	239

ENERGY 0.1%
Petronas Dagangan Bhd.	67,500	292

FINANCIALS 0.8%
Alliance Bank Malaysia Bhd.	424,800	323
AMMB Holdings Bhd	1,367,300	1,144
Hong Leong Financial Group Bhd	114,500	454
Malayan Banking Bhd	2,954,600	5,457
Public Bank Bhd	631,600	575
RHB Bank Bhd	737,600	881

		8,834

INDUSTRIALS 0.3%
CAPITAL A BHD (b)	11,021,800	1,483
IJM Corp. Bhd.	1,884,600	676
MISC Bhd	379,900	553
Sime Darby Bhd	430,700	198

		2,910

REAL ESTATE 0.0%
Mah Sing Group Bhd	2,754,600	290

UTILITIES 0.2%
Petronas Gas Bhd	125,700	446
Tenaga Nasional Bhd	794,000	1,376
YTL Power International Bhd	1,594,096	238

		2,060

Total Malaysia		18,103

MEXICO 5.0%
COMMUNICATION SERVICES 1.6%
America Movil SAB de CV	19,334,710	15,965
Grupo Televisa SAB	966,010	1,046

		17,011

CONSUMER DISCRETIONARY 0.1%
Nemak SAB de CV (b)	3,373,500	742

CONSUMER STAPLES 0.7%
Coca-Cola Femsa SAB de CV	338,665	1,979
Gruma SAB de CV	144,716	1,386

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2022 (Unaudited)

Grupo Bimbo SAB de CV	808,875	2,850
Sitios Latinoamerica SAB de CV (b)	966,735	432
Wal-Mart de Mexico SAB de CV	302,400	1,063

		7,710

FINANCIALS 0.2%
Grupo Financiero Inbursa SAB de CV (b)	1,661,798	2,634

INDUSTRIALS 0.3%
Alfa SAB de CV	5,840,900	3,718

MATERIALS 2.1%
Alpek SAB de CV	1,166,100	1,511
Cemex SAB de CV (b)	55,313,520	19,061
Grupo Mexico SAB de CV	87,200	295
Orbia Advance Corp. SAB de CV	1,255,800	2,106

		22,973

Total Mexico		54,788

PHILIPPINES 0.7%
COMMUNICATION SERVICES 0.3%
Globe Telecom, Inc.	9,305	321
PLDT, Inc.	131,505	3,378

		3,699

ENERGY 0.2%
Semirara Mining & Power Corp.	2,414,400	1,597

INDUSTRIALS 0.2%
Alliance Global Group, Inc.	4,799,200	673
DMCI Holdings, Inc.	7,450,500	1,252

		1,925

UTILITIES 0.0%
Aboitiz Power Corp.	383,000	201
First Gen Corp.	682,200	189

		390

Total Philippines		7,611

POLAND 0.6%
COMMUNICATION SERVICES 0.1%
Orange Polska SA	480,641	500

FINANCIALS 0.4%
Bank Polska Kasa Opieki SA	118,720	1,442
Powszechny Zaklad Ubezpieczen SA (d)	300,559	1,394
Santander Bank Polska SA	31,293	1,234

		4,070

UTILITIES 0.1%
Enea SA (b)	158,388	197
PGE Polska Grupa Energetyczna SA (b)	1,054,173	1,326

		1,523

Total Poland		6,093

RUSSIA 0.0%
COMMUNICATION SERVICES 0.0%
Mobile TeleSystems PJSC «(d)	290,070	0
Rostelecom PJSC «(d)	341,490	0
Sistema PJSFC «(b)	1,963,160	0

		0

CONSUMER STAPLES 0.0%
Magnit PJSC «	82,104	0

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2022 (Unaudited)

Magnit PJSC «(b)	11,659	0

		0

ENERGY 0.0%
Gazprom PJSC «	3,725,600	0
LUKOIL PJSC «	254,140	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	4,916,745	0
VTB Bank PJSC «(b)	23,863,615,853	40

		40

MATERIALS 0.0%
Alrosa PJSC «	2,122,120	0
Magnitogorsk Iron & Steel Works PJSC «	6,974,129	0
MMC Norilsk Nickel PJSC «	3,797	0
Novolipetsk Steel PJSC «	3,113,725	0
Severstal PAO ^«(a)	339,609	0

		0

UTILITIES 0.0%
Inter RAO UES PJSC «	15,264,000	0
Rosseti PJSC «	88,235,012	0
Unipro PJSC «	3,938,000	0

		0

Total Russia		40

SAUDI ARABIA 0.0%
FINANCIALS 0.0%
Banque Saudi Fransi	36,495	408

Total Saudi Arabia		408

SOUTH AFRICA 6.3%
COMMUNICATION SERVICES 1.3%
MTN Group Ltd.	1,536,949	10,141
Telkom SA SOC Ltd. (b)	1,186,748	3,042
Vodacom Group Ltd.	183,318	1,232

		14,415

CONSUMER DISCRETIONARY 0.6%
Motus Holdings Ltd.	297,762	1,888
Truworths International Ltd. (d)	786,916	2,159
Woolworths Holdings Ltd.	728,610	2,448

		6,495

CONSUMER STAPLES 0.9%
AVI Ltd.	104,774	422
Distell Group Holdings Ltd. (b)	59,750	569
Shoprite Holdings Ltd.	542,464	6,476
Tiger Brands Ltd. (d)	215,122	2,004

		9,471

FINANCIALS 2.3%
Absa Group Ltd.	801,429	7,785
FirstRand Ltd.	507,129	1,693
Momentum Metropolitan Holdings	2,148,993	1,986
Nedbank Group Ltd.	560,008	6,180
Old Mutual Ltd.	2,676,589	1,438
Standard Bank Group Ltd.	754,156	5,958

		25,040

HEALTH CARE 0.3%
Life Healthcare Group Holdings Ltd.	1,034,710	986
Netcare Ltd.	2,810,610	2,130

		3,116

INDUSTRIALS 0.1%
Barloworld Ltd.	331,779	1,691

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2022 (Unaudited)

MATERIALS 0.8%
Sappi Ltd. (b)	846,239	2,039
Sasol Ltd.	467,963	7,320

		9,359

Total South Africa		69,587

SOUTH KOREA 12.7%
COMMUNICATION SERVICES 2.5%
KT Corp.	916,592	23,041
LG Uplus Corp.	27,722	207
SK Telecom Co. Ltd.	113,468	4,006

		27,254

CONSUMER DISCRETIONARY 2.8%
Hankook Tire & Technology Co. Ltd.	88,203	2,153
Hyundai Mobis Co. Ltd.	5,388	711
Kia Corp.	352,063	17,523
LG Electronics, Inc.	162,287	8,806
LOTTE Himart Co. Ltd.	75,532	680
Lotte Shopping Co. Ltd.	20,587	1,235

		31,108

CONSUMER STAPLES 0.5%
KT&G Corp.	84,141	5,080

FINANCIALS 1.2%
BNK Financial Group, Inc.	150,284	627
DB Insurance Co. Ltd.	86,359	3,308
Hanwha Life Insurance Co. Ltd.	1,389,385	2,010
Hyundai Marine & Fire Insurance Co. Ltd.	194,683	3,964
Meritz Financial Group, Inc. (d)	8,520	123
Meritz Fire & Marine Insurance Co. Ltd.	68,181	1,396
Samsung Card Co. Ltd.	80,580	1,693
Samsung Fire & Marine Insurance Co. Ltd.	4,941	632

		13,753

INDUSTRIALS 2.5%
CJ Corp.	3,804	184
Daewoo Engineering & Construction Co. Ltd. (b)	91,301	260
Doosan Bobcat, Inc.	18,010	355
GS Holdings Corp.	42,788	1,239
Hanwha Aerospace Co. Ltd.	29,433	1,257
Hanwha Corp.	238,607	4,039
Hyundai Engineering & Construction Co. Ltd.	253,230	6,568
Hyundai Glovis Co. Ltd.	6,745	759
LG International Corp.	191,010	5,155
LS Corp.	33,988	1,333
Posco International Corp.	392,148	5,684
SK Networks Co. Ltd.	89,504	246

		27,079

INFORMATION TECHNOLOGY 0.8%
LG Display Co. Ltd.	718,965	5,958
LG Innotek Co. Ltd.	13,059	2,462

		8,420

MATERIALS 1.0%
Dongkuk Steel Mill Co. Ltd. (d)	139,085	1,036
Kolon Industries, Inc.	65,544	1,916
Lotte Chemical Corp.	8,379	835
POSCO Holdings, Inc.	51,006	7,440
Taekwang Industrial Co. Ltd.	327	160

		11,387

UTILITIES 1.4%
Korea Electric Power Corp.	950,190	13,237

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2022 (Unaudited)

Korea Gas Corp.	80,078	1,879

		15,116

Total South Korea		139,197

TAIWAN 7.5%
COMMUNICATION SERVICES 0.2%
Chunghwa Telecom Co. Ltd.	345,000	1,235
Far EasTone Telecommunications Co. Ltd.	255,000	580

		1,815

CONSUMER DISCRETIONARY 0.4%
Cheng Shin Rubber Industry Co. Ltd.	899,000	1,007
China Motor Corp.	833,000	1,063
Formosa Taffeta Co. Ltd.	330,000	280
Kenda Rubber Industrial Co. Ltd.	135,000	135
Tong Yang Industry Co. Ltd.	910,000	1,380

		3,865

CONSUMER STAPLES 0.1%
Uni-President Enterprises Corp.	560,000	1,184

FINANCIALS 0.1%
CTBC Financial Holding Co. Ltd.	679,000	422
Shanghai Commercial & Savings Bank Ltd.	294,000	454

		876

INDUSTRIALS 0.3%
Eva Airways Corp.	851,686	753
Teco Electric & Machinery Co. Ltd.	171,000	151
Walsin Lihwa Corp.	2,326,000	2,938

		3,842

INFORMATION TECHNOLOGY 6.4%
Acer, Inc.	1,606,000	1,106
Asustek Computer, Inc.	795,000	5,830
AUO Corp.	1,294,000	592
Catcher Technology Co. Ltd.	598,000	3,238
Chicony Electronics Co. Ltd.	456,000	1,180
Compal Electronics, Inc.	12,981,000	8,851
Compeq Manufacturing Co. Ltd.	629,000	890
General Interface Solution Holding Ltd.	134,000	321
Hon Hai Precision Industry Co. Ltd.	4,290,316	13,738
Inventec Corp.	7,179,000	5,161
Lite-On Technology Corp.	2,485,035	4,984
Pegatron Corp.	5,512,000	10,117
Powertech Technology, Inc.	551,000	1,335
Primax Electronics Ltd.	635,000	1,269
Quanta Computer, Inc.	1,323,000	3,203
Silicon Motion Technology Corp. ADR	15,517	1,011
Supreme Electronics Co. Ltd.	1,147,000	1,226
Synnex Technology International Corp.	501,650	831
Transcend Information, Inc.	140,000	284
Wistron Corp.	3,074,515	2,565
Wistron NeWeb Corp.	224,000	573
WPG Holdings Ltd.	1,612,320	2,355

		70,660

REAL ESTATE 0.0%
Farglory Land Development Co. Ltd.	100,000	181

Total Taiwan		82,423

THAILAND 9.3%
COMMUNICATION SERVICES 0.0%
Total Access Communication PCL	373,900	450

ENERGY 1.1%
IRPC PCL	23,493,000	1,934
PTT Exploration & Production PCL	804,600	3,431
PTT PCL	1,730,400	1,556

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2022 (Unaudited)

Star Petroleum Refining PCL	17,705,700	4,961

		11,882

FINANCIALS 7.9%
Bangkok Bank PCL	1,888,700	6,807
Kasikornbank PCL	8,155,700	30,990
Kiatnakin Bank PCL	1,177,100	2,135
Krung Thai Bank PCL	19,745,975	8,712
SCB PCL	9,918,300	27,178
Thanachart Capital PCL	6,097,604	6,241
Tisco Financial Group PCL	1,524,000	3,737
TMBThanachart Bank PCL	20,327,200	649

		86,449

HEALTH CARE 0.1%
Bangkok Dusit Medical Services PCL 'F'	1,901,900	1,483

INDUSTRIALS 0.0%
Jasmine Broadband Internet Infrastructure Fund	2,000,600	432

INFORMATION TECHNOLOGY 0.0%
Cal-Comp Electronics Thailand PCL (d)	4,806,191	273

MATERIALS 0.1%
Siam City Cement PCL	142,600	577

REAL ESTATE 0.1%
Pruksa Holding PCL	767,800	244
Sansiri PCL	13,933,100	423

		667

Total Thailand		102,213

TURKEY 5.0%
COMMUNICATION SERVICES 0.4%
Turkcell Iletisim Hizmetleri AS	3,654,826	3,884

CONSUMER DISCRETIONARY 0.3%
Arcelik AS	146,304	529
Tofas Turk Otomobil Fabrikasi AS	535,859	2,643

		3,172

CONSUMER STAPLES 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	246,711	533

ENERGY 0.7%
Turkiye Petrol Rafinerileri AS (b)	481,358	7,492

FINANCIALS 3.3%
Akbank TAS	11,728,360	7,161
Haci Omer Sabanci Holding AS	8,380,439	11,626
Is Yatirim Menkul Degerler AS	1,616,379	2,398
Turkiye Is Bankasi AS 'C'	26,427,752	10,643
Yapi ve Kredi Bankasi AS	12,056,215	4,610

		36,438

INDUSTRIALS 0.1%
AG Anadolu Grubu Holding AS	378,818	1,675

MATERIALS 0.0%
Eregli Demir ve Celik Fabrikalari TAS	150,595	235

UTILITIES 0.2%
Aygaz AS	681,582	1,632

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2022 (Unaudited)

Enerjisa Enerji AS	318,764	297

		1,929

Total Turkey		55,358

UNITED STATES 0.2%
CONSUMER DISCRETIONARY 0.2%
Nexteer Automotive Group Ltd.	4,325,000	2,338

Total United States		2,338

Total Common Stocks (Cost $1,197,790)		1,063,989

PREFERRED STOCKS 1.6%
BRAZIL 1.5%
BANKING & FINANCE 0.3%
Banco do Estado do Rio Grande do Sul SA	1,635,800	3,563

INDUSTRIALS 0.3%
Braskem SA	711,195	3,460

UTILITIES 0.9%
Cia Energetica de Minas Gerais	3,681,409	7,343
Cia Paranaense de Energia	1,938,100	2,364

		9,707

Total Brazil		16,730

CHILE 0.1%
INDUSTRIALS 0.1%
Embotelladora Andina SA	399,787	692

Total Chile		692

RUSSIA 0.0%
ENERGY 0.0%
Bashneft PJSC «	31,237	0
Transneft PJSC «	810	0

		0

Total Russia		0

Total Preferred Stocks (Cost $16,940)		17,422

REAL ESTATE INVESTMENT TRUSTS 0.5%
SOUTH AFRICA 0.1%
REAL ESTATE 0.1%
Redefine Properties Ltd.	3,894,988	764

Total South Africa		764

TURKEY 0.4%
REAL ESTATE 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	23,027,513	4,741

Total Turkey		4,741

Total Real Estate Investment Trusts (Cost $5,247)		5,505

RIGHTS 0.0%
PHILIPPINES 0.0%
COMMUNICATION SERVICES 0.0%
Globe Telecom, Inc. (b)	1,053	7

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2022 (Unaudited)

Total Rights (Cost $0)		7

Total Investments in Securities (Cost $1,219,977)		1,086,923

INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
MUTUAL FUNDS 0.8%
PIMCO Government Money Market Fund
2.920% (c)(d)(e)	8,154,202	8,154

Total Short-Term Instruments (Cost $8,154)		8,154

Total Investments in Affiliates (Cost $8,154)		8,154

Total Investments 99.9% (Cost $1,228,131)		$1,095,077
Other Assets and Liabilities, net 0.1%		1,474

Net Assets 100.0%		$1,096,551

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $7,590 were out on loan in exchange for $8,244 of cash collateral as of September 30, 2022.
(e)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services	$5,225	$0	$0	$5,225
	Consumer Discretionary	5,200	0	0	5,200
	Energy	3,347	0	0	3,347
	Financials	34,773	0	0	34,773
	Industrials	4,834	0	0	4,834
	Information Technology	20,206	0	0	20,206
	Utilities	2,074	0	0	2,074
Chile
	Communication Services	189	0	0	189
	Consumer Discretionary	0	177	0	177
	Consumer Staples	2,321	1,125	0	3,446
	Utilities	735	1,612	0	2,347
China
	Consumer Discretionary	5,727	3,827	0	9,554
	Consumer Staples	0	3,240	0	3,240
	Energy	0	41,378	0	41,378
	Financials	0	114,111	0	114,111
	Health Care	0	9,681	0	9,681
	Industrials	0	13,380	0	13,380
	Information Technology	0	14,940	0	14,940
	Materials	0	6,385	0	6,385
	Real Estate	0	1,828	168	1,996
	Utilities	0	778	0	778
Greece
	Communication Services	0	1,965	0	1,965
	Consumer Discretionary	0	699	0	699
	Energy	0	810	0	810
	Financials	0	3,715	0	3,715
Hong Kong
	Financials	0	409	0	409
	Industrials	0	5,264	0	5,264
	Real Estate	0	3,797	0	3,797
	Utilities	0	16,800	0	16,800
India
	Communication Services	0	3,318	0	3,318
	Consumer Discretionary	0	17,923	0	17,923
	Consumer Staples	0	7,339	0	7,339
	Energy	0	32,540	0	32,540
	Financials	0	18,480	524	19,004
	Health Care	0	3,190	0	3,190
	Industrials	0	7,573	0	7,573
	Information Technology	0	2,346	0	2,346
	Materials	0	42,201	0	42,201
	Utilities	0	9,649	0	9,649
Indonesia
	Communication Services	0	9,070	0	9,070
	Consumer Discretionary	0	5,179	0	5,179
	Consumer Staples	0	1,862	0	1,862
	Energy	0	18,992	0	18,992
	Financials	164	8,356	0	8,520
	Health Care	0	896	0	896
	Materials	0	1,502	0	1,502
	Utilities	0	4,006	0	4,006
Malaysia

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2022 (Unaudited)

Communication Services	0	2,099	0	2,099
Consumer Discretionary	0	1,379	0	1,379
Consumer Staples	0	239	0	239
Energy	292	0	0	292
Financials	0	8,834	0	8,834
Industrials	0	2,910	0	2,910
Real Estate	0	290	0	290
Utilities	0	2,060	0	2,060
Mexico
Communication Services	17,011	0	0	17,011
Consumer Discretionary	742	0	0	742
Consumer Staples	7,710	0	0	7,710
Financials	2,634	0	0	2,634
Industrials	3,718	0	0	3,718
Materials	22,973	0	0	22,973
Philippines
Communication Services	0	3,699	0	3,699
Energy	0	1,597	0	1,597
Industrials	0	1,925	0	1,925
Utilities	0	390	0	390
Poland
Communication Services	0	500	0	500
Financials	0	4,070	0	4,070
Utilities	0	1,523	0	1,523
Russia
Financials	0	0	40	40
Saudi Arabia
Financials	0	408	0	408
South Africa
Communication Services	3,042	11,373	0	14,415
Consumer Discretionary	1,888	4,607	0	6,495
Consumer Staples	991	8,480	0	9,471
Financials	6,180	18,860	0	25,040
Health Care	986	2,130	0	3,116
Industrials	1,691	0	0	1,691
Materials	0	9,359	0	9,359
South Korea
Communication Services	0	27,254	0	27,254
Consumer Discretionary	0	31,108	0	31,108
Consumer Staples	0	5,080	0	5,080
Financials	0	13,753	0	13,753
Industrials	0	27,079	0	27,079
Information Technology	0	8,420	0	8,420
Materials	0	11,387	0	11,387
Utilities	0	15,116	0	15,116
Taiwan
Communication Services	0	1,815	0	1,815
Consumer Discretionary	0	3,865	0	3,865
Consumer Staples	0	1,184	0	1,184
Financials	0	876	0	876
Industrials	0	3,842	0	3,842
Information Technology	1,011	69,649	0	70,660
Real Estate	0	181	0	181
Thailand
Communication Services	0	450	0	450
Energy	0	11,882	0	11,882
Financials	0	86,449	0	86,449
Health Care	0	1,483	0	1,483
Industrials	0	432	0	432
Information Technology	0	273	0	273
Materials	0	577	0	577
Real Estate	0	667	0	667
Turkey
Communication Services	0	3,884	0	3,884
Consumer Discretionary	0	3,172	0	3,172
Consumer Staples	0	533	0	533
Energy	0	7,492	0	7,492
Financials	11,771	24,667	0	36,438
Industrials	1,675	0	0	1,675
Materials	0	235	0	235
Utilities	0	1,929	0	1,929
United States
Consumer Discretionary	0	2,338	0	2,338
Preferred Stocks
Brazil
Banking & Finance	3,563	0	0	3,563
Industrials	3,460	0	0	3,460
Utilities	9,707	0	0	9,707
Chile
Industrials	692	0	0	692
Real Estate Investment Trusts
South Africa
Real Estate	764	0	0	764
Turkey
Real Estate	0	4,741	0	4,741
Rights

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2022 (Unaudited)

Philippines
Communication Services	0	7	0	7

	$187,296	$898,895	$732	$1,086,923
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	8,154	0	0	8,154

Total Investments	$195,450	$898,895	$732	$1,095,077

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO RAE Global ex-US Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Emerging Markets Fund	2,178,067	$18,056
PIMCO RAE International Fund	8,803,985	58,987

Total Mutual Funds (Cost $99,750)		77,043

Total Investments in Affiliates (Cost $99,750)		77,043

Total Investments 99.9% (Cost $99,750)		$77,043
Other Assets and Liabilities, net 0.1%		99

Net Assets 100.0%		$77,142

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Affiliates, at Value
Mutual Funds
United States	$77,043	$0	$0	$77,043

Total Investments	$77,043	$0	$0	$77,043

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO RAE International Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1% ¤
COMMON STOCKS 97.6%
AUSTRALIA 5.4%
COMMUNICATION SERVICES 0.8%
Telstra Corp. Ltd.	1,936,318	$4,781

CONSUMER STAPLES 0.2%
Metcash Ltd.	387,001	961

ENERGY 0.4%
Ampol Ltd.	99,635	1,843
Viva Energy Group Ltd.	416,854	700

		2,543

FINANCIALS 1.0%
AMP Ltd. (a)	1,075,430	754
Medibank Pvt Ltd.	681,568	1,524
Suncorp Group Ltd.	604,891	3,903

		6,181

INDUSTRIALS 0.2%
Aurizon Holdings Ltd.	544,584	1,205
Brambles Ltd.	29,840	218

		1,423

MATERIALS 1.7%
BHP Group Ltd.	100,988	2,511
BlueScope Steel Ltd.	46,569	452
Orica Ltd.	29,053	248
Rio Tinto Ltd.	109,175	6,604

		9,815

UTILITIES 1.1%
AGL Energy Ltd.	1,440,191	6,283

Total Australia		31,987

AUSTRIA 0.4%
FINANCIALS 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,546	255

INDUSTRIALS 0.0%
Strabag SE	2,287	86

MATERIALS 0.3%
voestalpine AG	109,417	1,854

Total Austria		2,195

BELGIUM 0.7%
COMMUNICATION SERVICES 0.2%
Proximus SADP	109,694	1,137

CONSUMER STAPLES 0.1%
Etablissements Franz Colruyt NV	24,954	548

ENERGY 0.3%
Euronav NV	137,814	2,151

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2022 (Unaudited)

INDUSTRIALS 0.1%
bpost SA	88,413	474

MATERIALS 0.0%
Bekaert SA	2,127	54

Total Belgium		4,364

CANADA 5.3%
CONSUMER DISCRETIONARY 2.2%
Canadian Tire Corp. Ltd. 'A'	7,851	836
Gildan Activewear, Inc.	17,391	492
Magna International, Inc.	248,767	11,801

		13,129

CONSUMER STAPLES 0.5%
George Weston Ltd.	4,461	467
Loblaw Cos., Ltd.	31,400	2,486

		2,953

ENERGY 1.2%
Suncor Energy, Inc.	252,441	7,109

FINANCIALS 0.2%
CI Financial Corp.	51,851	497
IGM Financial, Inc.	3,800	95
Onex Corp.	4,310	198
Sun Life Financial, Inc.	11,853	471

		1,261

INDUSTRIALS 0.5%
Finning International, Inc.	49,700	874
Thomson Reuters Corp.	20,529	2,107

		2,981

INFORMATION TECHNOLOGY 0.2%
Celestica, Inc. (a)	131,642	1,109

UTILITIES 0.5%
Atco Ltd. 'I'	69,981	2,151
Canadian Utilities Ltd. 'A'	18,081	470

		2,621

Total Canada		31,163

DENMARK 0.8%
CONSUMER STAPLES 0.1%
Carlsberg AS 'B'	3,297	385
Schouw & Co. AS	2,344	137

		522

HEALTH CARE 0.1%
H Lundbeck AS	142,916	458
H Lundbeck AS 'A' (a)	8,393	25
Novo Nordisk AS 'B'	2,422	241

		724

INDUSTRIALS 0.6%
ISS AS (a)	205,946	3,175

Total Denmark		4,421

FINLAND 2.2%
CONSUMER DISCRETIONARY 0.0%
Nokian Renkaat Oyj	10,703	103

CONSUMER STAPLES 0.0%
Kesko Oyj 'B'	15,928	297

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2022 (Unaudited)

FINANCIALS 0.8%
Nordea Bank Abp	527,314	4,513

HEALTH CARE 0.1%
Orion Oyj 'B'	12,927	545

INDUSTRIALS 0.0%
Wartsila Oyj Abp	41,202	263

INFORMATION TECHNOLOGY 1.2%
Nokia Oyj	1,673,460	7,184

MATERIALS 0.1%
UPM-Kymmene Oyj	12,536	398

Total Finland		13,303

FRANCE 3.9%
COMMUNICATION SERVICES 0.3%
Orange SA	215,757	1,951

CONSUMER DISCRETIONARY 0.9%
Cie Generale des Etablissements Michelin SCA	31,851	714
Renault SA	42,849	1,159
Valeo SA	216,835	3,276

		5,149

CONSUMER STAPLES 0.9%
Carrefour SA	361,111	5,008
Casino Guichard Perrachon SA (a)(c)	41,306	387

		5,395

FINANCIALS 0.4%
AXA SA	122,465	2,674

HEALTH CARE 0.4%
Sanofi	34,170	2,602

INDUSTRIALS 0.4%
ALD SA	19,193	177
Cie de Saint-Gobain	59,089	2,113

		2,290

UTILITIES 0.6%
Engie SA	291,217	3,352

Total France		23,413

GERMANY 3.0%
COMMUNICATION SERVICES 0.1%
Telefonica Deutschland Holding AG	468,016	946

CONSUMER DISCRETIONARY 1.4%
Bayerische Motoren Werke AG	43,697	2,962
Continental AG	8,682	385
Mercedes-Benz Group AG	101,427	5,129

		8,476

CONSUMER STAPLES 0.4%
Metro AG	325,095	2,266

FINANCIALS 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,755	1,867
Talanx AG (a)	12,357	437

		2,304

HEALTH CARE 0.1%
Fresenius Medical Care AG & Co. KGaA	11,819	333

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2022 (Unaudited)

INDUSTRIALS 0.1%
Brenntag SE	6,140	371
Daimler Truck Holding AG (a)	29,666	671

		1,042

MATERIALS 0.4%
BASF SE	36,488	1,400
Evonik Industries AG	55,316	927

		2,327

UTILITIES 0.1%
Uniper SE (c)	95,385	360

Total Germany		18,054

HONG KONG 2.8%
COMMUNICATION SERVICES 0.0%
PCCW Ltd.	563,000	254

CONSUMER DISCRETIONARY 0.6%
Chow Tai Fook Jewellery Group Ltd.	62,800	118
Melco Resorts & Entertainment Ltd. ADR (a)	279,725	1,855
Skyworth Group Ltd.	2,300,215	917
Yue Yuen Industrial Holdings Ltd.	468,500	598

		3,488

CONSUMER STAPLES 0.2%
First Pacific Co. Ltd.	652,000	198
WH Group Ltd.	1,286,000	809

		1,007

INDUSTRIALS 0.1%
Hutchison Port Holdings Trust	3,672,700	675
MTR Corp. Ltd.	19,500	89

		764

INFORMATION TECHNOLOGY 0.3%
Kingboard Holdings Ltd.	353,000	994
Kingboard Laminates Holdings Ltd.	522,000	467

		1,461

MATERIALS 0.0%
Lee & Man Paper Manufacturing Ltd.	372,000	119
Nine Dragons Paper Holdings Ltd.	183,000	114

		233

REAL ESTATE 1.6%
CK Asset Holdings Ltd.	405,500	2,435
Henderson Land Development Co. Ltd.	25,000	70
Hongkong Land Holdings Ltd.	90,100	396
Hysan Development Co. Ltd.	20,000	50
Kerry Properties Ltd.	438,000	830
Sino Land Co. Ltd.	62,000	82
Sun Hung Kai Properties Ltd.	19,000	210
Swire Pacific Ltd. 'A'	447,000	3,341
Wharf Holdings Ltd.	617,000	1,973
Wharf Real Estate Investment Co. Ltd.	19,000	86

		9,473

Total Hong Kong		16,680

ISRAEL 1.9%
COMMUNICATION SERVICES 0.5%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,886,676	3,090
Taboola.com Ltd. (a)	26,900	49

		3,139

ENERGY 0.4%
Delek Group Ltd. (a)	5,429	852
Oil Refineries Ltd.	2,954,533	1,011

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2022 (Unaudited)

Paz Oil Co. Ltd. (a)	4,535	497

		2,360

FINANCIALS 0.1%
Bank Hapoalim BM	51,268	435
Bank Leumi Le-Israel BM	15,873	136

		571

HEALTH CARE 0.5%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	364,606	2,943

INFORMATION TECHNOLOGY 0.2%
Check Point Software Technologies Ltd. (a)	10,891	1,220

MATERIALS 0.1%
Israel Corp. Ltd.	1,776	688

REAL ESTATE 0.1%
G City Ltd.	57,417	267

Total Israel		11,188

ITALY 3.6%
ENERGY 2.6%
Eni SpA (c)	1,471,268	15,638

FINANCIALS 0.4%
Assicurazioni Generali SpA	134,541	1,837
Unipol Gruppo SpA	106,686	415
UnipolSai Assicurazioni SpA	53,199	110

		2,362

INDUSTRIALS 0.1%
Leonardo SpA	42,578	301

UTILITIES 0.5%
Enel SpA	765,933	3,141

Total Italy		21,442

JAPAN 31.1%
COMMUNICATION SERVICES 3.1%
KDDI Corp.	87,900	2,570
Mixi, Inc. (c)	60,800	965
Nippon Telegraph & Telephone Corp.	534,300	14,411
Square Enix Holdings Co. Ltd.	12,800	552

		18,498

CONSUMER DISCRETIONARY 7.7%
Bridgestone Corp.	164,000	5,304
Casio Computer Co. Ltd. (c)	22,500	197
EDION Corp. (c)	135,600	1,103
Exedy Corp.	35,200	401
H2O Retailing Corp.	106,800	815
Isetan Mitsukoshi Holdings Ltd.	57,600	488
Isuzu Motors Ltd.	438,300	4,846
Izumi Co. Ltd.	3,500	75
JTEKT Corp.	30,000	191
K's Holdings Corp.	74,700	616
Mazda Motor Corp.	442,400	2,938
NHK Spring Co. Ltd.	18,500	109
Nikon Corp. (c)	65,500	621
Nissan Motor Co. Ltd.	1,679,300	5,412
Paltac Corp.	7,400	228
Panasonic Holdings Corp.	1,376,100	9,663
Sega Sammy Holdings, Inc.	94,300	1,284
Sekisui House Ltd.	195,300	3,235
Shimamura Co. Ltd.	14,000	1,185
Subaru Corp.	280,500	4,239
Sumitomo Electric Industries Ltd.	78,900	801
Sumitomo Forestry Co. Ltd.	10,400	158
Sumitomo Rubber Industries Ltd.	27,600	220
Tokai Rika Co. Ltd.	19,400	185
TS Tech Co. Ltd.	7,300	72

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2022 (Unaudited)

Yamada Holdings Co. Ltd.	393,700	1,295

		45,681

CONSUMER STAPLES 1.0%
Arcs Co. Ltd.	9,900	141
Itoham Yonekyu Holdings, Inc.	102,000	469
Japan Tobacco, Inc.	269,456	4,428
Mitsubishi Shokuhin Co. Ltd.	6,500	146
NH Foods Ltd.	6,400	169
Pola Orbis Holdings, Inc.	26,200	296
United Super Markets Holdings, Inc.	46,300	338
Yamazaki Baking Co. Ltd.	16,400	189

		6,176

ENERGY 0.2%
Cosmo Energy Holdings Co. Ltd. (c)	44,700	1,153
ENEOS Holdings, Inc.	27,500	89

		1,242

FINANCIALS 5.6%
Credit Saison Co. Ltd.	13,100	154
Japan Post Holdings Co. Ltd.	3,138,800	20,795
MS&AD Insurance Group Holdings, Inc.	245,400	6,499
Sompo Holdings, Inc.	84,200	3,369
Sumitomo Mitsui Trust Holdings, Inc.	6,200	176
Tokio Marine Holdings, Inc.	132,000	2,346

		33,339

HEALTH CARE 0.9%
Alfresa Holdings Corp.	56,300	656
Astellas Pharma, Inc.	105,500	1,398
Medipal Holdings Corp.	150,700	1,916
Suzuken Co. Ltd.	41,200	939
Toho Holdings Co. Ltd.	8,600	115

		5,024

INDUSTRIALS 4.1%
AGC, Inc.	11,600	361
Amada Co. Ltd. (c)	93,100	633
Dai Nippon Printing Co. Ltd.	153,800	3,081
Ebara Corp.	29,300	955
Fujikura Ltd.	154,900	924
Furukawa Electric Co. Ltd.	41,100	652
GS Yuasa Corp.	22,300	348
Hanwa Co. Ltd.	8,100	192
Hino Motors Ltd.	261,300	1,080
Hitachi Transport System Ltd.	17,100	1,022
Inabata & Co. Ltd. (c)	46,900	755
Kajima Corp. (c)	21,800	207
Kandenko Co. Ltd.	24,900	143
Mitsubishi Electric Corp.	158,100	1,431
Mitsubishi Heavy Industries Ltd.	55,400	1,843
Nagase & Co. Ltd.	8,800	120
Nippon Steel Trading Corp.	16,600	577
Nisshinbo Holdings, Inc.	29,200	212
Persol Holdings Co. Ltd.	92,500	1,711
Secom Co. Ltd.	40,900	2,332
SG Holdings Co. Ltd.	22,200	304
Shimizu Corp.	68,600	335
Sojitz Corp. (c)	27,720	406
Taisei Corp. (c)	60,300	1,672
Toppan, Inc.	44,700	666
Yamato Holdings Co. Ltd.	169,800	2,550

		24,512

INFORMATION TECHNOLOGY 3.9%
Alps Alpine Co. Ltd. (c)	210,100	1,519
Brother Industries Ltd.	30,600	528
Canon Marketing Japan, Inc.	10,700	237
Canon, Inc.	385,350	8,417
Fujitsu Ltd.	51,100	5,603
Konica Minolta, Inc. (c)	75,200	232
Nippon Electric Glass Co. Ltd.	17,800	307
Omron Corp.	14,900	683
Ricoh Co. Ltd.	373,500	2,735
SCREEN Holdings Co. Ltd.	8,400	456
Seiko Epson Corp. (c)	115,700	1,580
Trend Micro, Inc.	4,300	231

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2022 (Unaudited)

Yokogawa Electric Corp.	36,400	573

		23,101

MATERIALS 1.9%
Daicel Corp.	174,600	1,028
DIC Corp.	51,800	865
JFE Holdings, Inc. (c)	38,400	357
JSR Corp. (c)	18,100	343
Kaneka Corp.	16,800	420
Mitsubishi Chemical Group Corp.	28,300	130
Mitsui Chemicals, Inc.	40,400	787
Nippon Light Metal Holdings Co. Ltd. (c)	13,300	133
Nitto Denko Corp.	84,200	4,559
Taiheiyo Cement Corp.	40,500	572
Toyo Seikan Group Holdings Ltd. (c)	156,200	1,886
UBE Corp.	10,500	140

		11,220

REAL ESTATE 1.3%
Daito Trust Construction Co. Ltd.	75,000	7,016
Nomura Real Estate Holdings, Inc.	30,200	682

		7,698

UTILITIES 1.4%
Chubu Electric Power Co., Inc.	427,500	3,845
Electric Power Development Co. Ltd. 'C'	140,800	1,991
Hokkaido Electric Power Co., Inc.	132,800	416
Hokuriku Electric Power Co.	57,800	194
Shikoku Electric Power Co., Inc.	52,200	261
Tohoku Electric Power Co., Inc.	331,800	1,560

		8,267

Total Japan		184,758

LUXEMBOURG 0.1%
COMMUNICATION SERVICES 0.1%
Millicom International Cellular SA (a)	12,211	140
RTL Group SA	10,964	347

		487

Total Luxembourg		487

NETHERLANDS 6.1%
COMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	339,453	919
VEON Ltd. ADR «(a)	1,443,617	0

		919

CONSUMER STAPLES 4.4%
Koninklijke Ahold Delhaize NV	1,018,251	25,936

FINANCIALS 0.1%
ING Groep NV	51,962	445

HEALTH CARE 0.1%
Koninklijke Philips NV	33,329	513

INDUSTRIALS 0.9%
Randstad NV (c)	88,993	3,841
Signify NV	55,871	1,438

		5,279

MATERIALS 0.5%
Akzo Nobel NV	51,076	2,895

Total Netherlands		35,987

NEW ZEALAND 0.3%
COMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	176,732	494

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2022 (Unaudited)

INDUSTRIALS 0.1%
Air New Zealand Ltd. (a)	549,905	219
Fletcher Building Ltd.	312,259	846

		1,065

UTILITIES 0.1%
Contact Energy Ltd.	89,225	374

Total New Zealand		1,933

NORWAY 0.5%
COMMUNICATION SERVICES 0.1%
Telenor ASA (c)	42,257	387

ENERGY 0.0%
Equinor ASA	8,507	281

INFORMATION TECHNOLOGY 0.0%
Atea ASA	20,281	180

MATERIALS 0.4%
Norsk Hydro ASA	34,564	185
Yara International ASA	56,186	1,972

		2,157

Total Norway		3,005

PORTUGAL 1.1%
CONSUMER STAPLES 0.3%
Jeronimo Martins SGPS SA	45,175	841
Sonae SGPS SA	677,839	547

		1,388

ENERGY 0.4%
Galp Energia SGPS SA	254,317	2,447

MATERIALS 0.1%
Navigator Co. SA	224,592	765

UTILITIES 0.3%
EDP - Energias de Portugal SA	425,272	1,846

Total Portugal		6,446

SINGAPORE 0.6%
COMMUNICATION SERVICES 0.2%
JOYY, Inc. ADR	30,911	804
Singapore Telecommunications Ltd.	319,500	589

		1,393

CONSUMER STAPLES 0.0%
Golden Agri-Resources Ltd.	1,513,900	278

INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	749,400	687
Jardine Cycle & Carriage Ltd.	33,700	788

		1,475

INFORMATION TECHNOLOGY 0.1%
Venture Corp. Ltd.	29,300	333

Total Singapore		3,479

SPAIN 6.3%
COMMUNICATION SERVICES 2.6%
Telefonica SA	4,651,967	15,379

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2022 (Unaudited)

ENERGY 1.3%
Repsol SA	649,447	7,463

FINANCIALS 1.4%
Banco Bilbao Vizcaya Argentaria SA	142,165	638
Banco de Sabadell SA	4,988,660	3,327
Banco Santander SA	1,176,286	2,737
Mapfre SA (c)	1,076,613	1,667

		8,369

INDUSTRIALS 0.1%
ACS Actividades de Construccion y Servicios SA	39,398	885

UTILITIES 0.9%
Endesa SA	91,227	1,370
Naturgy Energy Group SA	179,820	4,160

		5,530

Total Spain		37,626

SWEDEN 0.7%
COMMUNICATION SERVICES 0.1%
Telia Co. AB	103,294	297

CONSUMER DISCRETIONARY 0.1%
Electrolux AB (c)	25,014	260
Husqvarna AB 'B'	90,014	499
JM AB	8,144	113

		872

FINANCIALS 0.2%
Ratos AB 'B'	74,470	254
Swedbank AB 'A'	78,661	1,032

		1,286

INDUSTRIALS 0.2%
Intrum AB	13,497	170
Securitas AB 'B' (c)	139,121	966
Skanska AB 'B'	27,656	344

		1,480

INFORMATION TECHNOLOGY 0.0%
Telefonaktiebolaget LM Ericsson 'B'	17,740	104

MATERIALS 0.1%
Hexpol AB	36,437	299

Total Sweden		4,338

SWITZERLAND 6.8%
COMMUNICATION SERVICES 0.1%
Swisscom AG	1,321	619

CONSUMER DISCRETIONARY 0.7%
Swatch Group AG	19,833	4,454

CONSUMER STAPLES 2.9%
Nestle SA	156,909	16,971

FINANCIALS 1.0%
Swiss Life Holding AG	3,293	1,455
Zurich Insurance Group AG	10,846	4,324

		5,779

HEALTH CARE 1.0%
Roche Holding AG	18,491	6,019

INDUSTRIALS 0.5%
Adecco Group AG	111,252	3,070

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2022 (Unaudited)

MATERIALS 0.6%
Glencore PLC	599,725	3,152
Holcim AG	13,908	570

		3,722

Total Switzerland		40,634

UNITED KINGDOM 14.0%
COMMUNICATION SERVICES 0.7%
Pearson PLC	36,323	347
WPP PLC	485,953	4,012

		4,359

CONSUMER DISCRETIONARY 0.8%
Barratt Developments PLC	64,595	244
Berkeley Group Holdings PLC	6,082	222
Currys PLC	380,474	239
Inchcape PLC	321,945	2,438
Kingfisher PLC	517,674	1,260
Persimmon PLC	10,122	138

		4,541

CONSUMER STAPLES 0.6%
Imperial Brands PLC	82,700	1,700
Marks & Spencer Group PLC (a)	1,424,321	1,554

		3,254

ENERGY 4.9%
Shell PLC	1,151,268	28,596
Subsea 7 SA	62,084	491

		29,087

FINANCIALS 1.2%
Direct Line Insurance Group PLC	504,908	1,042
M&G PLC	3,059,738	5,636
Standard Life Aberdeen PLC	204,803	313

		6,991

HEALTH CARE 1.1%
GSK PLC	464,394	6,707

INDUSTRIALS 0.3%
Royal Mail PLC	867,527	1,766

INFORMATION TECHNOLOGY 0.2%
Micro Focus International PLC	251,830	1,452

MATERIALS 2.0%
Evraz PLC «	238,175	0
Mondi PLC	32,262	496
Rio Tinto PLC	209,780	11,350

		11,846

UTILITIES 2.2%
Centrica PLC	11,258,439	8,835
SSE PLC	253,537	4,281

		13,116

Total United Kingdom		83,119

Total Common Stocks (Cost $611,378)		580,022

PREFERRED STOCKS 0.2%
GERMANY 0.2%
CONSUMER DISCRETIONARY 0.2%
Schaeffler AG	217,834	977

INDUSTRIALS 0.0%
Henkel AG & Co. KGaA	3,270	194

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2022 (Unaudited)

Total Preferred Stocks (Cost $1,632)		1,171

REAL ESTATE INVESTMENT TRUSTS 0.9%
AUSTRALIA 0.5%
REAL ESTATE 0.5%
Scentre Group	1,039,505	1,698
Stockland	532,570	1,115
Vicinity Centres	341,691	381

		3,194

Total Australia		3,194

CANADA 0.2%
REAL ESTATE 0.2%
H&R Real Estate Investment Trust REIT	123,586	931
RioCan Real Estate Investment Trust	12,642	170

		1,101

Total Canada		1,101

FRANCE 0.2%
REAL ESTATE 0.2%
Unibail-Rodamco-Westfield (a)	29,291	1,212

Total France		1,212

Total Real Estate Investment Trusts (Cost $6,704)		5,507

WARRANTS 0.0%
SPAIN 0.0%
INDUSTRIALS 0.0%
Abengoa SA 'B' - Exp. 03/31/2025 «	226,011	0

Total Warrants (Cost $0)		0

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.4%		2,265

Total Short-Term Instruments (Cost $2,265)		2,265

Total Investments in Securities (Cost $621,979)		588,965

	SHARES
INVESTMENTS IN AFFILIATES 5.5%
SHORT-TERM INSTRUMENTS 5.5%
MUTUAL FUNDS 5.5%
PIMCO Government Money Market Fund 2.920% (b)(c)(d)	32,276,244	32,276

Total Short-Term Instruments (Cost $32,276)		32,276

Total Investments in Affiliates (Cost $32,276)		32,276

Total Investments 104.6% (Cost $654,255)		$621,241
Financial Derivative Instruments (f) 0.0%(Cost or Premiums, net $0)		38
Other Assets and Liabilities, net (4.6)%		(27,164)

Net Assets 100.0%		$594,115

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $30,431 were out on loan in exchange for $32,276 of cash collateral as of September 30, 2022.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$2,265	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023		$(2,310)	$2,265	$2,265

Total Repurchase Agreements							$(2,310)	$2,265	$2,265

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month			Currency to be Delivered		Currency to be Received	Asset		Liability

MYI	10/2022		JPY	962,431		$6,958	$308		$0
	10/2022			$6,913	JPY	962,431	0		(263)
SCX	10/2022			484	CAD	659	0		(7)

Total Forward Foreign Currency Contracts							$308		$(270)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services				$0	$4,781	$0		$4,781
	Consumer Staples				961	0	0		961
	Energy				2,543	0	0		2,543
	Financials				0	6,181	0		6,181
	Industrials				1,423	0	0		1,423
	Materials				9,077	738	0		9,815
	Utilities				0	6,283	0		6,283
Austria
	Financials				255	0	0		255
	Industrials				86	0	0		86
	Materials				0	1,854	0		1,854
Belgium
	Communication Services				0	1,137	0		1,137
	Consumer Staples				548	0	0		548
	Energy				2,151	0	0		2,151
	Industrials				0	474	0		474
	Materials				0	54	0		54
Canada
	Consumer Discretionary				13,129	0	0		13,129
	Consumer Staples				2,953	0	0		2,953
	Energy				7,109	0	0		7,109
	Financials				1,261	0	0		1,261
	Industrials				2,981	0	0		2,981
	Information Technology				1,109	0	0		1,109
	Utilities				2,621	0	0		2,621
Denmark
	Consumer Staples				137	385	0		522
	Health Care				483	241	0		724
	Industrials				0	3,175	0		3,175

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2022 (Unaudited)

Finland
Consumer Discretionary	0	103	0	103
Consumer Staples	297	0	0	297
Financials	0	4,513	0	4,513
Health Care	545	0	0	545
Industrials	0	263	0	263
Information Technology	0	7,184	0	7,184
Materials	398	0	0	398
France
Communication Services	1,951	0	0	1,951
Consumer Discretionary	3,990	1,159	0	5,149
Consumer Staples	5,008	387	0	5,395
Financials	0	2,674	0	2,674
Health Care	0	2,602	0	2,602
Industrials	0	2,290	0	2,290
Utilities	3,352	0	0	3,352
Germany
Communication Services	946	0	0	946
Consumer Discretionary	2,962	5,514	0	8,476
Consumer Staples	2,266	0	0	2,266
Financials	0	2,304	0	2,304
Health Care	0	333	0	333
Industrials	671	371	0	1,042
Materials	927	1,400	0	2,327
Utilities	360	0	0	360
Hong Kong
Communication Services	0	254	0	254
Consumer Discretionary	2,453	1,035	0	3,488
Consumer Staples	809	198	0	1,007
Industrials	764	0	0	764
Information Technology	0	1,461	0	1,461
Materials	119	114	0	233
Real Estate	3,817	5,656	0	9,473
Israel
Communication Services	3,139	0	0	3,139
Energy	1,508	852	0	2,360
Financials	571	0	0	571
Health Care	2,943	0	0	2,943
Information Technology	1,220	0	0	1,220
Materials	0	688	0	688
Real Estate	0	267	0	267
Italy
Energy	15,638	0	0	15,638
Financials	525	1,837	0	2,362
Industrials	0	301	0	301
Utilities	0	3,141	0	3,141
Japan
Communication Services	15,928	2,570	0	18,498
Consumer Discretionary	29,100	16,581	0	45,681
Consumer Staples	4,893	1,283	0	6,176
Energy	0	1,242	0	1,242
Financials	6,829	26,510	0	33,339
Health Care	2,452	2,572	0	5,024
Industrials	5,689	18,823	0	24,512
Information Technology	2,791	20,310	0	23,101
Materials	1,291	9,929	0	11,220
Real Estate	682	7,016	0	7,698
Utilities	6,082	2,185	0	8,267
Luxembourg
Communication Services	487	0	0	487
Netherlands
Communication Services	0	919	0	919
Consumer Staples	25,936	0	0	25,936
Financials	445	0	0	445
Health Care	0	513	0	513
Industrials	5,279	0	0	5,279
Materials	0	2,895	0	2,895
New Zealand
Communication Services	0	494	0	494
Industrials	846	219	0	1,065
Utilities	0	374	0	374
Norway
Communication Services	387	0	0	387
Energy	281	0	0	281
Information Technology	0	180	0	180
Materials	2,157	0	0	2,157
Portugal
Consumer Staples	841	547	0	1,388
Energy	2,447	0	0	2,447
Materials	0	765	0	765
Utilities	0	1,846	0	1,846
Singapore
Communication Services	1,393	0	0	1,393
Consumer Staples	278	0	0	278
Industrials	687	788	0	1,475
Information Technology	0	333	0	333

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2022 (Unaudited)

Spain
Communication Services	0	15,379	0	15,379
Energy	0	7,463	0	7,463
Financials	1,667	6,702	0	8,369
Industrials	0	885	0	885
Utilities	5,530	0	0	5,530
Sweden
Communication Services	297	0	0	297
Consumer Discretionary	0	872	0	872
Financials	1,286	0	0	1,286
Industrials	514	966	0	1,480
Information Technology	104	0	0	104
Materials	299	0	0	299
Switzerland
Communication Services	619	0	0	619
Consumer Discretionary	0	4,454	0	4,454
Consumer Staples	16,971	0	0	16,971
Financials	1,455	4,324	0	5,779
Health Care	0	6,019	0	6,019
Industrials	0	3,070	0	3,070
Materials	570	3,152	0	3,722
United Kingdom
Communication Services	347	4,012	0	4,359
Consumer Discretionary	2,921	1,620	0	4,541
Consumer Staples	0	3,254	0	3,254
Energy	29,087	0	0	29,087
Financials	5,636	1,355	0	6,991
Health Care	6,707	0	0	6,707
Industrials	1,766	0	0	1,766
Information Technology	0	1,452	0	1,452
Materials	11,350	496	0	11,846
Utilities	8,835	4,281	0	13,116
Preferred Stocks
Germany
Consumer Discretionary	0	977	0	977
Industrials	0	194	0	194
Real Estate Investment Trusts
Australia
Real Estate	381	2,813	0	3,194
Canada
Real Estate	1,101	0	0	1,101
France
Real Estate	0	1,212	0	1,212
Short-Term Instruments
Repurchase Agreements	0	2,265	0	2,265

	$320,650	$268,315	$0	$588,965
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	32,276	0	0	32,276

Total Investments	$352,926	$268,315	$0	$621,241

Financial Derivative Instruments - Assets
Over the counter	$0	$308	$0	$308

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(270)	$0	$(270)

Total Financial Derivative Instruments	$0	$38	$0	$38

Totals	$352,926	$268,353	$0	$621,279

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO RAE US Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 97.8%
UNITED KINGDOM 0.2%
CONSUMER DISCRETIONARY 0.2%
Capri Holdings Ltd. (a)	44,297	$1,703

Total United Kingdom		1,703

UNITED STATES 97.6%
COMMUNICATION SERVICES 0.9%
Altice USA, Inc. 'A' (a)	82,465	481
Liberty Media Corp.-Liberty SiriusXM 'C' (a)	46,784	1,764
Lumen Technologies, Inc.	243,847	1,775
News Corp. 'A'	11,428	173
Verizon Communications, Inc.	118,840	4,512

		8,705

CONSUMER DISCRETIONARY 6.6%
AutoNation, Inc. (a)	7,951	810
Bed Bath & Beyond, Inc. (a)(c)	315,786	1,923
Best Buy Co., Inc.	35,815	2,269
Dick's Sporting Goods, Inc.	3,844	402
Dollar General Corp.	8,066	1,935
eBay, Inc.	276,456	10,176
Foot Locker, Inc.	87,127	2,712
Ford Motor Co.	589,007	6,597
Gap, Inc.	39,293	323
Goodyear Tire & Rubber Co. (a)	72,953	736
Kohl's Corp.	450,673	11,335
Lear Corp.	3,988	477
Lowe's Cos., Inc.	6,178	1,160
Macy's, Inc.	611,131	9,576
Nordstrom, Inc.	80,284	1,343
PulteGroup, Inc.	7,720	290
Qurate Retail, Inc.	818,121	1,644
Target Corp.	73,804	10,952
Whirlpool Corp.	10,659	1,437
Yum! Brands, Inc.	2,152	229

		66,326

CONSUMER STAPLES 8.3%
Albertsons Cos., Inc. 'A'	3,591	89
Altria Group, Inc.	164,180	6,630
Kroger Co.	315,047	13,783
Philip Morris International, Inc.	46,363	3,849
Sysco Corp.	18,489	1,307
Walgreens Boots Alliance, Inc.	552,506	17,349
Walmart, Inc.	316,844	41,095

		84,102

ENERGY 19.0%
Baker Hughes Co.	29,895	627
ConocoPhillips	189,801	19,424
Exxon Mobil Corp.	516,948	45,135
Marathon Oil Corp.	249,935	5,643
Marathon Petroleum Corp.	398,603	39,593
PBF Energy, Inc. 'A' (a)	100,785	3,544
Phillips 66	325,554	26,279
Transocean Ltd. (a)	707,934	1,749
Valero Energy Corp.	452,386	48,337
World Fuel Services Corp.	66,645	1,562

		191,893

FINANCIALS 9.4%
Allstate Corp.	30,107	3,749
Ally Financial, Inc.	100,127	2,786

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2022 (Unaudited)

American International Group, Inc.	20,334	965
Ameriprise Financial, Inc.	14,895	3,753
Bank of New York Mellon Corp.	37,856	1,458
Comerica, Inc.	17,604	1,252
Discover Financial Services	93,618	8,512
Franklin Resources, Inc.	258,554	5,564
Genworth Financial, Inc. 'A' (a)	454,500	1,591
Invesco Ltd.	24,299	333
Jefferies Financial Group, Inc.	6,116	180
Loews Corp.	20,746	1,034
Navient Corp.	305,824	4,493
Old Republic International Corp.	6,600	138
Synchrony Financial	504,206	14,214
Travelers Cos., Inc.	38,064	5,831
Wells Fargo & Co.	962,010	38,692

		94,545

HEALTH CARE 22.8%
Amgen, Inc.	132,738	29,919
Biogen, Inc. (a)	74,381	19,860
Cardinal Health, Inc.	350,729	23,387
DaVita, Inc. (a)	39,851	3,298
Elevance Health, Inc.	39,405	17,899
Gilead Sciences, Inc.	492,220	30,365
Humana, Inc.	32,129	15,589
Johnson & Johnson	75,894	12,398
McKesson Corp.	91,307	31,033
Merck & Co., Inc.	278,930	24,021
Organon & Co.	97,335	2,278
Pfizer, Inc.	448,727	19,636
Universal Health Services, Inc. 'B'	4,751	419
Waters Corp. (a)	1,830	493

		230,595

INDUSTRIALS 3.0%
AECOM	4,536	310
Carlisle Cos., Inc.	2,395	671
CH Robinson Worldwide, Inc.	25,353	2,442
CSX Corp.	34	1
Cummins, Inc.	4,957	1,009
Eaton Corp. PLC	14,576	1,944
Fluor Corp. (a)	318,152	7,919
Honeywell International, Inc.	2,751	459
Illinois Tool Works, Inc.	9,861	1,781
ManpowerGroup, Inc.	66,149	4,279
Quanta Services, Inc.	21,453	2,733
Robert Half International, Inc.	4,860	372
Spirit AeroSystems Holdings, Inc. 'A'	12,351	271
Union Pacific Corp.	30,103	5,865
WW Grainger, Inc.	820	401

		30,457

INFORMATION TECHNOLOGY 20.2%
Amdocs Ltd.	5,793	460
Apple, Inc.	308,331	42,611
Applied Materials, Inc.	44,513	3,647
Arrow Electronics, Inc. (a)	41,630	3,838
Avnet, Inc.	114,665	4,142
Bread Financial Holdings, Inc.	95,510	3,004
Cisco Systems, Inc.	1,104,514	44,181
Citrix Systems, Inc.	32,594	3,390
Cognizant Technology Solutions Corp. 'A'	31,382	1,803
DXC Technology Co. (a)	58,659	1,436
Hewlett Packard Enterprise Co.	656,515	7,865
HP, Inc.	198,335	4,943
Intel Corp.	545,798	14,065
Jabil, Inc.	88,808	5,125
Juniper Networks, Inc.	222,900	5,822
KLA Corp.	3,717	1,125
NetApp, Inc.	172,599	10,675
NortonLifeLock, Inc.	313,505	6,314
Oracle Corp.	159,867	9,763
Qorvo, Inc. (a)	4,651	369
QUALCOMM, Inc.	154,841	17,494
Seagate Technology Holdings PLC	100,039	5,325
Skyworks Solutions, Inc.	3,485	297
Texas Instruments, Inc.	4,515	699
Western Digital Corp. (a)	86,708	2,822
Western Union Co.	7,513	101

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2022 (Unaudited)

Xerox Holdings Corp.	188,250	2,462

		203,778

MATERIALS 0.9%
Alcoa Corp.	8,772	295
CF Industries Holdings, Inc.	32,161	3,096
International Paper Co.	38,840	1,231
Reliance Steel & Aluminum Co.	22,342	3,897

		8,519

REAL ESTATE 0.0%
Jones Lang LaSalle, Inc. (a)	2,445	369

UTILITIES 6.5%
AES Corp.	215,520	4,871
Consolidated Edison, Inc.	25,677	2,202
Evergy, Inc.	165,315	9,820
Exelon Corp.	345,508	12,943
FirstEnergy Corp.	72,929	2,698
NRG Energy, Inc.	86,215	3,300
Pinnacle West Capital Corp.	12,032	776
PPL Corp.	101,034	2,561
Public Service Enterprise Group, Inc.	50,741	2,853
Southern Co.	147,622	10,038
Vistra Corp.	666,753	14,002
WEC Energy Group, Inc.	1	0

		66,064

Total United States		985,353

Total Common Stocks (Cost $891,811)		987,056

REAL ESTATE INVESTMENT TRUSTS 1.5%
UNITED STATES 1.5%
REAL ESTATE 1.5%
Host Hotels & Resorts, Inc.	512,947	8,146
Iron Mountain, Inc.	41,124	1,808
Park Hotels & Resorts, Inc.	49,054	552
Ventas, Inc.	5,709	229
Weyerhaeuser Co.	151,668	4,332

Total Real Estate Investment Trusts (Cost $16,422)		15,067

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (e) 0.6%		6,247

Total Short-Term Instruments (Cost $6,247)		6,247

Total Investments in Securities (Cost $914,480)		1,008,370

INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
PIMCO Government Money Market Fund 2.920% (b)(c)(d)	2,003,802	2,004

Total Short-Term Instruments (Cost $2,004)		2,004

Total Investments in Affiliates (Cost $2,004)		2,004

Total Investments 100.1% (Cost $916,484)		$1,010,374
Other Assets and Liabilities, net (0.1)%		(726)

Net Assets 100.0%		$1,009,648

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $1,955 were out on loan in exchange for $2,004 of cash collateral as of September 30, 2022.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$6,247	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023		$(6,372)	$6,247	$6,247

Total Repurchase Agreements							$(6,372)	$6,247	$6,247

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Common Stocks
United Kingdom
	Consumer Discretionary				$1,703	$0	$0	$1,703
United States
	Communication Services				8,705	0	0	8,705
	Consumer Discretionary				66,326	0	0	66,326
	Consumer Staples				84,102	0	0	84,102
	Energy				191,893	0	0	191,893
	Financials				94,545	0	0	94,545
	Health Care				230,595	0	0	230,595
	Industrials				30,457	0	0	30,457
	Information Technology				200,388	3,390	0	203,778
	Materials				8,519	0	0	8,519
	Real Estate				369	0	0	369
	Utilities				66,064	0	0	66,064
Real Estate Investment Trusts
United States
	Real Estate				15,067	0	0	15,067
Short-Term Instruments
Repurchase Agreements					0	6,247	0	6,247

					$998,733	$9,637	$0	$1,008,370
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					2,004	0	0	2,004

Total Investments					$1,000,737	$9,637	$0	$1,010,374

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO RAE US Small Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 86.3%
UNITED KINGDOM 0.4%
FINANCIALS 0.4%
Janus Henderson Group PLC	97,594	$1,982

Total United Kingdom		1,982

UNITED STATES 85.9%
COMMUNICATION SERVICES 1.4%
AMC Networks, Inc. 'A' (a)	112,839	2,291
Cinemark Holdings, Inc. (a)	9,338	113
NII Holdings, Inc. (a)	22,836	55
Scholastic Corp.	45,590	1,402
Yelp, Inc. (a)	108,244	3,671

		7,532

CONSUMER DISCRETIONARY 16.9%
Abercrombie & Fitch Co. 'A' (a)	444,450	6,911
Academy Sports & Outdoors, Inc.	20,830	879
Adtalem Global Education, Inc. (a)	140,237	5,112
American Axle & Manufacturing Holdings, Inc. (a)	22,658	155
American Eagle Outfitters, Inc.	18,702	182
Buckle, Inc.	56,690	1,795
Designer Brands, Inc.'A'	148,951	2,280
Dillard's, Inc. 'A' (c)	99,828	27,229
G-III Apparel Group Ltd. (a)	90,182	1,348
GameStop Corp. 'A' (a)(c)	18,265	459
Genesco, Inc. (a)	8,235	324
Group 1 Automotive, Inc.	1,651	236
Guess?, Inc. (c)	56,925	835
H&R Block, Inc.	124,288	5,287
International Game Technology PLC	34,759	549
Jack in the Box, Inc.	8,466	627
Kontoor Brands, Inc.	3,195	107
La-Z-Boy, Inc.	13,283	300
Laureate Education, Inc. 'A'	129,108	1,362
Meritage Homes Corp. (a)	12,616	886
Murphy USA, Inc.	60,197	16,549
ODP Corp. (a)	107,157	3,767
Signet Jewelers Ltd.	44,903	2,568
Sleep Number Corp. (a)	50,009	1,691
Sonic Automotive, Inc. 'A'	18,828	815
Steven Madden Ltd.	18,068	482
Travel & Leisure Co.	29,864	1,019
Tri Pointe Homes, Inc. (a)	48,907	739
Tupperware Brands Corp. (a)	228,181	1,495
Visteon Corp. (a)	63,200	6,703
Wolverine World Wide, Inc.	22,554	347

		93,038

CONSUMER STAPLES 5.9%
B&G Foods, Inc. (c)	40,885	674
Fresh Del Monte Produce, Inc.	88,418	2,055
Fresh Market, Inc. (a)	3,535	2
Ingles Markets, Inc. 'A'	50,022	3,962
National Beverage Corp.	16,367	631
Nu Skin Enterprises, Inc. 'A'	116,634	3,892
PriceSmart, Inc.	3,856	222
SpartanNash Co.	93,442	2,712
Sprouts Farmers Market, Inc. (a)	302,247	8,387
TreeHouse Foods, Inc. (a)	15,987	678
United Natural Foods, Inc. (a)	41,600	1,430
Universal Corp.	54,774	2,522
USANA Health Sciences, Inc. (a)	16,824	943
Vector Group Ltd.	99,698	878

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2022 (Unaudited)

Weis Markets, Inc.	52,207	3,719

		32,707

ENERGY 16.0%
Arch Resources, Inc.	10,133	1,202
CNX Resources Corp. (a)	456,151	7,084
CVR Energy, Inc.	254,524	7,376
Delek U.S. Holdings, Inc.	404,870	10,988
Dril-Quip, Inc. (a)	6,956	136
Helmerich & Payne, Inc.	451,289	16,684
Kosmos Energy Ltd. (a)	718,044	3,712
Murphy Oil Corp.	275,669	9,695
Nabors Industries Ltd. (a)	28,159	2,857
Oceaneering International, Inc. (a)	737,927	5,874
Patterson-UTI Energy, Inc.	972,065	11,354
Peabody Energy Corp. (a)	44,963	1,116
Permian Resources Corp. (a)	1,200,408	8,163
RPC, Inc.	212,154	1,470
SM Energy Co.	5,162	194

		87,905

FINANCIALS 5.7%
Affiliated Managers Group, Inc.	46,494	5,200
American Equity Investment Life Holding Co.	47,324	1,765
Associated Banc-Corp.	44,256	889
BankUnited, Inc.	23,168	792
Banner Corp.	2,173	128
BGC Partners, Inc. 'A'	92,206	290
Brightsphere Investment Group, Inc.	128,883	1,922
Capitol Federal Financial, Inc.	57,401	476
Cathay General Bancorp	19,034	732
Cohen & Steers, Inc.	5,275	330
Columbia Banking System, Inc.	4,690	135
Evercore, Inc. 'A'	4,263	351
Federated Hermes, Inc. 'B'	27,325	905
First Hawaiian, Inc.	40,830	1,006
FirstCash Holdings, Inc.	2,757	202
FNB Corp.	33,245	386
Hilltop Holdings, Inc.	20,405	507
Home BancShares, Inc.	10,409	234
Hope Bancorp, Inc.	39,511	499
International Bancshares Corp.	12,006	510
Mercury General Corp.	7,148	203
Nelnet, Inc. 'A'	9,145	724
Old National Bancorp	9,266	153
PacWest Bancorp	54,984	1,243
ProAssurance Corp.	134,012	2,615
PROG Holdings, Inc. (a)	148,861	2,230
Stewart Information Services Corp.	8,931	390
Trustmark Corp.	24,075	737
Washington Federal, Inc.	96,281	2,886
White Mountains Insurance Group Ltd.	2,205	2,873

		31,313

HEALTH CARE 8.2%
Acadia Healthcare Co., Inc. (a)	25,739	2,012
Allscripts Healthcare Solutions, Inc. (a)	91,561	1,395
Brookdale Senior Living, Inc. (a)	102,669	438
Community Health Systems, Inc. (a)	201,840	434
Ionis Pharmaceuticals, Inc. (a)	16,163	715
Myriad Genetics, Inc. (a)	304,151	5,803
OPKO Health, Inc. (a)	22,772	43
Owens & Minor, Inc.	151,355	3,648
Patterson Cos., Inc.	394,861	9,485
Pediatrix Medical Group, Inc. (a)	427,915	7,065
United Therapeutics Corp. (a)	66,503	13,924

		44,962

INDUSTRIALS 10.4%
AAR Corp. (a)	39,814	1,426
ABM Industries, Inc.	9,345	357
Acuity Brands, Inc.	15,586	2,454
Allison Transmission Holdings, Inc.	158,562	5,353
Apogee Enterprises, Inc.	50,066	1,914
Applied Industrial Technologies, Inc.	6,183	635
Barnes Group, Inc.	9,738	281
Boise Cascade Co.	4,297	255
Brady Corp. 'A'	7,210	301
CoreCivic, Inc. (a)	508,808	4,498
Deluxe Corp.	71,813	1,196
Dycom Industries, Inc. (a)	45,541	4,351

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2022 (Unaudited)

EMCOR Group, Inc.	5,577	644
Encore Wire Corp.	2,710	313
EnerSys	7,008	408
Forward Air Corp.	1,290	116
Franklin Electric Co., Inc.	2,624	214
FTI Consulting, Inc. (a)	24,734	4,099
Hawaiian Holdings, Inc. (a)	25,846	340
Healthcare Services Group, Inc.	151,495	1,832
Herc Holdings, Inc.	8,796	914
HNI Corp.	18,879	500
Landstar System, Inc.	6,923	999
Matthews International Corp. 'A'	6,697	150
Moog, Inc. 'A'	11,988	843
Mueller Industries, Inc.	22,722	1,351
NOW, Inc. (a)	289,684	2,911
Pitney Bowes, Inc.	250,877	585
Primoris Services Corp.	5,773	94
Rush Enterprises, Inc. 'A'	16,314	716
Schneider National, Inc. 'B'	139,989	2,842
Steelcase, Inc. 'A'	51,245	334
Terex Corp.	19,409	577
Trinity Industries, Inc.	22,460	479
TrueBlue, Inc. (a)	68,967	1,316
Valmont Industries, Inc.	9,504	2,553
Veritiv Corp. (a)	27,030	2,643
Watsco, Inc.	21,879	5,633
Watts Water Technologies, Inc. 'A'	3,346	421
Werner Enterprises, Inc.	13,654	513

		57,361

INFORMATION TECHNOLOGY 9.4%
Amkor Technology, Inc.	74,502	1,270
Belden, Inc.	15,378	923
Benchmark Electronics, Inc.	122,569	3,037
Cirrus Logic, Inc. (a)	47,739	3,284
Conduent, Inc. (a)	909,499	3,038
CSG Systems International, Inc.	41,622	2,201
InterDigital, Inc.	14,527	587
Knowles Corp. (a)	38,986	475
LiveRamp Holdings, Inc. (a)	7,998	145
NetScout Systems, Inc. (a)	229,204	7,179
PC Connection, Inc.	11,256	508
Plexus Corp. (a)	8,062	706
Sabre Corp. (a)	399,409	2,057
Sanmina Corp. (a)	251,498	11,589
Synaptics, Inc. (a)	38,830	3,845
Teradata Corp. (a)	276,832	8,598
TTM Technologies, Inc. (a)	59,465	784
Vishay Intertechnology, Inc.	97,045	1,726

		51,952

MATERIALS 4.6%
Cabot Corp.	17,589	1,124
Carpenter Technology Corp.	10,913	340
Graphic Packaging Holding Co.	65,873	1,300
Innospec, Inc.	4,563	391
Kaiser Aluminum Corp.	5,559	341
Louisiana-Pacific Corp.	7,090	363
NewMarket Corp.	2,311	695
O-I Glass, Inc. (a)	33,682	436
Sensient Technologies Corp.	14,656	1,016
Stepan Co.	3,373	316
Sylvamo Corp.	68,202	2,312
Trinseo PLC	37,909	695
Warrior Met Coal, Inc.	555,613	15,802

		25,131

REAL ESTATE 2.6%
Anywhere Real Estate, Inc. (a)	1,431,197	11,607
DigitalBridge Group, Inc.	201,223	2,517
Kennedy-Wilson Holdings, Inc.	20,377	315
New York REIT, Inc. «(a)	4,082	23

		14,462

UTILITIES 4.8%
Avista Corp.	39,337	1,458
Hawaiian Electric Industries, Inc.	60,848	2,109
IDACORP, Inc.	29,283	2,899
NorthWestern Corp.	22,561	1,112
OGE Energy Corp.	322,185	11,747
ONE Gas, Inc.	11,778	829

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2022 (Unaudited)

PNM Resources, Inc.	23,877	1,092
Portland General Electric Co.	74,352	3,231
Southwest Gas Holdings, Inc.	20,091	1,401
Spire, Inc.	8,127	507

		26,385

Total United States		472,748

Total Common Stocks (Cost $476,565)		474,730

REAL ESTATE INVESTMENT TRUSTS 12.8%
UNITED STATES 12.8%
FINANCIALS 1.9%
Chimera Investment Corp.	1,468,740	7,667
Ladder Capital Corp. REIT	24,620	220
MFA Financial, Inc.	303,874	2,364
Two Harbors Investment Corp.	41,292	137

		10,388

REAL ESTATE 10.9%
Alexander & Baldwin, Inc.	58,387	968
Apple Hospitality REIT, Inc.	430,317	6,050
Brandywine Realty Trust	65,881	445
DiamondRock Hospitality Co.	243,238	1,827
Empire State Realty Trust, Inc. 'A'	38,695	254
Equity Commonwealth	23,805	580
InvenTrust Properties Corp.	106,999	2,282
Macerich Co.	622,959	4,946
Office Properties Income Trust	116,257	1,633
Outfront Media, Inc.	28,362	431
Paramount Group, Inc.	106,048	661
Pebblebrook Hotel Trust	126,303	1,833
Piedmont Office Realty Trust, Inc. 'A'	83,864	885
Retail Opportunity Investments Corp.	25,749	354
RLJ Lodging Trust	752,858	7,619
Sabra Health Care REIT, Inc.	19,338	254
Service Properties Trust	494,446	2,566
SITE Centers Corp.	184,900	1,980
SL Green Realty Corp. (c)	153,219	6,153
Sunstone Hotel Investors, Inc.	822,470	7,748
Tanger Factory Outlet Centers, Inc.	271,836	3,719
Uniti Group, Inc.	487,909	3,391
Washington REIT	11,433	201
Xenia Hotels & Resorts, Inc.	235,767	3,251

		60,031

Total Real Estate Investment Trusts (Cost $92,935)		70,419

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (e) 0.8%		4,484

Total Short-Term Instruments (Cost $4,484)		4,484

Total Investments in Securities (Cost $573,984)		549,633

INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
MUTUAL FUNDS 3.9%
PIMCO Government Money Market Fund 2.920% (b)(c)(d)	21,036,533	21,037

Total Short-Term Instruments (Cost $21,036)		21,037

Total Investments in Affiliates (Cost $21,036)		21,037

Total Investments 103.8% (Cost $595,020)		$570,670
Other Assets and Liabilities, net (3.8)%		(20,664)

Net Assets 100.0%		$550,006

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $18,624 were out on loan in exchange for $19,000 of cash collateral as of September 30, 2022.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$4,484	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023		$(4,574)	$4,484	$4,484

Total Repurchase Agreements							$(4,574)	$4,484	$4,484

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Common Stocks
United Kingdom
	Financials				$1,982	$0	$0	$1,982
United States
	Communication Services				7,477	55	0	7,532
	Consumer Discretionary				93,038	0	0	93,038
	Consumer Staples				32,705	2	0	32,707
	Energy				87,905	0	0	87,905
	Financials				31,313	0	0	31,313
	Health Care				44,962	0	0	44,962
	Industrials				57,361	0	0	57,361
	Information Technology				51,952	0	0	51,952
	Materials				25,131	0	0	25,131
	Real Estate				14,439	0	23	14,462
	Utilities				26,385	0	0	26,385
Real Estate Investment Trusts
United States
	Financials				10,388	0	0	10,388
	Real Estate				60,031	0	0	60,031
Short-Term Instruments
Repurchase Agreements					0	4,484	0	4,484

					$545,069	$4,541	$23	$549,633
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					21,037	0	0	21,037

Total Investments					$566,106	$4,541	$23	$570,670

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3% ¤
COMMON STOCKS 96.4%
BRAZIL 4.1%
COMMUNICATION SERVICES 0.1%
Telefonica Brasil SA	6,973	$52

CONSUMER DISCRETIONARY 0.3%
Vibra Energia SA	60,032	192

CONSUMER STAPLES 0.9%
Ambev SA	117,679	339
BRF SA (b)	9,358	22
JBS SA	49,960	233
Raia Drogasil SA	19,423	82

		676

ENERGY 0.2%
Cosan SA	7,240	23
Ultrapar Participacoes SA	71,388	155

		178

FINANCIALS 0.8%
B3 SA - Brasil Bolsa Balcao	55,802	135
Banco BTG Pactual SA	5,738	26
Banco do Brasil SA	54,877	392
BB Seguridade Participacoes SA	11,497	57
Porto Seguro SA	2,300	9

		619

HEALTH CARE 0.1%
Hypera SA	7,680	63

INDUSTRIALS 0.1%
CCR SA	12,271	28
Rumo SA	5,600	19
WEG SA	6,181	37

		84

MATERIALS 1.2%
Cia Siderurgica Nacional SA	14,477	34
Klabin SA	24,190	81
Suzano SA	7,592	63
Vale SA	56,500	755

		933

UTILITIES 0.4%
Centrais Eletricas Brasileiras SA	10,357	83
Cia de Saneamento Basico do Estado de Sao Paulo	4,855	45
Cia Paranaense de Energia	14,389	86
Engie Brasil Energia SA	2,935	21
Equatorial Energia SA	7,240	36

		271

Total Brazil		3,068

CHILE 0.8%
CONSUMER DISCRETIONARY 0.1%
Falabella SA	33,556	67

CONSUMER STAPLES 0.2%
Cencosud SA	49,093	62

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Cia Cervecerias Unidas SA	9,314	51

		113

ENERGY 0.1%
Empresas COPEC SA	5,540	35

FINANCIALS 0.2%
Banco de Chile	1,225,926	108
Banco de Credito e Inversiones SA	1,098	28
Banco Santander Chile	624,457	22

		158

MATERIALS 0.0%
Empresas CMPC SA	16,035	24

UTILITIES 0.2%
Aguas Andinas SA 'A'	166,504	32
Colbun SA	352,323	31
Enel Americas SA	1,032,536	109
Enel Chile SA	458,825	13

		185

Total Chile		582

CHINA 18.2%
COMMUNICATION SERVICES 0.8%
Baidu, Inc. SP - ADR (b)	2,219	261
China Tower Corp. Ltd. 'H'	430,000	46
China United Network Communications Ltd. 'A' (b)	51,500	24
NetEase, Inc. ADR	3,364	254

		585

CONSUMER DISCRETIONARY 2.7%
ANTA Sports Products Ltd.	5,600	59
BAIC Motor Corp. Ltd. 'H'	107,000	23
BYD Co. Ltd. 'H'	10,000	246
Chongqing Changan Automobile Co. Ltd. 'A'	7,500	13
Dongfeng Motor Group Co. Ltd. 'H'	76,000	41
Fuyao Glass Industry Group Co. Ltd.	10,400	42
Great Wall Motor Co. Ltd. 'H'	66,500	76
Guangzhou Automobile Group Co. Ltd. 'H'	38,000	27
Huayu Automotive Systems Co. Ltd. 'A'	5,400	13
JD.com, Inc. ADR	8,163	411
Meituan 'B' (b)	36,800	773
SAIC Motor Corp. Ltd. 'A'	19,900	40
Shenzhou International Group Holdings Ltd.	6,200	48
Trip.com Group Ltd. ADR (b)	3,844	105
Vipshop Holdings Ltd. ADR (b)	3,508	29
Wuchan Zhongda Group Co. Ltd. 'A'	23,200	13
Yum China Holdings, Inc.	1,200	57
Zhongsheng Group Holdings Ltd.	5,000	20

		2,036

CONSUMER STAPLES 1.4%
Dali Foods Group Co. Ltd.	54,000	23
Foshan Haitian Flavouring & Food Co. Ltd. 'A'	1,600	19
Hengan International Group Co. Ltd.	24,500	109
Inner Mongolia Yili Industrial Group Co. Ltd. 'A'	13,400	62
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. 'A'	1,300	29
Kweichow Moutai Co. Ltd. 'A'	800	210
Luzhou Laojiao Co. Ltd. 'A'	1,400	45
Muyuan Foods Co. Ltd. 'A'	4,300	33
Nongfu Spring Co. Ltd.	19,200	111
Tingyi Cayman Islands Holding Corp.	84,000	145
Tsingtao Brewery Co. Ltd. 'H'	4,000	38
Uni-President China Holdings Ltd.	39,000	33
Want Want China Holdings Ltd.	99,000	65
Wens Foodstuffs Group Co. Ltd. 'A'	23,900	69
Wuliangye Yibin Co. Ltd. 'A'	2,800	67

		1,058

ENERGY 2.9%
China Coal Energy Co. Ltd. 'H'	13,000	12
China Oilfield Services Ltd. 'H'	16,000	16
China Petroleum & Chemical Corp. 'H'	1,840,000	786

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

China Shenhua Energy Co. Ltd. 'H'	193,000	574
PetroChina Co. Ltd. 'H'	1,112,000	454
Shaanxi Coal Industry Co. Ltd. 'A'	5,600	18
Yankuang Energy Group Co. Ltd. 'H'	98,000	354

		2,214

FINANCIALS 5.4%
Agricultural Bank of China Ltd. 'H'	1,232,000	369
Bank of Beijing Co. Ltd. 'A'	117,700	68
Bank of China Ltd. 'H'	3,507,000	1,145
Bank of Communications Co. Ltd. 'H'	532,000	281
Bank of Jiangsu Co. Ltd. 'A'	86,100	90
Bank of Nanjing Co. Ltd. 'A'	41,500	62
Bank of Ningbo Co. Ltd. 'A'	6,300	28
China Cinda Asset Management Co. Ltd. 'H'	325,000	36
China CITIC Bank Corp. Ltd. 'H'	429,000	170
China Construction Bank Corp. 'H'	729,000	421
China Everbright Bank Co. Ltd. 'H'	125,000	34
China Galaxy Securities Co. Ltd. 'H'	54,000	25
China Life Insurance Co. Ltd. 'H'	30,000	38
China Minsheng Banking Corp. Ltd. 'H'	28,500	8
China Zheshang Bank Co. Ltd. 'H'	80,000	33
GF Securities Co. Ltd. 'H'	17,634	19
Guotai Junan Securities Co. Ltd. 'H'	23,000	24
Huatai Securities Co. Ltd. 'H'	20,000	22
Huaxia Bank Co. Ltd. 'A'	31,600	22
Industrial & Commercial Bank of China Ltd. 'H'	609,000	286
Industrial Bank Co. Ltd. 'A'	97,500	228
People's Insurance Co. Group of China Ltd. 'H'	119,000	35
PICC Property & Casualty Co. Ltd. 'H'	62,000	64
Ping An Insurance Group Co. of China Ltd. 'H'	57,500	287
Postal Savings Bank of China Co. Ltd. 'H'	485,000	285
Shanghai Pudong Development Bank Co. Ltd. 'A'	9,500	9

		4,089

HEALTH CARE 0.5%
China Resources Pharmaceutical Group Ltd.	103,500	71
CSPC Pharmaceutical Group Ltd.	91,680	91
Jiangsu Hengrui Medicine Co. Ltd. 'A'	5,900	29
Shanghai Pharmaceuticals Holding Co. Ltd. 'H'	27,600	38
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. 'A'	900	38
Sinopharm Group Co. Ltd. 'H'	50,400	100

		367

INDUSTRIALS 2.1%
Air China Ltd. 'H'	60,000	46
Beijing Capital International Airport Co. Ltd. 'H' (b)	70,000	38
China Communications Services Corp. Ltd. 'H'	60,000	20
China Energy Engineering Corp. Ltd. 'H'	310,000	32
China National Chemical Engineering Co. Ltd. 'A'	12,000	13
China Railway Group Ltd. 'H'	583,000	286
China State Construction Engineering Corp. Ltd. 'A'	180,400	131
CITIC Ltd.	156,000	147
Daqin Railway Co. Ltd. 'A'	26,400	25
Guangshen Railway Co. Ltd. 'H'	120,000	16
Jiangsu Expressway Co. Ltd. 'H'	54,000	41
Jiangsu Zhongtian Technology Co. Ltd. 'A'	9,900	31
Metallurgical Corp. of China Ltd.	174,000	28
NARI Technology Co. Ltd. 'A'	3,700	13
Power Construction Corp. of China Ltd. 'A'	53,900	53
Shanghai Construction Group Co. Ltd. 'A'	39,900	14
Shanghai International Airport Co. Ltd. 'A'	2,400	19
Sinopec Engineering Group Co. Ltd. 'H'	61,500	25
Sinotrans Ltd. 'H'	151,000	38
TBEA Co. Ltd. 'A'	18,000	55
Weichai Power Co. Ltd. 'H'	44,000	42
Xiamen C & D, Inc. 'A'	10,300	20
Xiamen ITG Group Corp. Ltd. 'A'	23,600	21
Yangzijiang Shipbuilding Holdings Ltd.	348,600	249
Zhejiang Expressway Co. Ltd. 'H'	40,000	27
Zhuzhou CRRC Times Electric Co. Ltd.	11,500	48
ZTO Express Cayman, Inc. ADR	3,312	80

		1,558

INFORMATION TECHNOLOGY 0.3%
Lenovo Group Ltd.	244,000	169

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Luxshare Precision Industry Co. Ltd. 'A'	5,600	23

		192

MATERIALS 0.8%
Angang Steel Co. Ltd. 'H'	92,000	23
Anhui Conch Cement Co. Ltd. 'H'	31,500	100
Baoshan Iron & Steel Co. Ltd. 'A'	20,200	15
China National Building Material Co. Ltd. 'H'	306,000	233
China Zhongwang Holdings Ltd. «(b)	338,800	0
Hesteel Co. Ltd. 'A'	83,300	26
Jiangxi Copper Co. Ltd. 'H'	75,000	87
Shandong Gold Mining Co. Ltd.	24,250	39
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	162,000	21
Tongling Nonferrous Metals Group Co. Ltd. 'A'	53,100	19
Wanhua Chemical Group Co. Ltd. 'A'	1,200	15

		578

REAL ESTATE 0.4%
China Evergrande Group «(b)	121,000	13
China Vanke Co. Ltd. 'H'	20,200	36
Greentown China Holdings Ltd.	24,500	46
KE Holdings, Inc. ADR (b)	10,078	176
Poly Developments & Holdings Group Co. Ltd. 'A'	16,100	41

		312

UTILITIES 0.9%
Beijing Jingneng Clean Energy Co. Ltd. 'H'	138,000	26
CGN Power Co. Ltd. 'H'	172,000	37
China Yangtze Power Co. Ltd. 'A'	18,100	58
Datang International Power Generation Co. Ltd. 'H'	350,000	67
ENN Energy Holdings Ltd.	15,600	208
GD Power Development Co. Ltd. 'A'	42,700	24
Huadian Power International Corp. Ltd. 'H'	342,000	125
Huaneng Power International, Inc. 'H'	396,000	172

		717

Total China		13,706

GREECE 0.6%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization SA	5,594	81

CONSUMER DISCRETIONARY 0.1%
OPAP SA	5,312	64

ENERGY 0.0%
Motor Oil Hellas Corinth Refineries SA	1,561	24

FINANCIALS 0.4%
Alpha Services & Holdings SA (b)	106,475	84
Eurobank Ergasias Services & Holdings SA (b)	77,762	65
National Bank of Greece SA (b)	35,750	105

		254

UTILITIES 0.0%
Public Power Corp. SA (b)	3,357	17

Total Greece		440

HONG KONG 3.0%
CONSUMER STAPLES 0.1%
China Resources Beer Holdings Co. Ltd.	14,000	97

FINANCIALS 0.7%
BOC Hong Kong Holdings Ltd.	145,500	484
Far East Horizon Ltd.	34,000	23

		507

INDUSTRIALS 0.3%
China Merchants Port Holdings Co. Ltd.	10,000	13
China State Construction International Holdings Ltd.	18,000	18
COSCO SHIPPING Ports Ltd.	72,000	45

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Orient Overseas International Ltd.	5,000	87
Shanghai Industrial Holdings Ltd.	20,000	22

		185

REAL ESTATE 0.9%
China Overseas Land & Investment Ltd.	205,500	535
China Resources Land Ltd.	22,000	86
Yuexiu Property Co. Ltd.	27,400	33

		654

UTILITIES 1.0%
Beijing Enterprises Holdings Ltd.	11,000	31
China Power International Development Ltd.	515,000	204
China Resources Gas Group Ltd.	29,100	92
China Resources Power Holdings Co. Ltd.	192,000	296
Guangdong Investment Ltd.	72,000	58
Kunlun Energy Co. Ltd.	142,000	102

		783

Total Hong Kong		2,226

INDIA 16.4%
COMMUNICATION SERVICES 0.7%
Bharti Airtel Ltd.	51,892	508
Indus Towers Ltd.	13,594	33
Zee Entertainment Enterprises Ltd.	2,373	7

		548

CONSUMER DISCRETIONARY 1.5%
Bajaj Auto Ltd.	2,505	108
Eicher Motors Ltd.	1,225	55
Hero MotoCorp Ltd.	4,142	129
Mahindra & Mahindra Ltd.	9,666	149
Maruti Suzuki India Ltd.	1,073	116
MRF Ltd.	29	29
Rajesh Exports Ltd.	4,757	34
Tata Motors Ltd. (b)	74,311	366
Titan Co. Ltd.	4,276	136
TVS Motor Co. Ltd.	1,469	18

		1,140

CONSUMER STAPLES 1.8%
Avenue Supermarts Ltd. (b)	1,734	93
Dabur India Ltd.	2,483	17
Godrej Consumer Products Ltd.	4,107	46
Hindustan Unilever Ltd.	5,474	181
ITC Ltd.	211,586	860
Marico Ltd.	5,952	39
Nestle India Ltd.	346	81

		1,317

ENERGY 2.4%
Bharat Petroleum Corp. Ltd.	26,225	98
Coal India Ltd.	138,765	360
Hindustan Petroleum Corp. Ltd.	46,020	121
Indian Oil Corp. Ltd.	212,104	173
Mangalore Refinery & Petrochemicals Ltd. (b)	29,177	21
Oil & Natural Gas Corp. Ltd.	136,312	211
Oil India Ltd.	13,077	28
Petronet LNG Ltd.	17,834	44
Reliance Industries Ltd.	26,457	768

		1,824

FINANCIALS 2.1%
Bajaj Finserv Ltd.	1,800	37
Bajaj Holdings & Investment Ltd.	506	39
Bandhan Bank Ltd. (b)	6,473	21
Bank of Baroda	25,187	41
Cholamandalam Investment and Finance Co. Ltd.	4,252	38
Federal Bank Ltd.	33,656	49
HDFC Bank Ltd.	8,838	153
ICICI Bank Ltd.	54,598	573
IDFC Ltd.	52,665	43
Indiabulls Housing Finance Ltd. 'L' (b)	32,220	46
IndusInd Bank Ltd.	3,663	53

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Kotak Mahindra Bank Ltd.	10,711	238
Power Finance Corp. Ltd.	31,191	40
SBI Life Insurance Co. Ltd.	3,994	61
State Bank of India	26,355	171

		1,603

HEALTH CARE 0.9%
Alkem Laboratories Ltd.	890	36
Aurobindo Pharma Ltd.	3,386	21
Cipla Ltd.	8,783	120
Divi's Laboratories Ltd.	286	13
Dr Reddy's Laboratories Ltd.	2,487	131
Lupin Ltd.	3,568	30
Sun Pharmaceutical Industries Ltd.	24,828	288

		639

INDUSTRIALS 0.8%
Adani Enterprises Ltd.	9,179	387
Ashok Leyland Ltd.	11,012	20
Bharat Electronics Ltd.	38,163	47
Cummins India Ltd.	520	8
Larsen & Toubro Ltd.	6,650	150
Siemens Ltd.	669	23

		635

INFORMATION TECHNOLOGY 4.2%
HCL Technologies Ltd.	30,260	344
Infosys Ltd.	93,139	1,597
Mindtree Ltd.	874	33
Mphasis Ltd.	1,173	30
Redington Ltd.	29,254	50
Tata Consultancy Services Ltd.	17,478	640
Tech Mahindra Ltd.	20,297	249
Wipro Ltd.	51,983	249

		3,192

MATERIALS 0.9%
Ambuja Cements Ltd.	8,107	51
Asian Paints Ltd.	2,587	106
Jindal Steel & Power Ltd.	22,049	115
National Aluminium Co. Ltd.	87,691	76
NMDC Ltd.	1,800	3
Pidilite Industries Ltd.	1,291	43
SRF Ltd.	1,177	36
Steel Authority of India Ltd.	11,976	11
Tata Chemicals Ltd.	767	10
Tata Steel Ltd.	20,839	25
UPL Ltd.	5,777	47
Vedanta Ltd.	36,210	119

		642

REAL ESTATE 0.0%
DLF Ltd.	7,926	34

UTILITIES 1.1%
Adani Power Ltd. (b)	14,133	64
GAIL India Ltd.	30,822	33
Jaiprakash Power Ventures Ltd. (b)	401,452	36
NTPC Ltd.	202,524	396
Power Grid Corp. of India Ltd.	83,642	217
Reliance Infrastructure Ltd. (b)	8,052	13
Reliance Power Ltd. (b)	35,892	7
Tata Power Co. Ltd.	11,947	32

		798

Total India		12,372

INDONESIA 2.9%
COMMUNICATION SERVICES 0.5%
Telkom Indonesia Persero Tbk PT	1,383,200	403

CONSUMER DISCRETIONARY 0.2%
Astra International Tbk PT	478,000	207

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

CONSUMER STAPLES 0.2%
Charoen Pokphand Indonesia Tbk PT	43,300	16
Gudang Garam Tbk PT	6,700	10
Indofood CBP Sukses Makmur Tbk PT	52,100	30
Indofood Sukses Makmur Tbk PT	24,800	10
Sumber Alfaria Trijaya Tbk PT	319,300	50
Unilever Indonesia Tbk PT	119,000	38

		154

ENERGY 0.7%
Adaro Energy Indonesia Tbk PT	802,700	207
Bukit Asam Tbk PT	158,400	43
Indo Tambangraya Megah Tbk PT	61,900	167
United Tractors Tbk PT	46,400	100

		517

FINANCIALS 1.0%
Bank Central Asia Tbk PT	840,300	469
Bank Mandiri Persero Tbk PT	126,400	78
Bank Negara Indonesia Persero Tbk PT	69,800	41
Bank Rakyat Indonesia Persero Tbk PT	562,400	164

		752

HEALTH CARE 0.1%
Kalbe Farma Tbk PT	357,600	43

MATERIALS 0.1%
Indah Kiat Pulp & Paper Tbk PT	54,100	32
Indocement Tunggal Prakarsa Tbk PT	40,600	25

		57

UTILITIES 0.1%
Perusahaan Gas Negara Tbk PT	455,000	52

Total Indonesia		2,185

MALAYSIA 1.8%
COMMUNICATION SERVICES 0.2%
Axiata Group Bhd	40,500	23
DiGi.Com Bhd	24,000	17
Maxis Bhd	44,400	33
Telekom Malaysia Bhd	40,500	48

		121

CONSUMER DISCRETIONARY 0.1%
Genting Bhd	42,300	41
Genting Malaysia Bhd	88,800	53

		94

CONSUMER STAPLES 0.2%
IOI Corp. Bhd.	25,500	21
Kuala Lumpur Kepong Bhd	4,700	21
PPB Group Bhd	8,600	30
Sime Darby Plantation Bhd	66,600	58

		130

ENERGY 0.0%
Petronas Dagangan Bhd.	7,900	34

FINANCIALS 0.9%
Alliance Bank Malaysia Bhd.	49,600	38
AMMB Holdings Bhd	31,500	26
CIMB Group Holdings Bhd	113,100	125
Hong Leong Bank Bhd	15,800	70
Malayan Banking Bhd	81,200	150
Public Bank Bhd	210,000	191
RHB Bank Bhd	46,000	55

		655

INDUSTRIALS 0.1%
CAPITAL A BHD (b)	193,400	26

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Malaysia Airports Holdings Bhd (b)	23,800	29
MISC Bhd	18,000	26
Sime Darby Bhd	55,600	26

		107

MATERIALS 0.2%
Petronas Chemicals Group Bhd	64,500	116

UTILITIES 0.1%
Petronas Gas Bhd	6,900	24
Tenaga Nasional Bhd	32,700	57

		81

Total Malaysia		1,338

MEXICO 3.1%
COMMUNICATION SERVICES 1.1%
America Movil SAB de CV	969,864	801
Grupo Televisa SAB	9,063	10
Megacable Holdings SAB de CV	12,334	25

		836

CONSUMER STAPLES 1.4%
Arca Continental SAB de CV	13,594	98
Coca-Cola Femsa SAB de CV	23,412	137
Gruma SAB de CV	9,304	89
Grupo Bimbo SAB de CV	11,564	41
Kimberly-Clark de Mexico SAB de CV	65,618	88
Sitios Latinoamerica SAB de CV (b)	48,493	21
Wal-Mart de Mexico SAB de CV	170,260	599

		1,073

FINANCIALS 0.1%
Grupo Elektra SAB de CV	531	27
Grupo Financiero Inbursa SAB de CV (b)	22,688	36

		63

INDUSTRIALS 0.1%
Alfa SAB de CV	87,925	56
Grupo Aeroportuario del Pacifico SAB de CV	4,915	62

		118

MATERIALS 0.4%
Alpek SAB de CV	15,565	20
Grupo Mexico SAB de CV	60,790	206
Orbia Advance Corp. SAB de CV	25,956	43

		269

Total Mexico		2,359

PHILIPPINES 0.4%
COMMUNICATION SERVICES 0.1%
Globe Telecom, Inc.	505	17
PLDT, Inc.	1,750	45

		62

CONSUMER STAPLES 0.0%
Universal Robina Corp.	16,450	32

FINANCIALS 0.1%
Bank of the Philippine Islands	15,681	24
BDO Unibank, Inc.	12,810	24
Metro Pacific Investments Corp.	485,000	28
Metropolitan Bank & Trust Co.	36,552	30

		106

INDUSTRIALS 0.1%
Ayala Corp.	1,760	19

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

International Container Terminal Services, Inc.	19,160	51

		70

REAL ESTATE 0.0%
SM Prime Holdings, Inc.	56,700	29

UTILITIES 0.1%
ACEN Corp.	3,420	0
Manila Electric Co.	7,790	35

		35

Total Philippines		334

POLAND 0.6%
COMMUNICATION SERVICES 0.0%
Cyfrowy Polsat SA	2,793	9
Orange Polska SA	24,060	25

		34

ENERGY 0.3%
Polski Koncern Naftowy ORLEN SA	16,479	177
Polskie Gornictwo Naftowe i Gazownictwo SA	36,058	35

		212

FINANCIALS 0.1%
Powszechny Zaklad Ubezpieczen SA	17,097	80

MATERIALS 0.1%
Grupa Azoty SA (b)	4,952	33
Jastrzebska Spolka Weglowa SA (b)	2,535	17
KGHM Polska Miedz SA	1,751	31

		81

UTILITIES 0.1%
PGE Polska Grupa Energetyczna SA (b)	22,491	28
Tauron Polska Energia SA (b)	61,464	25

		53

Total Poland		460

RUSSIA 0.0%
CONSUMER STAPLES 0.0%
Magnit PJSC «	2,673	0

ENERGY 0.0%
Gazprom Neft PJSC «	13,620	0
Gazprom PJSC «	635,130	0
LUKOIL PJSC «	15,703	0
Novatek PJSC «	21,924	0
Rosneft Oil Co. PJSC «	66,050	0
Surgutneftegas PJSC «	701,700	0
Tatneft PJSC «	19,086	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	117,340	0
VTB Bank PJSC «(b)	598,992,500	1

		1

MATERIALS 0.0%
Magnitogorsk Iron & Steel Works PJSC «	160,600	0
MMC Norilsk Nickel PJSC «	1,269	0
Novolipetsk Steel PJSC «	88,470	0
Severstal PAO ^«(a)	17,344	0

		0

UTILITIES 0.0%
Inter RAO UES PJSC «	1,587,500	0

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Rosseti PJSC «	3,309,000	0

		0

Total Russia		1

SAUDI ARABIA 4.2%
COMMUNICATION SERVICES 0.6%
Etihad Etisalat Co.	3,633	34
Saudi Telecom Co.	35,907	376

		410

CONSUMER DISCRETIONARY 0.1%
Jarir Marketing Co.	1,234	55

CONSUMER STAPLES 0.1%
Almarai Co. JSC	3,853	55

ENERGY 0.8%
Saudi Arabian Oil Co.	61,494	587

FINANCIALS 1.5%
Al Rajhi Bank (b)	26,701	578
Alinma Bank	5,190	50
Arab National Bank	2,200	18
Bank Al-Jazira	5,763	35
Bank AlBilad (b)	2,624	33
Banque Saudi Fransi	2,917	33
Bupa Arabia for Cooperative Insurance Co.	911	41
Riyad Bank	3,700	31
Saudi British Bank	6,192	64
Saudi Investment Bank	5,502	25
Saudi National Bank	13,526	227

		1,135

HEALTH CARE 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	317	17

MATERIALS 1.1%
Advanced Petrochemical Co.	1,535	18
SABIC Agri-Nutrients Co.	4,581	193
Sahara International Petrochemical Co.	1,699	19
Saudi Arabian Mining Co. (b)	6,653	123
Saudi Basic Industries Corp.	17,205	407
Saudi Industrial Investment Group	8,587	52
Yanbu National Petrochemical Co.	3,160	39

		851

REAL ESTATE 0.0%
Dar Al Arkan Real Estate Development Co. (b)	4,048	17

UTILITIES 0.0%
ACWA Power Co.	620	28

Total Saudi Arabia		3,155

SINGAPORE 0.1%
INDUSTRIALS 0.1%
BOC Aviation Ltd.	5,800	41

Total Singapore		41

SOUTH AFRICA 4.3%
COMMUNICATION SERVICES 0.7%
MTN Group Ltd.	60,534	400
MultiChoice Group	9,205	59
Telkom SA SOC Ltd. (b)	21,841	56
Vodacom Group Ltd.	5,263	35

		550

CONSUMER DISCRETIONARY 0.6%
Foschini Group Ltd.	3,287	21

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Motus Holdings Ltd.	6,787	43
Mr Price Group Ltd.	5,197	49
Naspers Ltd. 'N'	1,780	221
Truworths International Ltd.	14,454	40
Woolworths Holdings Ltd.	26,089	88

		462

CONSUMER STAPLES 0.5%
AVI Ltd.	6,925	28
Bid Corp. Ltd.	6,945	107
Pick n Pay Stores Ltd.	9,854	30
Shoprite Holdings Ltd.	17,594	210
SPAR Group Ltd.	4,690	37

		412

ENERGY 0.2%
Exxaro Resources Ltd.	10,586	118

FINANCIALS 0.8%
Absa Group Ltd.	9,971	97
Capitec Bank Holdings Ltd.	577	49
Discovery Ltd. (b)	3,540	20
FirstRand Ltd.	49,629	166
Nedbank Group Ltd.	3,409	38
Remgro Ltd.	5,690	42
Sanlam Ltd.	9,380	26
Standard Bank Group Ltd.	20,909	165

		603

HEALTH CARE 0.1%
Life Healthcare Group Holdings Ltd.	22,198	21
Netcare Ltd.	26,970	21

		42

INDUSTRIALS 0.1%
Barloworld Ltd.	4,351	22
Bidvest Group Ltd.	1,953	21

		43

MATERIALS 1.3%
Anglo American Platinum Ltd.	548	39
AngloGold Ashanti Ltd.	13,750	188
Gold Fields Ltd.	23,042	186
Impala Platinum Holdings Ltd.	6,187	57
Kumba Iron Ore Ltd.	1,965	42
Sappi Ltd. (b)	20,095	48
Sasol Ltd.	28,530	446

		1,006

Total South Africa		3,236

SOUTH KOREA 12.1%
COMMUNICATION SERVICES 1.4%
KT Corp.	16,651	419
LG Uplus Corp.	14,457	108
NAVER Corp.	1,173	156
NCSoft Corp.	183	44
SK Telecom Co. Ltd.	9,266	327

		1,054

CONSUMER DISCRETIONARY 3.5%
Coway Co. Ltd.	1,727	65
Hankook Tire & Technology Co. Ltd.	4,116	101
Hanon Systems	4,350	25
Hyundai Department Store Co. Ltd.	709	27
Hyundai Mobis Co. Ltd.	2,453	324
Hyundai Motor Co.	7,108	867
Hyundai Wia Corp.	372	15
Kangwon Land, Inc. (b)	5,881	96
Kia Corp.	15,821	787
LG Electronics, Inc.	3,945	214
Lotte Shopping Co. Ltd.	954	57

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Shinsegae, Inc.	128	21

		2,599

CONSUMER STAPLES 0.6%
Amorepacific Corp.	323	23
Amorepacific Group	889	16
CJ CheilJedang Corp.	276	79
E-MART, Inc.	1,380	80
GS Retail Co. Ltd.	780	14
KT&G Corp.	3,152	190
LG H&H Co. Ltd.	150	66

		468

ENERGY 0.5%
HD Hyundai Co. Ltd.	2,678	101
SK Innovation Co. Ltd. (b)	2,616	259

		360

FINANCIALS 1.9%
BNK Financial Group, Inc.	15,320	64
DB Insurance Co. Ltd.	2,137	82
DGB Financial Group, Inc.	8,760	43
Hana Financial Group, Inc.	2,339	57
Hanwha Life Insurance Co. Ltd.	12,319	18
Hyundai Marine & Fire Insurance Co. Ltd.	5,753	117
Industrial Bank of Korea	17,559	116
KB Financial Group, Inc.	1,900	57
Meritz Financial Group, Inc.	2,561	37
Meritz Fire & Marine Insurance Co. Ltd.	3,286	67
Samsung Card Co. Ltd.	612	13
Samsung Fire & Marine Insurance Co. Ltd.	1,220	156
Samsung Life Insurance Co. Ltd.	2,880	125
Shinhan Financial Group Co. Ltd.	17,352	403
Woori Financial Group, Inc.	8,124	60

		1,415

INDUSTRIALS 1.4%
CJ Corp.	429	21
Doosan Co. Ltd.	578	32
Doosan Enerbility Co. Ltd. (b)	10,641	105
GS Engineering & Construction Corp.	538	8
GS Holdings Corp.	2,509	73
Hanwha Aerospace Co. Ltd.	205	9
Hanwha Corp.	2,566	43
Hyundai Engineering & Construction Co. Ltd.	2,714	70
Hyundai Glovis Co. Ltd.	1,346	152
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	236	12
Korean Air Lines Co. Ltd. (b)	2,763	42
LG Corp.	2,567	132
LG International Corp.	2,623	71
LS Corp.	851	33
Posco International Corp.	4,470	65
SK Networks Co. Ltd.	5,447	15
SK, Inc.	1,434	190

		1,073

INFORMATION TECHNOLOGY 1.0%
LG Display Co. Ltd.	20,317	168
LG Innotek Co. Ltd.	45	9
Samsung Electro-Mechanics Co. Ltd.	795	61
SK Hynix, Inc.	8,711	498

		736

MATERIALS 1.4%
Dongkuk Steel Mill Co. Ltd.	7,433	55
Hanwha Solutions Corp. (b)	413	14
Hyundai Steel Co.	5,894	115
Kolon Industries, Inc.	515	15
Korea Zinc Co. Ltd.	483	200
LG Chem Ltd.	356	131
POSCO Holdings, Inc.	3,849	561

		1,091

UTILITIES 0.4%
Korea Electric Power Corp.	18,308	255

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Korea Gas Corp.	3,719	87

		342

Total South Korea		9,138

TAIWAN 15.4%
COMMUNICATION SERVICES 0.9%
Chunghwa Telecom Co. Ltd.	109,000	390
Far EasTone Telecommunications Co. Ltd.	83,000	189
Taiwan Mobile Co. Ltd.	41,000	123

		702

CONSUMER DISCRETIONARY 0.5%
Cheng Shin Rubber Industry Co. Ltd.	40,000	45
China Motor Corp.	10,000	13
Eclat Textile Co. Ltd.	3,000	37
Feng TAY Enterprise Co. Ltd.	5,000	25
Giant Manufacturing Co. Ltd.	2,000	13
Hotai Motor Co. Ltd.	3,000	54
Kinpo Electronics	56,000	23
Nien Made Enterprise Co. Ltd.	2,000	16
Pou Chen Corp.	79,000	70
Ruentex Industries Ltd.	20,800	33
Yulon Motor Co. Ltd.	44,509	57

		386

CONSUMER STAPLES 0.4%
Great Wall Enterprise Co. Ltd.	22,008	31
President Chain Store Corp.	15,000	133
Uni-President Enterprises Corp.	79,000	167

		331

ENERGY 0.1%
Formosa Petrochemical Corp.	26,000	68

FINANCIALS 3.9%
Cathay Financial Holding Co. Ltd.	259,000	325
Chang Hwa Commercial Bank Ltd.	161,600	87
China Development Financial Holding Corp.	531,096	200
CTBC Financial Holding Co. Ltd.	624,000	388
E.Sun Financial Holding Co. Ltd.	316,348	256
First Financial Holding Co. Ltd.	214,699	175
Fubon Financial Holding Co. Ltd.	232,437	363
Hua Nan Financial Holdings Co. Ltd. 'C'	186,503	130
Mega Financial Holding Co. Ltd.	307,500	301
Shanghai Commercial & Savings Bank Ltd.	37,000	57
Shin Kong Financial Holding Co. Ltd.	199,307	51
SinoPac Financial Holdings Co. Ltd.	233,843	127
Taichung Commercial Bank Co. Ltd.	73,800	31
Taishin Financial Holding Co. Ltd.	362,656	156
Taiwan Business Bank	144,143	57
Taiwan Cooperative Financial Holding Co. Ltd.	220,996	182
Yuanta Financial Holding Co. Ltd.	3,420	2

		2,888

INDUSTRIALS 1.0%
China Airlines Ltd.	180,000	111
CTCI Corp.	22,000	31
Eva Airways Corp.	140,400	124
Evergreen Marine Corp. Taiwan Ltd.	10,000	46
Far Eastern New Century Corp.	85,000	86
Taiwan High Speed Rail Corp.	27,000	24
Teco Electric & Machinery Co. Ltd.	42,000	37
Walsin Lihwa Corp.	215,000	272
Wan Hai Lines Ltd.	9,950	21

		752

INFORMATION TECHNOLOGY 6.5%
Accton Technology Corp.	6,000	51
Acer, Inc.	139,000	96
Advantech Co. Ltd.	7,291	67
Asustek Computer, Inc.	31,000	227
AUO Corp.	432,000	198
Catcher Technology Co. Ltd.	19,000	103
Chicony Electronics Co. Ltd.	29,000	75
Compal Electronics, Inc.	215,000	146

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Delta Electronics, Inc.	27,000	214
Foxconn Technology Co. Ltd.	19,000	27
Hon Hai Precision Industry Co. Ltd.	108,600	348
HTC Corp. (b)	11,000	19
Innolux Corp.	911,000	297
Inventec Corp.	107,000	77
Largan Precision Co. Ltd.	1,290	68
Lite-On Technology Corp.	64,000	128
MediaTek, Inc.	22,000	380
Micro-Star International Co. Ltd.	27,000	91
Mitac Holdings Corp.	48,000	41
Nanya Technology Corp.	10,000	15
Novatek Microelectronics Corp.	15,000	103
Pegatron Corp.	69,000	127
Powertech Technology, Inc.	44,000	107
Quanta Computer, Inc.	91,000	220
Radiant Opto-Electronics Corp.	6,000	19
Realtek Semiconductor Corp.	3,000	25
Silicon Motion Technology Corp. ADR	188	12
Supreme Electronics Co. Ltd.	61,593	66
Synnex Technology International Corp.	46,000	76
Taiwan Semiconductor Manufacturing Co. Ltd.	73,000	968
TPK Holding Co. Ltd.	13,000	13
Transcend Information, Inc.	6,000	12
Tripod Technology Corp.	10,000	29
Unimicron Technology Corp.	5,000	18
United Microelectronics Corp.	132,000	148
Wistron Corp.	147,347	123
Wiwynn Corp.	1,000	25
WPG Holdings Ltd.	55,560	81
WT Microelectronics Co. Ltd.	25,000	46
Zhen Ding Technology Holding Ltd.	9,000	30

		4,916

MATERIALS 1.9%
Asia Cement Corp.	77,000	95
Cheng Loong Corp.	31,000	26
China Steel Corp.	399,000	335
Eternal Materials Co. Ltd.	34,000	32
Formosa Chemicals & Fibre Corp.	56,000	121
Formosa Plastics Corp.	111,000	302
Nan Ya Plastics Corp.	100,000	210
Taiwan Cement Corp.	218,553	233
Taiwan Fertilizer Co. Ltd.	12,000	21
Tung Ho Steel Enterprise Corp.	18,020	28
YFY, Inc.	36,000	27

		1,430

REAL ESTATE 0.2%
Farglory Land Development Co. Ltd.	11,000	20
Highwealth Construction Corp.	42,906	53
Ruentex Development Co. Ltd.	28,800	46

		119

Total Taiwan		11,592

THAILAND 5.8%
COMMUNICATION SERVICES 0.6%
Advanced Info Service PCL	45,400	234
Digital Telecommunications Infrastructure Fund	174,300	62
Intouch Holdings PCL	29,600	57
Jasmine International PCL (b)	349,400	24
Total Access Communication PCL	41,600	50

		427

CONSUMER DISCRETIONARY 0.1%
Central Retail Corp. PCL	34,200	36
Home Product Center PCL	74,000	26

		62

CONSUMER STAPLES 0.8%
Berli Jucker PCL	20,900	18
Charoen Pokphand Foods PCL	183,900	122
CP ALL PCL	169,700	252
Thai Beverage PCL	215,100	89

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Thai Union Group PCL 'F'	244,000	121

		602

ENERGY 1.2%
Bangchak Corp. PCL	96,900	76
Esso Thailand PCL	111,700	38
IRPC PCL	918,300	75
PTT Exploration & Production PCL	21,600	92
PTT PCL	534,500	481
Star Petroleum Refining PCL	225,600	63
Thai Oil PCL	37,500	51

		876

FINANCIALS 1.1%
Bangkok Bank PCL	77,200	278
Kasikornbank PCL	36,200	138
Krung Thai Bank PCL	439,500	194
SCB PCL	20,500	56
Thanachart Capital PCL	87,000	89
Tisco Financial Group PCL	22,800	56
TMBThanachart Bank PCL	1,135,300	36

		847

HEALTH CARE 0.4%
Bangkok Dusit Medical Services PCL 'F'	274,600	214
Bumrungrad Hospital PCL	16,600	100

		314

INDUSTRIALS 0.4%
Airports of Thailand PCL (b)	73,000	140
Delta Electronics Thailand PCL	7,200	124
Jasmine Broadband Internet Infrastructure Fund	252,000	54

		318

MATERIALS 0.8%
PTT Global Chemical PCL	93,200	102
Siam Cement PCL	51,900	448

		550

REAL ESTATE 0.3%
Central Pattana PCL	30,300	52
Land & Houses PCL	574,700	135
Sansiri PCL	529,000	16
Supalai PCL	59,600	30

		233

UTILITIES 0.1%
Electricity Generating PCL	8,000	35
Gulf Energy Development PCL	28,100	39
Ratch Group PCL	22,550	24

		98

Total Thailand		4,327

TURKEY 2.6%
COMMUNICATION SERVICES 0.2%
Turkcell Iletisim Hizmetleri AS	165,286	176

CONSUMER DISCRETIONARY 0.3%
Arcelik AS	23,652	86
Ford Otomotiv Sanayi AS	4,996	88
Tofas Turk Otomobil Fabrikasi AS	10,430	51

		225

CONSUMER STAPLES 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	12,174	26
BIM Birlesik Magazalar AS	25,006	157

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Coca-Cola Icecek AS	3,350	24

		207

ENERGY 0.4%
Turkiye Petrol Rafinerileri AS (b)	16,994	265

FINANCIALS 0.7%
Akbank TAS	159,290	97
Haci Omer Sabanci Holding AS	100,528	139
Is Yatirim Menkul Degerler AS	26,627	40
Turkiye Halk Bankasi AS (b)	45,786	17
Turkiye Is Bankasi AS 'C'	281,064	113
Turkiye Vakiflar Bankasi TAO 'D' (b)	85,427	32
Yapi ve Kredi Bankasi AS	111,886	43

		481

INDUSTRIALS 0.6%
AG Anadolu Grubu Holding AS	2,203	10
Enka Insaat ve Sanayi AS	79,664	73
KOC Holding AS	45,891	111
Turk Hava Yollari AO (b)	63,456	241
Turkiye Sise ve Cam Fabrikalari AS	29,691	41

		476

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	31,812	50
Petkim Petrokimya Holding AS (b)	45,493	30

		80

UTILITIES 0.0%
Aygaz AS	8,342	20

Total Turkey		1,930

UNITED STATES 0.0%
CONSUMER DISCRETIONARY 0.0%
Nexteer Automotive Group Ltd.	49,000	26

Total United States		26

Total Common Stocks (Cost $83,163)		72,516

PREFERRED STOCKS 2.6%
BRAZIL 2.2%
BANKING & FINANCE 0.6%
Banco Bradesco SA	49,300	181
Banco do Estado do Rio Grande do Sul SA	22,248	48
Itau Unibanco Holding SA	48,016	250

		479

ENERGY 0.6%
Petroleo Brasileiro SA	81,198	449

INDUSTRIALS 0.5%
Braskem SA	6,090	30
Gerdau SA	36,461	165
Metalurgica Gerdau SA	75,392	148

		343

UTILITIES 0.5%
Cia de Transmissao de Energia Eletrica Paulista	17,921	76
Cia Energetica de Minas Gerais	148,890	297

		373

Total Brazil		1,644

CHILE 0.4%
INDUSTRIALS 0.4%
Embotelladora Andina SA	24,924	43

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Sociedad Quimica y Minera de Chile SA	2,666	248

		291

Total Chile		291

RUSSIA 0.0%
ENERGY 0.0%
Bashneft PJSC «	2,929	0
Transneft PJSC «(d)	22	0

		0

Total Russia		0

Total Preferred Stocks (Cost $1,546)		1,935

REAL ESTATE INVESTMENT TRUSTS 0.1%
INDIA 0.1%
REAL ESTATE 0.1%
Embassy Office Parks REIT	8,024	34

Total India		34

SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	22,880	15

Total South Africa		15

TURKEY 0.0%
REAL ESTATE 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	105,207	22

Total Turkey		22

Total Real Estate Investment Trusts (Cost $91)		71

RIGHTS 0.0%
PHILIPPINES 0.0%
COMMUNICATION SERVICES 0.0%
Globe Telecom, Inc. (b)	38	0

Total Rights (Cost $0)		0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (f) 0.2%		162

Total Short-Term Instruments (Cost $162)		162

Total Investments in Securities (Cost $84,962)		74,684

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 2.920% (c)(d)(e)	5,700	6

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $6)	6

Total Investments in Affiliates (Cost $6)	6

Total Investments 99.3% (Cost $84,968)	$74,690
Other Assets and Liabilities, net 0.7%	502

Net Assets 100.0%	$75,192

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $5 were out on loan in exchange for $6 of cash collateral as of September 30, 2022.
(e)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$162	U.S. Treasury Bills 0.000% due 03/30/2023		$(165)	$162	$162

Total Repurchase Agreements							$(165)	$162	$162

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services				$52	$0	$0	$52
	Consumer Discretionary				192	0	0	192
	Consumer Staples				676	0	0	676
	Energy				178	0	0	178
	Financials				619	0	0	619
	Health Care				63	0	0	63
	Industrials				84	0	0	84
	Materials				933	0	0	933
	Utilities				271	0	0	271
Chile
	Consumer Discretionary				0	67	0	67
	Consumer Staples				62	51	0	113
	Energy				35	0	0	35
	Financials				158	0	0	158
	Materials				24	0	0	24
	Utilities				172	13	0	185
China
	Communication Services				515	70	0	585
	Consumer Discretionary				602	1,434	0	2,036
	Consumer Staples				0	1,058	0	1,058
	Energy				18	2,196	0	2,214
	Financials				33	4,056	0	4,089
	Health Care				0	367	0	367
	Industrials				80	1,478	0	1,558
	Information Technology				0	192	0	192
	Materials				0	578	0	578
	Real Estate				176	123	13	312
	Utilities				0	717	0	717
Greece
	Communication Services				0	81	0	81
	Consumer Discretionary				0	64	0	64
	Energy				0	24	0	24
	Financials				0	254	0	254
	Utilities				0	17	0	17
Hong Kong
	Consumer Staples				0	97	0	97
	Financials				0	507	0	507
	Industrials				0	185	0	185

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Real Estate	0	654	0	654
Utilities	0	783	0	783
India
Communication Services	0	548	0	548
Consumer Discretionary	0	1,140	0	1,140
Consumer Staples	0	1,317	0	1,317
Energy	0	1,824	0	1,824
Financials	0	1,603	0	1,603
Health Care	0	639	0	639
Industrials	0	635	0	635
Information Technology	0	3,192	0	3,192
Materials	0	642	0	642
Real Estate	0	34	0	34
Utilities	0	798	0	798
Indonesia
Communication Services	0	403	0	403
Consumer Discretionary	0	207	0	207
Consumer Staples	16	138	0	154
Energy	0	517	0	517
Financials	0	752	0	752
Health Care	0	43	0	43
Materials	0	57	0	57
Utilities	0	52	0	52
Malaysia
Communication Services	0	121	0	121
Consumer Discretionary	0	94	0	94
Consumer Staples	30	100	0	130
Energy	34	0	0	34
Financials	0	655	0	655
Industrials	0	107	0	107
Materials	0	116	0	116
Utilities	0	81	0	81
Mexico
Communication Services	836	0	0	836
Consumer Staples	1,073	0	0	1,073
Financials	63	0	0	63
Industrials	118	0	0	118
Materials	269	0	0	269
Philippines
Communication Services	0	62	0	62
Consumer Staples	0	32	0	32
Financials	0	106	0	106
Industrials	0	70	0	70
Real Estate	0	29	0	29
Utilities	0	35	0	35
Poland
Communication Services	0	34	0	34
Energy	0	212	0	212
Financials	0	80	0	80
Materials	0	81	0	81
Utilities	0	53	0	53
Russia
Financials	0	0	1	1
Saudi Arabia
Communication Services	0	410	0	410
Consumer Discretionary	0	55	0	55
Consumer Staples	0	55	0	55
Energy	0	587	0	587
Financials	0	1,135	0	1,135
Health Care	0	17	0	17
Materials	0	851	0	851
Real Estate	0	17	0	17
Utilities	0	28	0	28
Singapore
Industrials	0	41	0	41
South Africa
Communication Services	115	435	0	550
Consumer Discretionary	43	419	0	462
Consumer Staples	202	210	0	412
Energy	0	118	0	118
Financials	80	523	0	603
Health Care	21	21	0	42
Industrials	43	0	0	43
Materials	0	1,006	0	1,006
South Korea
Communication Services	0	1,054	0	1,054
Consumer Discretionary	0	2,599	0	2,599
Consumer Staples	0	468	0	468
Energy	0	360	0	360
Financials	0	1,415	0	1,415
Industrials	0	1,073	0	1,073
Information Technology	0	736	0	736
Materials	0	1,091	0	1,091
Utilities	0	342	0	342

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Taiwan
Communication Services	0	702	0	702
Consumer Discretionary	0	386	0	386
Consumer Staples	0	331	0	331
Energy	0	68	0	68
Financials	0	2,888	0	2,888
Industrials	0	752	0	752
Information Technology	12	4,904	0	4,916
Materials	0	1,430	0	1,430
Real Estate	0	119	0	119
Thailand
Communication Services	0	427	0	427
Consumer Discretionary	0	62	0	62
Consumer Staples	0	602	0	602
Energy	0	876	0	876
Financials	0	847	0	847
Health Care	0	314	0	314
Industrials	0	318	0	318
Materials	0	550	0	550
Real Estate	0	233	0	233
Utilities	0	98	0	98
Turkey
Communication Services	0	176	0	176
Consumer Discretionary	0	225	0	225
Consumer Staples	157	50	0	207
Energy	0	265	0	265
Financials	172	309	0	481
Industrials	51	425	0	476
Materials	0	80	0	80
Utilities	0	20	0	20
United States
Consumer Discretionary	0	26	0	26
Preferred Stocks
Brazil
Banking & Finance	479	0	0	479
Energy	449	0	0	449
Industrials	343	0	0	343
Utilities	373	0	0	373
Chile
Industrials	43	248	0	291
Real Estate Investment Trusts
India
Real Estate	0	34	0	34
South Africa
Real Estate	15	0	0	15
Turkey
Real Estate	0	22	0	22
Short-Term Instruments
Repurchase Agreements	0	162	0	162

	$9,980	$64,690	$14	$74,684
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	6	0	0	6

Total Investments	$9,986	$64,690	$14	$74,690

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2% ¤
COMMON STOCKS 96.5%
AUSTRALIA 4.8%
COMMUNICATION SERVICES 0.5%
carsales.com Ltd.	1,508	$18
Nine Entertainment Co. Holdings Ltd.	5,374	6
REA Group Ltd.	336	25
SEEK Ltd.	2,034	25
Telstra Corp. Ltd.	138,101	341

		415

CONSUMER DISCRETIONARY 0.4%
Aristocrat Leisure Ltd.	833	18
Domino's Pizza Enterprises Ltd.	533	17
Harvey Norman Holdings Ltd.	9,598	25
JB Hi-Fi Ltd.	1,536	37
Super Retail Group Ltd.	4,270	24
Tabcorp Holdings Ltd.	8,397	5
Wesfarmers Ltd.	8,548	234

		360

CONSUMER STAPLES 0.6%
Blackmores Ltd.	374	15
Coles Group Ltd.	10,225	108
GrainCorp Ltd. 'A'	8,172	41
Metcash Ltd.	21,903	55
Woolworths Group Ltd.	13,588	295

		514

ENERGY 0.5%
Ampol Ltd.	3,598	67
Santos Ltd.	6,524	30
Viva Energy Group Ltd.	18,268	31
Whitehaven Coal Ltd.	10,949	64
Woodside Energy Group Ltd.	9,410	192
WorleyParsons Ltd.	4,947	40

		424

FINANCIALS 0.7%
AMP Ltd. (a)	56,396	40
ASX Ltd.	527	24
Bank of Queensland Ltd.	5,745	24
Bendigo & Adelaide Bank Ltd.	5,264	26
Insurance Australia Group Ltd.	9,504	28
Medibank Pvt Ltd.	40,132	90
National Australia Bank Ltd.	8,010	148
NIB Holdings Ltd.	5,147	25
Perpetual Ltd.	772	12
QBE Insurance Group Ltd.	5,753	43
Suncorp Group Ltd.	18,513	119

		579

HEALTH CARE 0.2%
Cochlear Ltd.	217	27
CSL Ltd.	381	69
Ramsay Health Care Ltd.	553	20
Sonic Healthcare Ltd.	1,931	38

		154

INDUSTRIALS 0.4%
Aurizon Holdings Ltd.	33,252	73
Brambles Ltd.	9,640	70
Downer EDI Ltd.	8,514	25
Qantas Airways Ltd. (a)	8,601	28

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Transurban Group	12,271	97

		293

INFORMATION TECHNOLOGY 0.1%
Computershare Ltd.	2,976	47

MATERIALS 1.1%
BHP Group Ltd.	11,611	289
BlueScope Steel Ltd.	5,828	57
CSR Ltd.	10,107	29
Fortescue Metals Group Ltd.	16,229	174
IGO Ltd.	4,321	38
Iluka Resources Ltd.	4,271	25
Incitec Pivot Ltd.	28,234	64
Mineral Resources Ltd.	861	36
Newcrest Mining Ltd.	4,484	49
Northern Star Resources Ltd.	5,210	26
Orica Ltd.	2,834	24
OZ Minerals Ltd.	1,034	17
Rio Tinto Ltd.	1,612	98
Sims Ltd.	4,726	40

		966

REAL ESTATE 0.0%
Lendlease Corp. Ltd.	6,142	35

UTILITIES 0.3%
AGL Energy Ltd.	17,361	76
APA Group	5,739	35
Origin Energy Ltd.	32,935	109

		220

Total Australia		4,007

AUSTRIA 0.3%
ENERGY 0.1%
OMV AG	1,681	61

FINANCIALS 0.0%
UNIQA Insurance Group AG	4,009	24

INDUSTRIALS 0.1%
Andritz AG	666	28

INFORMATION TECHNOLOGY 0.0%
AT&S Austria Technologie & Systemtechnik AG	268	9

MATERIALS 0.0%
voestalpine AG	1,195	20

REAL ESTATE 0.1%
CA Immobilien Anlagen AG	1,260	38

UTILITIES 0.0%
Verbund AG	321	27

Total Austria		207

BELGIUM 0.4%
COMMUNICATION SERVICES 0.1%
Proximus SADP	3,180	33

CONSUMER DISCRETIONARY 0.0%
Telenet Group Holding NV	1,197	16

CONSUMER STAPLES 0.1%
Anheuser-Busch InBev SA NV	786	35
Etablissements Franz Colruyt NV	1,549	34

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Lotus Bakeries NV	5	26

		95

ENERGY 0.0%
Euronav NV	962	15

FINANCIALS 0.1%
Ageas SA	1,027	38
Gimv NV	443	19

		57

HEALTH CARE 0.1%
UCB SA	1,060	74

INDUSTRIALS 0.0%
Ackermans & Van Haaren NV	180	23

INFORMATION TECHNOLOGY 0.0%
Barco NV	1,518	32

MATERIALS 0.0%
Solvay SA	302	23

Total Belgium		368

CANADA 7.4%
COMMUNICATION SERVICES 0.5%
BCE, Inc.	3,642	153
Cineplex, Inc. (a)	3,237	21
Cogeco Communications, Inc.	393	20
Quebecor, Inc. 'B'	1,512	28
Rogers Communications, Inc. 'B'	1,846	71
Shaw Communications, Inc. 'B'	3,106	76
TELUS Corp.	4,486	89

		458

CONSUMER DISCRETIONARY 0.6%
Canadian Tire Corp. Ltd. 'A'	875	93
Dollarama, Inc.	1,403	81
Gildan Activewear, Inc.	1,175	33
Lululemon Athletica, Inc. (a)	140	39
Magna International, Inc.	4,344	206
Restaurant Brands International, Inc.	300	16

		468

CONSUMER STAPLES 0.8%
Alimentation Couche-Tard, Inc.	3,492	141
Empire Co. Ltd. 'A'	3,587	89
George Weston Ltd.	943	99
Loblaw Cos., Ltd.	1,756	139
Maple Leaf Foods, Inc.	978	15
Metro, Inc.	1,916	96
North West Co., Inc.	1,015	23
Premium Brands Holdings Corp.	378	23
Saputo, Inc.	1,591	38

		663

ENERGY 1.6%
ARC Resources Ltd.	8,670	104
Birchcliff Energy Ltd.	4,323	31
Canadian Natural Resources Ltd.	1,792	83
Crescent Point Energy Corp.	29,363	181
Enbridge, Inc.	3,594	133
Enerplus Corp.	4,595	65
Gibson Energy, Inc.	2,652	42
Imperial Oil Ltd.	3,850	167
MEG Energy Corp. (a)	5,227	59
Peyto Exploration & Development Corp.	4,301	34
Suncor Energy, Inc.	10,962	309
TC Energy Corp.	1,166	47
Tourmaline Oil Corp.	100	5
Vermilion Energy, Inc.	2,523	54

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Whitecap Resources, Inc.	10,584	67

		1,381

FINANCIALS 0.8%
Bank of Montreal	213	19
Canadian Imperial Bank of Commerce	1,168	51
CI Financial Corp.	3,161	30
Fairfax Financial Holdings Ltd.	285	130
Great-West Lifeco, Inc.	1,379	30
Home Capital Group, Inc.	1,347	27
IGM Financial, Inc.	995	25
Intact Financial Corp.	798	113
Onex Corp.	528	24
Power Corp. of Canada	3,198	72
Toronto-Dominion Bank	3,086	189

		710

HEALTH CARE 0.0%
Chartwell Retirement Residences	2,253	15

INDUSTRIALS 1.1%
Aecon Group, Inc.	2,567	18
Canadian National Railway Co.	2,175	235
Canadian Pacific Railway Ltd.	2,730	182
Finning International, Inc.	2,149	38
Ritchie Bros Auctioneers, Inc.	679	42
Russel Metals, Inc.	1,275	24
TFI International, Inc.	972	88
Thomson Reuters Corp.	1,703	175
Toromont Industries Ltd.	914	63
Westshore Terminals Investment Corp.	2,037	39

		904

INFORMATION TECHNOLOGY 0.3%
Celestica, Inc. (a)	4,163	35
CGI, Inc. (a)	1,273	96
Constellation Software, Inc.	44	61
Open Text Corp.	827	22

		214

MATERIALS 1.0%
Agnico Eagle Mines Ltd.	1,300	55
Barrick Gold Corp.	2,719	42
Eldorado Gold Corp. (a)	4,047	24
First Quantum Minerals Ltd.	3,222	55
Franco-Nevada Corp.	738	88
Interfor Corp. (a)	1,410	25
Methanex Corp.	1,105	35
Nutrien Ltd.	1,388	116
Resolute Forest Products, Inc. (a)	1,830	37
Stelco Holdings, Inc.	1,252	31
Teck Resources Ltd. 'B'	6,863	209
Transcontinental, Inc. 'A'	2,024	23
Turquoise Hill Resources Ltd. (a)	1,954	58
West Fraser Timber Co. Ltd.	899	65

		863

REAL ESTATE 0.1%
Colliers International Group, Inc.	292	27
FirstService Corp.	333	39

		66

UTILITIES 0.6%
Algonquin Power & Utilities Corp.	1,646	18
Atco Ltd. 'I'	1,605	49
Canadian Utilities Ltd. 'A'	1,091	28
Emera, Inc.	1,717	70
Fortis, Inc.	3,354	127
Hydro One Ltd.	2,765	68
Northland Power, Inc.	1,490	44
Superior Plus Corp.	3,116	23
TransAlta Corp.	5,078	45

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

TransAlta Renewables, Inc.	2,095	22

		494

Total Canada		6,236

CHILE 0.0%
MATERIALS 0.0%
Antofagasta PLC	1,467	18

Total Chile		18

DENMARK 2.3%
CONSUMER DISCRETIONARY 0.0%
Pandora AS	357	17

CONSUMER STAPLES 0.1%
Carlsberg AS 'B'	554	65
Royal Unibrew AS	455	29
Scandinavian Tobacco Group AS	1,849	27

		121

FINANCIALS 0.1%
Sydbank AS	1,068	29
Topdanmark AS	731	34
Tryg AS	1,409	29

		92

HEALTH CARE 1.3%
Coloplast AS 'B'	276	28
Novo Nordisk AS 'B'	10,749	1,071

		1,099

INDUSTRIALS 0.6%
AP Moller - Maersk AS 'B'	156	284
D/S Norden AS	1,359	57
DSV AS	649	76
ISS AS (a)	1,812	28
Solar AS 'B'	262	17
Vestas Wind Systems AS	1,910	35

		497

MATERIALS 0.1%
CHR Hansen Holding AS (a)	420	21
Novozymes AS 'B'	1,454	73

		94

UTILITIES 0.1%
Orsted AS	608	48

Total Denmark		1,968

FINLAND 1.2%
COMMUNICATION SERVICES 0.1%
Elisa Oyj	1,210	55

CONSUMER STAPLES 0.1%
Kesko Oyj 'B'	4,730	88

ENERGY 0.1%
Neste Oyj	2,340	102

FINANCIALS 0.3%
Nordea Bank Abp	9,909	85
Sampo Oyj 'A'	4,319	184

		269

HEALTH CARE 0.1%
Orion Oyj 'B'	1,326	56

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

INDUSTRIALS 0.1%
Kone Oyj 'B'	1,870	72

INFORMATION TECHNOLOGY 0.1%
Nokia Oyj	11,089	48
TietoEVRY Oyj	3,154	71

		119

MATERIALS 0.2%
Kemira Oyj	2,104	23
Outokumpu OYJ	7,761	27
Stora Enso Oyj 'R'	4,025	51
UPM-Kymmene Oyj	2,431	77

		178

REAL ESTATE 0.1%
Citycon Oyj	4,354	27
Kojamo OYJ	1,934	25

		52

UTILITIES 0.0%
Fortum Oyj	2,777	38

Total Finland		1,029

FRANCE 7.3%
COMMUNICATION SERVICES 0.9%
Eutelsat Communications SA	6,144	47
Lagardere SA	1,180	17
Metropole Television SA	1,721	21
Orange SA	61,429	556
Publicis Groupe SA	973	46
Television Francaise 1	2,446	14
Ubisoft Entertainment SA (a)	344	9
Vivendi SE	9,477	74

		784

CONSUMER DISCRETIONARY 0.9%
Cie Generale des Etablissements Michelin SCA	2,704	61
Faurecia SE (a)	2,276	25
Hermes International	103	121
Kering SA	190	84
LVMH Moet Hennessy Louis Vuitton SE	257	152
Renault SA	10,420	282
SEB SA	370	23
Sodexo SA	561	42
Valeo SA	1,065	16

		806

CONSUMER STAPLES 1.0%
Carrefour SA	25,526	354
Casino Guichard Perrachon SA (a)	1,893	18
Danone SA	3,873	183
L'Oreal SA	335	107
Pernod Ricard SA	817	150

		812

ENERGY 0.8%
TotalEnergies SE	14,084	661

FINANCIALS 0.7%
AXA SA	5,363	117
BNP Paribas SA	2,291	97
SCOR SE	1,289	18
Societe Generale SA	19,359	383

		615

HEALTH CARE 0.6%
BioMerieux	325	26
Sanofi	6,252	476

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Sartorius Stedim Biotech	114	35

		537

INDUSTRIALS 1.3%
Airbus SE	284	24
Alstom SA	2,277	37
Bouygues SA	3,809	100
Bureau Veritas SA	3,452	77
Cie de Saint-Gobain	2,037	73
Dassault Aviation SA	331	38
Edenred	181	8
Elis SA	2,103	21
Getlink SE	1,015	16
Legrand SA	483	31
Nexans SA	600	53
Rexel SA	7,758	116
Safran SA	1,425	130
Societe BIC SA	611	39
Thales SA	897	99
Vinci SA	3,127	253

		1,115

INFORMATION TECHNOLOGY 0.1%
Alten SA	259	29
Dassault Systemes SE	1,170	40

		69

MATERIALS 0.2%
Air Liquide SA	1,081	123
Vicat SA	881	20

		143

UTILITIES 0.8%
Electricite de France SA	11,612	135
Engie SA	33,123	381
Veolia Environnement SA	6,776	129

		645

Total France		6,187

GERMANY 4.7%
COMMUNICATION SERVICES 0.3%
CTS Eventim AG & Co. KGaA (a)	501	21
Deutsche Telekom AG	5,011	85
Freenet AG	2,621	50
ProSiebenSat.1 Media SE	2,899	20
Scout24 SE	521	26
Telefonica Deutschland Holding AG	17,586	36

		238

CONSUMER DISCRETIONARY 1.4%
Adidas AG	504	58
Bayerische Motoren Werke AG	8,077	547
Continental AG	1,304	58
ElringKlinger AG	2,647	15
Fielmann AG	567	18
Hella GmbH & Co. KGaA	371	25
Hornbach Holding AG & Co. KGaA	458	29
Hugo Boss AG	1,215	56
Mercedes-Benz Group AG	6,428	325
Vitesco Technologies Group AG (a)	898	44

		1,175

CONSUMER STAPLES 0.1%
Beiersdorf AG	584	57
Metro AG	4,898	34
Suedzucker AG	2,035	25

		116

FINANCIALS 1.0%
Allianz SE	627	99
Commerzbank AG	34,126	243
Deutsche Bank AG	17,407	129
Deutsche Boerse AG	1,090	179
Deutsche Pfandbriefbank AG	4,734	32
Hannover Rueck SE	337	50

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	285	69
Talanx AG (a)	840	30

		831

HEALTH CARE 0.3%
Bayer AG	1,679	77
Carl Zeiss Meditec AG	266	28
Fresenius Medical Care AG & Co. KGaA	783	22
Gerresheimer AG	373	18
Merck KGaA	654	106
Siemens Healthineers AG	1,015	44

		295

INDUSTRIALS 0.5%
Bilfinger SE	1,009	25
Deutsche Lufthansa AG	22,651	130
Deutsche Post AG	3,191	96
Hapag-Lloyd AG	198	33
Kloeckner & Co. SE	2,914	22
Knorr-Bremse AG	464	20
MTU Aero Engines AG	152	23
Rational AG	30	15
Rheinmetall AG	130	20
Sixt SE	158	13

		397

INFORMATION TECHNOLOGY 0.2%
SAP SE	2,011	164

MATERIALS 0.4%
Aurubis AG	797	41
BASF SE	2,161	83
Covestro AG	1,942	55
K&S AG	6,552	124
Salzgitter AG	1,729	33
Symrise AG	182	18
Wacker Chemie AG	106	11

		365

REAL ESTATE 0.1%
LEG Immobilien SE	899	54
TAG Immobilien AG	1,268	10
Vonovia SE	1,295	28

		92

UTILITIES 0.4%
E.ON SE	13,101	100
RWE AG	5,521	203
Uniper SE	3,395	13

		316

Total Germany		3,989

HONG KONG 1.7%
COMMUNICATION SERVICES 0.2%
HKBN Ltd.	30,500	24
HKT Trust & HKT Ltd.	44,000	51
PCCW Ltd.	113,295	51

		126

CONSUMER DISCRETIONARY 0.1%
Bosideng International Holdings Ltd.	76,000	37
Chow Tai Fook Jewellery Group Ltd.	23,200	44
Skyworth Group Ltd.	60,000	24

		105

CONSUMER STAPLES 0.0%
WH Group Ltd.	58,000	36

FINANCIALS 0.0%
Hong Kong Exchanges & Clearing Ltd.	1,000	34

INDUSTRIALS 0.5%
Cathay Pacific Airways Ltd. (a)	52,000	55

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

CK Hutchison Holdings Ltd.	20,000	110
Hutchison Port Holdings Trust	170,900	31
Jardine Matheson Holdings Ltd.	1,500	76
MTR Corp. Ltd.	18,000	82
NWS Holdings Ltd.	35,000	32
Pacific Basin Shipping Ltd.	64,000	20
SITC International Holdings Co. Ltd.	10,000	18
Xinyi Glass Holdings Ltd.	13,000	19

		443

INFORMATION TECHNOLOGY 0.1%
Kingboard Holdings Ltd.	9,200	26
Kingboard Laminates Holdings Ltd.	21,000	19
Truly International Holdings Ltd.	104,000	16

		61

REAL ESTATE 0.6%
CK Asset Holdings Ltd.	19,000	114
Hongkong Land Holdings Ltd.	13,500	59
Hopson Development Holdings Ltd.	24,610	26
New World Development Co. Ltd.	17,000	48
Sun Hung Kai Properties Ltd.	13,500	149
Swire Pacific Ltd. 'A'	5,000	38
Wharf Holdings Ltd.	10,000	32

		466

UTILITIES 0.2%
CLP Holdings Ltd.	11,100	84
HK Electric Investments & HK Electric Investments Ltd.	25,000	18
Hong Kong & China Gas Co. Ltd.	29,972	26
Power Assets Holdings Ltd.	5,000	25

		153

Total Hong Kong		1,424

IRELAND 1.1%
CONSUMER DISCRETIONARY 0.0%
Aptiv PLC (a)	339	27

CONSUMER STAPLES 0.1%
Glanbia PLC	3,612	42
Kerry Group PLC 'A'	913	81

		123

FINANCIALS 0.1%
Bank of Ireland Group PLC	6,029	39

HEALTH CARE 0.5%
ICON PLC (a)	485	89
Jazz Pharmaceuticals PLC (a)	350	47
Medtronic PLC	3,915	316

		452

INDUSTRIALS 0.3%
Allegion PLC	283	25
DCC PLC	413	21
Experian PLC	2,218	65
Grafton Group PLC	2,722	20
Kingspan Group PLC	543	25
Trane Technologies PLC	433	63

		219

MATERIALS 0.1%
James Hardie Industries PLC	4,052	79
Smurfit Kappa Group PLC	805	23

		102

Total Ireland		962

ISRAEL 1.1%
COMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	43,989	72

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

CONSUMER STAPLES 0.0%
Strauss Group Ltd.	1,025	24

ENERGY 0.2%
Delek Group Ltd. (a)	464	73
Oil Refineries Ltd.	146,340	50
Paz Oil Co. Ltd. (a)	199	22

		145

FINANCIALS 0.4%
Bank Hapoalim BM	10,621	90
Bank Leumi Le-Israel BM	11,464	99
Harel Insurance Investments & Financial Services Ltd.	2,967	26
Israel Discount Bank Ltd. 'A'	8,756	44
Mizrahi Tefahot Bank Ltd.	1,169	41
Plus500 Ltd.	1,142	21

		321

HEALTH CARE 0.1%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	6,228	50

INDUSTRIALS 0.0%
Elbit Systems Ltd.	185	35

INFORMATION TECHNOLOGY 0.1%
Check Point Software Technologies Ltd. (a)	707	79
Nice Ltd. (a)	153	29
SolarEdge Technologies, Inc. (a)	29	7

		115

MATERIALS 0.1%
ICL Group Ltd.	13,718	111

REAL ESTATE 0.1%
Azrieli Group Ltd.	369	25
G City Ltd.	4,882	23

		48

Total Israel		921

ITALY 2.5%
COMMUNICATION SERVICES 0.2%
Infrastrutture Wireless Italiane SpA	3,193	28
MFE-MediaForEurope NV 'A'	27,886	8
MFE-MediaForEurope NV 'B'	9,786	4
Telecom Italia SpA	633,387	117

		157

CONSUMER DISCRETIONARY 0.2%
Brembo SpA	2,825	23
Ferrari NV	423	79
Moncler SpA	688	28

		130

CONSUMER STAPLES 0.0%
MARR SpA	1,565	15

ENERGY 0.8%
Eni SpA	59,939	637
Saras SpA (a)	22,027	21

		658

FINANCIALS 0.6%
Anima Holding SpA	6,910	20
Assicurazioni Generali SpA	1,580	22
Azimut Holding SpA	2,407	34
Banca Generali SpA	759	21
Banca IFIS SpA	2,639	29
Banca Popolare di Sondrio SPA	9,343	31
Banco BPM SpA	23,368	61
BPER Banca	22,585	35
FinecoBank Banca Fineco SpA	2,483	31

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

UniCredit SpA	16,947	171
Unipol Gruppo SpA	13,730	53

		508

HEALTH CARE 0.1%
Amplifon SpA	1,007	26
DiaSorin SpA	324	36
Recordati Industria Chimica e Farmaceutica SpA	1,141	42

		104

INDUSTRIALS 0.1%
Atlantia SpA	1,228	27
Enav SpA	5,481	20
Leonardo SpA	8,947	63

		110

UTILITIES 0.5%
Enel SpA	53,455	219
ERG SpA	2,390	66
Iren SpA	11,374	15
Snam SpA	13,808	56
Terna - Rete Elettrica Nazionale	12,773	78

		434

Total Italy		2,116

JAPAN 26.5%
COMMUNICATION SERVICES 2.4%
Avex, Inc.	2,600	28
Capcom Co. Ltd.	1,700	43
Fuji Media Holdings, Inc.	3,900	29
Internet Initiative Japan, Inc.	2,000	31
Kadokawa Corp.	2,400	44
KDDI Corp.	19,600	573
Nexon Co. Ltd.	1,600	28
Nintendo Co. Ltd.	6,000	242
Nippon Telegraph & Telephone Corp.	20,900	564
Nippon Television Holdings, Inc.	4,300	34
Softbank Corp.	29,800	297
Square Enix Holdings Co. Ltd.	600	26
Toho Co. Ltd.	900	33
Yahoo Japan Corp.	10,400	27

		1,999

CONSUMER DISCRETIONARY 4.8%
Aisin Corp.	3,500	90
Arata Corp.	100	3
Bandai Namco Holdings, Inc.	1,500	98
Bridgestone Corp.	5,800	188
Casio Computer Co. Ltd.	2,900	25
DCM Holdings Co. Ltd.	5,400	44
Denso Corp.	1,500	69
EDION Corp.	3,400	28
Exedy Corp.	2,600	30
Fast Retailing Co. Ltd.	200	106
Food & Life Cos., Ltd.	2,100	32
Haseko Corp.	2,400	26
HIS Co. Ltd. (a)	1,200	17
Honda Motor Co. Ltd.	22,100	480
Iida Group Holdings Co. Ltd.	2,400	32
Isetan Mitsukoshi Holdings Ltd.	9,700	82
Isuzu Motors Ltd.	13,500	149
J Front Retailing Co. Ltd.	4,600	37
JTEKT Corp.	6,300	40
K's Holdings Corp.	4,800	40
Kohnan Shoji Co. Ltd.	1,800	42
Mazda Motor Corp.	23,100	153
McDonald's Holdings Co. Japan Ltd.	900	31
Mitsubishi Motors Corp.	16,600	60
NHK Spring Co. Ltd.	3,600	21
Nikon Corp.	4,800	45
Nishimatsuya Chain Co. Ltd.	2,700	25
Nissan Motor Co. Ltd.	73,000	235
Nitori Holdings Co. Ltd.	300	25
NOK Corp.	3,400	27
Oriental Land Co. Ltd.	600	81
Paltac Corp.	100	3
Pan Pacific International Holdings Corp.	3,500	62
Panasonic Holdings Corp.	14,600	103

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Plenus Co. Ltd.	1,600	21
Rinnai Corp.	100	7
Round One Corp.	8,700	38
Saizeriya Co. Ltd.	1,400	26
Sankyo Co. Ltd.	1,300	39
Sega Sammy Holdings, Inc.	1,700	23
Sekisui Chemical Co. Ltd.	2,800	34
Sekisui House Ltd.	3,500	58
Shimamura Co. Ltd.	800	68
Shimano, Inc.	400	63
Skylark Holdings Co. Ltd.	1,800	19
Stanley Electric Co. Ltd.	1,700	27
Subaru Corp.	4,600	69
Sumitomo Electric Industries Ltd.	12,000	122
Sumitomo Forestry Co. Ltd.	2,900	44
Sumitomo Rubber Industries Ltd.	5,300	42
Suzuki Motor Corp.	2,000	62
Takashimaya Co. Ltd.	3,100	37
Tokai Rika Co. Ltd.	1,900	18
Tomy Co. Ltd.	2,600	22
Toyo Tire Corp.	2,700	29
Toyoda Gosei Co. Ltd.	2,300	35
Toyota Boshoku Corp.	3,400	42
Toyota Motor Corp.	24,600	322
TS Tech Co. Ltd.	2,500	25
USS Co. Ltd.	2,500	39
Yamada Holdings Co. Ltd.	31,600	104
Yamaha Corp.	700	25
Yamaha Motor Co. Ltd.	2,100	39
Yoshinoya Holdings Co. Ltd.	1,400	23
Zensho Holdings Co. Ltd.	1,300	32

		4,083

CONSUMER STAPLES 2.9%
Aeon Co. Ltd.	4,500	84
Ain Holdings, Inc.	100	4
Ajinomoto Co., Inc.	6,000	164
Asahi Group Holdings Ltd.	1,400	44
Calbee, Inc.	1,500	32
Cawachi Ltd.	1,700	25
Earth Corp.	100	4
Fuji Oil Holdings, Inc.	4,000	67
House Foods Group, Inc.	1,400	28
Itoham Yonekyu Holdings, Inc.	6,300	29
Japan Tobacco, Inc.	22,200	365
Kagome Co. Ltd.	1,200	25
Kao Corp.	3,000	122
Kewpie Corp.	1,800	30
Kikkoman Corp.	700	40
Kirin Holdings Co. Ltd.	9,500	146
Kobe Bussan Co. Ltd.	1,100	26
Lawson, Inc.	800	26
Maruha Nichiro Corp.	1,600	27
MatsukiyoCocokara & Co.	200	9
MEIJI Holdings Co. Ltd.	1,900	84
Mitsubishi Shokuhin Co. Ltd.	1,400	32
Mitsui DM Sugar Holdings Co. Ltd.	2,200	29
Morinaga & Co. Ltd.	1,200	33
Morinaga Milk Industry Co. Ltd.	800	23
NH Foods Ltd.	2,500	66
Nippn Corp.	2,700	29
Nisshin Oillio Group Ltd.	1,200	26
Nisshin Seifun Group, Inc.	2,700	27
Nissin Foods Holdings Co. Ltd.	600	42
Pola Orbis Holdings, Inc.	2,700	30
Sakata Seed Corp.	200	7
Seven & i Holdings Co. Ltd.	9,700	390
Sugi Holdings Co. Ltd.	200	8
Sundrug Co. Ltd.	1,500	36
Suntory Beverage & Food Ltd.	1,700	60
Toyo Suisan Kaisha Ltd.	700	29
Tsuruha Holdings, Inc.	600	35
Unicharm Corp.	1,000	33
United Super Markets Holdings, Inc.	3,800	28
Yakult Honsha Co. Ltd.	800	46
Yamazaki Baking Co. Ltd.	2,600	30
Yokorei Co. Ltd.	4,900	30

		2,450

ENERGY 0.9%
Cosmo Energy Holdings Co. Ltd.	2,600	67
ENEOS Holdings, Inc.	82,800	267
Idemitsu Kosan Co. Ltd.	6,112	133
Inpex Corp.	27,400	256

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Iwatani Corp.	700	26

		749

FINANCIALS 1.9%
Aozora Bank Ltd.	1,900	34
Daiwa Securities Group, Inc.	9,000	35
Hokuhoku Financial Group, Inc.	5,000	30
Hyakujushi Bank Ltd.	2,800	32
Jafco Co. Ltd.	900	13
Japan Post Bank Co. Ltd.	8,500	59
Japan Post Holdings Co. Ltd.	64,700	429
Japan Post Insurance Co. Ltd.	2,100	29
Mebuki Financial Group, Inc.	18,000	35
Mitsubishi UFJ Financial Group, Inc.	31,000	141
Mizuho Financial Group, Inc.	12,600	136
MS&AD Insurance Group Holdings, Inc.	3,500	93
Nanto Bank Ltd.	2,700	39
Nishi-Nippon Financial Holdings, Inc.	10,100	53
ORIX Corp.	2,700	38
Resona Holdings, Inc.	9,500	35
Senshu Ikeda Holdings, Inc.	26,900	39
Seven Bank Ltd.	18,100	33
Sompo Holdings, Inc.	600	24
Sumitomo Mitsui Financial Group, Inc.	5,200	144
Sumitomo Mitsui Trust Holdings, Inc.	2,300	65
Tokio Marine Holdings, Inc.	3,900	69
Zenkoku Hosho Co. Ltd.	200	7

		1,612

HEALTH CARE 1.8%
Alfresa Holdings Corp.	2,800	33
Astellas Pharma, Inc.	22,500	298
Chugai Pharmaceutical Co. Ltd.	1,200	30
Daiichi Sankyo Co. Ltd.	5,100	143
H.U. Group Holdings, Inc.	1,400	25
Hoya Corp.	1,200	116
Kaken Pharmaceutical Co. Ltd.	1,100	29
M3, Inc.	800	22
Medipal Holdings Corp.	3,300	42
Olympus Corp.	5,000	96
Ono Pharmaceutical Co. Ltd.	1,500	35
Otsuka Holdings Co. Ltd.	1,700	54
Shionogi & Co. Ltd.	900	43
Suzuken Co. Ltd.	1,300	30
Sysmex Corp.	400	21
Taisho Pharmaceutical Holdings Co. Ltd.	600	22
Takeda Pharmaceutical Co. Ltd.	16,141	419
Terumo Corp.	1,700	48
Toho Holdings Co. Ltd.	2,300	31
Tsumura & Co.	1,200	26

		1,563

INDUSTRIALS 6.2%
AGC, Inc.	2,800	87
ANA Holdings, Inc. (a)	5,200	98
Central Glass Co. Ltd.	1,500	35
Central Japan Railway Co.	400	47
COMSYS Holdings Corp.	1,700	29
Dai Nippon Printing Co. Ltd.	3,700	74
Daikin Industries Ltd.	700	108
East Japan Railway Co.	3,900	200
EXEO Group, Inc.	1,900	28
FANUC Corp.	400	56
Fuji Electric Co. Ltd.	500	18
Fujikura Ltd.	7,800	47
Fujitec Co. Ltd.	1,500	30
Hankyu Hanshin Holdings, Inc.	1,400	42
Hanwa Co. Ltd.	1,200	28
Hazama Ando Corp.	3,100	18
Hino Motors Ltd.	8,300	34
Hitachi Ltd.	10,200	434
Hitachi Transport System Ltd.	800	48
Hitachi Zosen Corp.	6,600	39
Hoshizaki Corp.	200	6
IHI Corp.	1,700	36
ITOCHU Corp.	3,500	85
Japan Airlines Co. Ltd. (a)	6,500	116
Kajima Corp.	3,000	28
Kamigumi Co. Ltd.	1,500	28
Kandenko Co. Ltd.	4,900	28
Kawasaki Heavy Industries Ltd.	3,300	50
Kawasaki Kisen Kaisha Ltd.	2,400	34

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Keio Corp.	700	26
Kinden Corp.	2,700	29
Kintetsu Group Holdings Co. Ltd. 'L'	1,300	43
Komatsu Ltd.	1,500	27
Kubota Corp.	1,800	25
Kurita Water Industries Ltd.	800	28
Kyushu Railway Co.	1,800	39
LIXIL Group Corp.	1,800	26
Marubeni Corp.	34,800	304
Meitec Corp.	1,100	17
Minebea Mitsumi, Inc.	2,400	36
MIRAIT ONE Corp.	2,200	22
Mitsubishi Corp.	3,300	90
Mitsubishi Heavy Industries Ltd.	9,900	329
Mitsui & Co. Ltd.	5,600	119
Mitsui OSK Lines Ltd.	11,700	209
MonotaRO Co. Ltd.	600	9
Nagase & Co. Ltd.	2,400	33
Nagoya Railroad Co. Ltd. (a)	1,800	28
Nankai Electric Railway Co. Ltd.	1,600	33
Nippon Steel Trading Corp.	700	24
Nippon Yusen KK	20,400	346
Nisshinbo Holdings, Inc.	5,200	38
NSK Ltd.	12,900	63
NTN Corp.	15,000	26
Obayashi Corp.	6,500	42
Persol Holdings Co. Ltd.	1,700	32
Recruit Holdings Co. Ltd.	3,300	95
Secom Co. Ltd.	1,200	68
Senko Group Holdings Co. Ltd.	4,600	30
SG Holdings Co. Ltd.	1,500	21
Shibaura Machine Co. Ltd.	1,400	28
Shinmaywa Industries Ltd.	3,500	24
SHO-BOND Holdings Co. Ltd.	200	9
SMC Corp.	100	41
Sohgo Security Services Co. Ltd.	1,200	30
Sojitz Corp.	6,340	93
Sotetsu Holdings, Inc.	1,700	28
Sumitomo Corp.	2,500	31
Taikisha Ltd.	1,300	29
Taisei Corp.	3,600	100
Takeuchi Manufacturing Co. Ltd.	1,600	30
Tobu Railway Co. Ltd.	2,000	47
Tokyu Corp.	5,300	60
Toppan, Inc.	5,400	80
Toshiba Corp.	5,500	196
TOTO Ltd.	900	30
Toyota Tsusho Corp.	3,300	102
West Japan Railway Co.	2,200	84
Yaskawa Electric Corp.	900	26
Yuasa Trading Co. Ltd.	1,200	29

		5,265

INFORMATION TECHNOLOGY 2.3%
Advantest Corp.	700	32
Alps Alpine Co. Ltd.	1,600	12
Azbil Corp.	700	18
BIPROGY, Inc.	1,100	24
Brother Industries Ltd.	1,700	29
Canon Marketing Japan, Inc.	1,700	38
Canon, Inc.	16,200	354
Citizen Watch Co. Ltd.	8,400	35
Daiwabo Holdings Co. Ltd.	2,300	30
Dexerials Corp.	800	18
DTS Corp.	1,600	38
FUJIFILM Holdings Corp.	2,600	119
Fujitsu Ltd.	1,200	132
Horiba Ltd.	100	4
Hosiden Corp.	2,800	29
Ibiden Co. Ltd.	1,600	44
Konica Minolta, Inc.	13,000	40
Macnica Holdings, Inc.	1,500	28
Maxell Ltd.	2,700	26
Murata Manufacturing Co. Ltd.	2,400	110
NEC Corp.	4,700	150
Nippon Electric Glass Co. Ltd.	2,800	48
Nomura Research Institute Ltd.	2,200	54
Obic Co. Ltd.	300	40
Omron Corp.	900	41
Otsuka Corp.	400	12
Renesas Electronics Corp. (a)	3,300	28
Ricoh Co. Ltd.	13,000	95
SCSK Corp.	300	4
Seiko Epson Corp.	2,500	34
Shinko Electric Industries Co. Ltd.	2,200	47

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

SUMCO Corp.	1,900	22
TIS, Inc.	2,300	61
Tokyo Electron Ltd.	400	99
Tokyo Seimitsu Co. Ltd.	200	6
Toshiba TEC Corp.	200	5
Trend Micro, Inc.	400	21
Ulvac, Inc.	500	18

		1,945

MATERIALS 1.8%
Asahi Holdings, Inc.	1,700	24
Daicel Corp.	5,100	30
Dowa Holdings Co. Ltd.	200	7
FP Corp.	200	5
JFE Holdings, Inc.	19,900	185
Kaneka Corp.	1,100	27
Kobe Steel Ltd.	17,000	68
Mitsubishi Chemical Group Corp.	17,500	80
Mitsubishi Materials Corp.	1,900	26
Mitsui Chemicals, Inc.	2,800	55
Nippon Paper Industries Co. Ltd. 'L'	11,300	73
Nippon Steel Corp.	26,900	373
Nissan Chemical Corp.	600	27
Nitto Denko Corp.	1,600	87
Oji Holdings Corp.	10,900	40
Shin-Etsu Chemical Co. Ltd.	200	20
Sumitomo Chemical Co. Ltd.	33,000	114
Sumitomo Metal Mining Co. Ltd.	600	17
Sumitomo Osaka Cement Co. Ltd.	1,600	36
Taiheiyo Cement Corp.	1,900	27
Tokuyama Corp.	2,300	28
Tokyo Ohka Kogyo Co. Ltd.	900	38
Tokyo Steel Manufacturing Co. Ltd.	3,700	32
Tosoh Corp.	2,300	26
Toyo Seikan Group Holdings Ltd.	3,800	46
UBE Corp.	1,900	25

		1,516

REAL ESTATE 0.2%
Daito Trust Construction Co. Ltd.	700	65
Mitsubishi Estate Co. Ltd.	2,100	28
Mitsui Fudosan Co. Ltd.	1,800	34

		127

UTILITIES 1.3%
Chubu Electric Power Co., Inc.	13,900	125
Chugoku Electric Power Co., Inc.	9,000	46
Electric Power Development Co. Ltd. 'C'	7,600	108
Hokkaido Electric Power Co., Inc.	8,600	27
Hokuriku Electric Power Co.	7,400	25
Kansai Electric Power Co., Inc.	10,500	88
Kyushu Electric Power Co., Inc.	9,200	49
Nippon Gas Co. Ltd.	800	11
Okinawa Electric Power Co., Inc.	3,800	28
Osaka Gas Co. Ltd.	5,600	84
Shikoku Electric Power Co., Inc.	5,600	28
Toho Gas Co. Ltd.	1,500	30
Tohoku Electric Power Co., Inc.	7,900	37
Tokyo Electric Power Co. Holdings, Inc. (a)	89,900	287
Tokyo Gas Co. Ltd.	7,900	133

		1,106

Total Japan		22,415

LUXEMBOURG 0.5%
COMMUNICATION SERVICES 0.1%
RTL Group SA	752	24
SES SA	11,244	61

		85

MATERIALS 0.4%
APERAM SA	893	21

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

ArcelorMittal SA	15,250	304

		325

Total Luxembourg		410

NETHERLANDS 3.9%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	48,570	132
VEON Ltd. ADR «(a)	57,207	0

		132

CONSUMER DISCRETIONARY 0.3%
Stellantis NV	22,267	263

CONSUMER STAPLES 1.0%
Heineken Holding NV	919	63
Heineken NV	1,198	104
Koninklijke Ahold Delhaize NV	28,373	723

		890

FINANCIALS 0.9%
ABN AMRO Bank NV	18,872	169
Aegon NV	53,618	213
ASR Nederland NV	751	29
Euronext NV	930	59
Flow Traders	949	18
ING Groep NV	8,224	70
NN Group NV	4,512	176

		734

HEALTH CARE 0.1%
Qiagen NV (a)	1,104	46

INDUSTRIALS 0.5%
Arcadis NV	949	31
IMCD NV	513	61
Intertrust NV (a)	1,487	28
Randstad NV	959	41
Signify NV	4,035	104
TKH Group NV	390	13
Wolters Kluwer NV	1,541	150

		428

INFORMATION TECHNOLOGY 0.5%
ASM International NV	307	69
ASML Holding NV	528	219
BE Semiconductor Industries NV	507	21
NXP Semiconductors NV	847	125

		434

MATERIALS 0.4%
Akzo Nobel NV	2,672	151
Corbion NV	886	22
Koninklijke DSM NV	1,440	164

		337

Total Netherlands		3,264

NEW ZEALAND 0.2%
COMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	15,579	44

HEALTH CARE 0.0%
Fisher & Paykel Healthcare Corp. Ltd. 'C'	2,372	25

INDUSTRIALS 0.1%
Auckland International Airport Ltd. (a)	6,576	27
Fletcher Building Ltd.	10,088	27

		54

REAL ESTATE 0.0%
Kiwi Property Group Ltd.	47,517	24

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

UTILITIES 0.1%
Contact Energy Ltd.	6,078	25
Meridian Energy Ltd.	8,585	23

		48

Total New Zealand		195

NORWAY 1.8%
COMMUNICATION SERVICES 0.1%
Telenor ASA	11,859	109

CONSUMER STAPLES 0.2%
Mowi ASA	4,545	58
Orkla ASA	9,060	66
Salmar ASA	811	27

		151

ENERGY 1.0%
Aker Solutions ASA	17,917	62
Equinor ASA	24,196	798

		860

FINANCIALS 0.1%
Gjensidige Forsikring ASA	1,914	33
SpareBank 1 Nord Norge	2,890	22
SpareBank 1 SR-Bank ASA	3,214	30

		85

INDUSTRIALS 0.1%
Tomra Systems ASA	3,072	54

INFORMATION TECHNOLOGY 0.1%
Atea ASA	6,662	59

MATERIALS 0.2%
Norsk Hydro ASA	7,437	40
Yara International ASA	4,796	168

		208

REAL ESTATE 0.0%
Entra ASA	1,998	19

Total Norway		1,545

PORTUGAL 0.5%
CONSUMER STAPLES 0.1%
Jeronimo Martins SGPS SA	2,599	49

UTILITIES 0.4%
EDP - Energias de Portugal SA	72,161	313
REN - Redes Energeticas Nacionais SGPS SA	11,060	26

		339

Total Portugal		388

SINGAPORE 1.5%
COMMUNICATION SERVICES 0.3%
NetLink NBN Trust	40,700	26
Singapore Telecommunications Ltd.	105,300	194

		220

CONSUMER STAPLES 0.2%
Golden Agri-Resources Ltd.	290,800	54
Wilmar International Ltd.	42,500	113

		167

ENERGY 0.0%
BW LPG Ltd.	5,101	37

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

FINANCIALS 0.5%
DBS Group Holdings Ltd.	4,500	104
Oversea-Chinese Banking Corp. Ltd.	17,700	145
United Overseas Bank Ltd.	7,400	134

		383

INDUSTRIALS 0.4%
ComfortDelGro Corp. Ltd.	29,300	27
Jardine Cycle & Carriage Ltd.	2,300	54
Keppel Corp. Ltd.	10,500	50
Singapore Airlines Ltd. (a)	41,900	148
Singapore Technologies Engineering Ltd.	18,400	46

		325

INFORMATION TECHNOLOGY 0.0%
Venture Corp. Ltd.	2,600	30

UTILITIES 0.1%
Sembcorp Industries Ltd.	33,900	72

Total Singapore		1,234

SOUTH AFRICA 0.0%
HEALTH CARE 0.0%
Mediclinic International PLC	4,940	27

Total South Africa		27

SPAIN 3.8%
COMMUNICATION SERVICES 0.6%
Mediaset Espana Comunicacion SA (a)	748	2
Telefonica SA	149,999	496

		498

CONSUMER DISCRETIONARY 0.1%
Gestamp Automocion SA	8,426	25
Industria de Diseno Textil SA	3,166	65

		90

CONSUMER STAPLES 0.0%
Viscofan SA	769	42

ENERGY 0.6%
Repsol SA	45,260	520

FINANCIALS 1.1%
Banco Bilbao Vizcaya Argentaria SA	27,642	124
Banco de Sabadell SA	193,838	129
Banco Santander SA	194,125	452
Bankinter SA	6,666	37
Mapfre SA	54,553	85
Unicaja Banco SA	69,883	63

		890

HEALTH CARE 0.0%
Almirall SA	2,736	26

INDUSTRIALS 0.2%
ACS Actividades de Construccion y Servicios SA	2,210	50
Aena SME SA (a)	318	33
Cia de Distribucion Integral Logista Holdings SA	1,806	33
Ferrovial SA	20	0
Sacyr SA	9,068	20

		136

INFORMATION TECHNOLOGY 0.1%
Amadeus IT Group SA (a)	914	42

MATERIALS 0.0%
Acerinox SA	3,765	30

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

UTILITIES 1.1%
Acciona SA	327	58
EDP Renovaveis SA	1,760	36
Enagas SA	1,286	20
Endesa SA	7,664	115
Iberdrola SA	51,898	484
Naturgy Energy Group SA	6,495	150
Red Electrica Corp. SA	6,306	97

		960

Total Spain		3,234

SWEDEN 2.2%
COMMUNICATION SERVICES 0.3%
Tele2 AB 'B'	5,871	50
Telia Co. AB	77,721	224

		274

CONSUMER DISCRETIONARY 0.2%
Autoliv, Inc.	533	36
Bilia AB 'A'	2,055	23
Electrolux AB	5,550	58
H & M Hennes & Mauritz AB 'B'	5,650	52
Scandic Hotels Group AB	9,176	26

		195

CONSUMER STAPLES 0.4%
AAK AB	1,760	23
Axfood AB	1,233	28
Cloetta AB 'B'	14,243	23
Essity AB 'B'	7,084	140
Swedish Match AB	8,082	80

		294

ENERGY 0.0%
Orron Energy ab	18,907	34

FINANCIALS 0.3%
EQT AB	1,105	21
Skandinaviska Enskilda Banken AB 'A'	3,291	31
Svenska Handelsbanken AB 'A'	9,791	81
Swedbank AB 'A'	7,169	94

		227

INDUSTRIALS 0.6%
Assa Abloy AB 'B'	1,781	33
Atlas Copco AB 'A'	13,056	121
Epiroc AB	3,689	53
Indutrade AB	1,595	26
Sandvik AB	3,699	51
SKF AB 'B'	2,983	40
Volvo AB 'B'	14,692	208

		532

INFORMATION TECHNOLOGY 0.1%
Telefonaktiebolaget LM Ericsson 'B'	7,266	42

MATERIALS 0.2%
Alleima AB (a)	739	2
Boliden AB	1,706	53
Hexpol AB	1,840	15
SSAB AB 'A'	24,832	109
Svenska Cellulosa AB S.C.A. 'B'	818	11

		190

REAL ESTATE 0.1%
Atrium Ljungberg AB 'B'	1,998	25

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Hufvudstaden AB 'A'	2,281	25

		50

Total Sweden		1,838

SWITZERLAND 7.3%
COMMUNICATION SERVICES 0.2%
Swisscom AG	315	147

CONSUMER DISCRETIONARY 0.4%
Cie Financiere Richemont SA	2,246	212
Forbo Holding AG	18	19
Garmin Ltd.	717	58
Valora Holding AG	158	42

		331

CONSUMER STAPLES 1.4%
Aryzta AG (a)	29,545	29
Barry Callebaut AG	21	40
Chocoladefabriken Lindt & Spruengli AG	8	77
Emmi AG	26	20
Nestle SA	9,233	999

		1,165

FINANCIALS 1.5%
Banque Cantonale Vaudoise	464	44
Cembra Money Bank AG	486	34
Partners Group Holding AG	56	45
St Galler Kantonalbank AG	57	26
Swiss Life Holding AG	244	108
Swiss Re AG	2,420	179
UBS Group AG	8,416	122
Valiant Holding AG	409	39
Zurich Insurance Group AG	1,727	688

		1,285

HEALTH CARE 1.3%
Galenica AG	651	47
Novartis AG	3,625	276
Roche Holding AG	2,087	680
Sonova Holding AG	316	70
Straumann Holding AG	296	27

		1,100

INDUSTRIALS 0.8%
ABB Ltd.	11,138	288
Adecco Group AG	1,485	41
Bucher Industries AG	75	23
DKSH Holding AG	487	35
dormakaba Holding AG	86	29
Flughafen Zurich AG (a)	167	25
Geberit AG	152	65
Georg Fischer AG	520	25
Kuehne + Nagel International AG	487	99
Schindler Holding AG	317	49
SGS SA	20	43

		722

INFORMATION TECHNOLOGY 0.1%
Landis & Gyr Group AG	542	30
Logitech International SA	835	38
Temenos AG	146	10

		78

MATERIALS 1.4%
EMS-Chemie Holding AG	39	24
Givaudan SA	31	94
Glencore PLC	160,212	842
Holcim AG	780	32
SIG Group AG	1,777	36
Sika AG	588	118

		1,146

REAL ESTATE 0.2%
Allreal Holding AG	178	25

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

PSP Swiss Property AG	506	51
Swiss Prime Site AG	945	75

		151

UTILITIES 0.0%
BKW AG	330	39

Total Switzerland		6,164

UNITED KINGDOM 13.5%
COMMUNICATION SERVICES 1.0%
BT Group PLC	118,452	159
Pearson PLC	12,549	120
Vodafone Group PLC	483,416	541

		820

CONSUMER DISCRETIONARY 0.8%
B&M European Value Retail SA	6,187	21
Berkeley Group Holdings PLC	597	22
Burberry Group PLC	1,472	30
Compass Group PLC	10,507	209
Frasers Group PLC (a)	3,731	28
Greggs PLC	1,439	27
Halfords Group PLC	6,571	10
Inchcape PLC	3,437	26
Kingfisher PLC	65,578	160
Mitchells & Butlers PLC (a)	10,358	13
Next PLC	939	50
Persimmon PLC	1,979	27
Pets at Home Group PLC	5,526	16
Taylor Wimpey PLC	16,832	16

		655

CONSUMER STAPLES 2.8%
Associated British Foods PLC	4,149	58
British American Tobacco PLC	7,959	285
Cranswick PLC	642	19
Diageo PLC	11,485	483
Imperial Brands PLC	13,502	278
J Sainsbury PLC	42,618	83
Marks & Spencer Group PLC (a)	38,527	42
Premier Foods PLC	21,861	23
Reckitt Benckiser Group PLC	6,957	461
Tate & Lyle PLC	5,220	39
Tesco PLC	97,491	224
Unilever PLC	8,982	395

		2,390

ENERGY 2.2%
BP PLC	232,959	1,113
Shell PLC	26,606	660
Subsea 7 SA	7,730	61

		1,834

FINANCIALS 1.2%
3i Group PLC	3,513	42
Admiral Group PLC	1,777	38
Direct Line Insurance Group PLC	28,734	59
HSBC Holdings PLC	81,647	423
IG Group Holdings PLC	3,771	32
M&G PLC	45,213	83
Man Group PLC	15,287	38
NatWest Group PLC	29,920	75
Provident Financial PLC	7,427	14
Schroders PLC	4,300	18
Standard Chartered PLC	37,838	237

		1,059

HEALTH CARE 2.2%
AstraZeneca PLC	11,388	1,252
ConvaTec Group PLC	11,467	26
GSK PLC	33,085	478
Indivior PLC (a)	12,083	38

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Smith & Nephew PLC	3,238	37

		1,831

INDUSTRIALS 1.7%
Ashtead Group PLC	1,822	82
BAE Systems PLC	38,989	342
Balfour Beatty PLC	9,043	31
Bunzl PLC	2,479	76
CNH Industrial NV	5,432	61
Diploma PLC	1,029	26
Ferguson PLC	809	84
Firstgroup PLC	27,567	32
Howden Joinery Group PLC	5,250	29
IMI PLC	2,345	29
International Consolidated Airlines Group SA	57,060	59
Morgan Sindall Group PLC	1,167	19
Pagegroup PLC	4,277	18
RELX PLC	13,170	322
Rentokil Initial PLC	8,273	44
Royal Mail PLC	20,659	42
RS GROUP PLC	3,637	39
Spirax-Sarco Engineering PLC	420	48
Travis Perkins PLC	2,237	19

		1,402

INFORMATION TECHNOLOGY 0.1%
Computacenter PLC	947	21
Micro Focus International PLC	8,695	50

		71

MATERIALS 0.6%
Anglo American PLC	2,723	82
Croda International PLC	873	62
Johnson Matthey PLC	2,152	43
Rio Tinto PLC	5,802	314

		501

REAL ESTATE 0.0%
Grainger PLC	5,726	15
Savills PLC	1,965	17

		32

UTILITIES 0.9%
Centrica PLC	142,540	112
Drax Group PLC	7,691	51
National Grid PLC	35,950	370
Severn Trent PLC	1,094	29
SSE PLC	8,765	148
United Utilities Group PLC	6,810	67

		777

Total United Kingdom		11,372

Total Common Stocks (Cost $92,562)		81,518

PREFERRED STOCKS 0.8%
GERMANY 0.8%
CONSUMER DISCRETIONARY 0.5%
Schaeffler AG	4,224	19
Volkswagen AG	3,361	410

		429

HEALTH CARE 0.1%
Sartorius AG	113	39

INDUSTRIALS 0.2%
Fuchs Petrolub SE	2,279	58

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Henkel AG & Co. KGaA	2,092	124

		182

Total Preferred Stocks (Cost $956)		650

REAL ESTATE INVESTMENT TRUSTS 1.7%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
GPT Group	9,884	24
Stockland	11,461	24
Vicinity Centres	16,421	18

		66

Total Australia		66

BELGIUM 0.1%
REAL ESTATE 0.1%
Cofinimmo SA	234	20
Retail Estates REIT	397	22
Warehouses De Pauw CVA	943	23

		65

Total Belgium		65

CANADA 0.1%
REAL ESTATE 0.1%
Allied Properties Real Estate Investment Trust	950	19
Canadian Apartment Properties REIT	806	25
Dream Office Real Estate Investment Trust	1,455	17
Granite Real Estate Investment Trust	583	28

		89

Total Canada		89

FRANCE 0.1%
REAL ESTATE 0.1%
Klepierre SA	1,536	27
Unibail-Rodamco-Westfield (a)	635	26

		53

Total France		53

HONG KONG 0.1%
REAL ESTATE 0.1%
Fortune REIT	29,000	21
Link REIT	8,100	57

		78

Total Hong Kong		78

JAPAN 0.9%
REAL ESTATE 0.9%
Activia Properties, Inc.	7	20
Advance Residence Investment Corp.	14	34
AEON REIT Investment Corp.	28	30
Daiwa House REIT Investment Corp.	13	27
Daiwa Office Investment Corp.	2	9
Daiwa Securities Living Investments Corp.	43	34
Frontier Real Estate Investment Corp.	2	7
Fukuoka REIT Corp.	20	23
GLP J-Reit	26	29
Hulic Reit, Inc.	20	23
Industrial & Infrastructure Fund Investment Corp.	20	23
Invincible Investment Corp.	99	31
Japan Excellent, Inc.	27	25
Japan Hotel REIT Investment Corp.	124	62
Japan Logistics Fund, Inc.	14	30
Japan Metropolitan Fund Invest	58	43
Japan Prime Realty Investment Corp.	8	22
Japan Real Estate Investment Corp.	7	29
Kenedix Office Investment Corp.	5	24

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Mori Hills REIT Investment Corp.	21	23
Mori Trust Sogo Reit, Inc.	27	26
Nippon Accommodations Fund, Inc.	3	14
Nippon Building Fund, Inc.	9	40
Nippon Prologis REIT, Inc.	13	28
Nomura Real Estate Master Fund, Inc.	28	31
NTT UD REIT Investment Corp.	30	31
Orix JREIT, Inc.	25	32
Sekisui House Reit, Inc.	50	28
United Urban Investment Corp.	29	30

		808

Total Japan		808

SINGAPORE 0.1%
REAL ESTATE 0.1%
Ascendas Real Estate Investment Trust	23,500	44
CapitaLand Integrated Commercial Trust	19,300	26
Keppel DC REIT	18,900	22
Mapletree Industrial Trust	17,035	28

		120

Total Singapore		120

SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi SA	1,958	9

Total Spain		9

UNITED KINGDOM 0.2%
REAL ESTATE 0.2%
Assura PLC	21,613	13
Big Yellow Group PLC	1,681	20
Great Portland Estates PLC	2,864	14
LondonMetric Property PLC	10,516	20
Segro PLC	4,547	38
Tritax Big Box REIT PLC	21,560	33

		138

Total United Kingdom		138

Total Real Estate Investment Trusts (Cost $1,835)		1,426

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		200

Total Short-Term Instruments (Cost $200)		200

Total Investments in Securities (Cost $95,553)		83,794

Total Investments 99.2% (Cost $95,553)		$83,794
Other Assets and Liabilities, net 0.8%		702

Net Assets 100.0%		$84,496

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$200	U.S. Treasury Bills 0.000% due 03/30/2023		$(204)	$200	$200

Total Repurchase Agreements							$(204)	$200	$200

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services				$0	$415	$0	$415
	Consumer Discretionary				0	360	0	360
	Consumer Staples				55	459	0	514
	Energy				98	326	0	424
	Financials				0	579	0	579
	Health Care				0	154	0	154
	Industrials				143	150	0	293
	Information Technology				0	47	0	47
	Materials				444	522	0	966
	Real Estate				0	35	0	35
	Utilities				0	220	0	220
Austria
	Energy				0	61	0	61
	Financials				0	24	0	24
	Industrials				0	28	0	28
	Information Technology				0	9	0	9
	Materials				0	20	0	20
	Real Estate				0	38	0	38
	Utilities				0	27	0	27
Belgium
	Communication Services				0	33	0	33
	Consumer Discretionary				0	16	0	16
	Consumer Staples				34	61	0	95
	Energy				15	0	0	15
	Financials				0	57	0	57
	Health Care				0	74	0	74
	Industrials				0	23	0	23
	Information Technology				0	32	0	32
	Materials				0	23	0	23
Canada
	Communication Services				458	0	0	458
	Consumer Discretionary				468	0	0	468
	Consumer Staples				663	0	0	663
	Energy				1,381	0	0	1,381
	Financials				710	0	0	710
	Health Care				15	0	0	15
	Industrials				904	0	0	904
	Information Technology				214	0	0	214
	Materials				863	0	0	863
	Real Estate				66	0	0	66
	Utilities				494	0	0	494
Chile
	Materials				0	18	0	18
Denmark
	Consumer Discretionary				0	17	0	17
	Consumer Staples				0	121	0	121
	Financials				34	58	0	92
	Health Care				0	1,099	0	1,099
	Industrials				284	213	0	497

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Materials	0	94	0	94
Utilities	48	0	0	48
Finland
Communication Services	0	55	0	55
Consumer Staples	88	0	0	88
Energy	0	102	0	102
Financials	0	269	0	269
Health Care	56	0	0	56
Industrials	0	72	0	72
Information Technology	0	119	0	119
Materials	77	101	0	178
Real Estate	0	52	0	52
Utilities	0	38	0	38
France
Communication Services	556	228	0	784
Consumer Discretionary	77	729	0	806
Consumer Staples	354	458	0	812
Energy	0	661	0	661
Financials	0	615	0	615
Health Care	0	537	0	537
Industrials	0	1,115	0	1,115
Information Technology	0	69	0	69
Materials	0	143	0	143
Utilities	381	264	0	645
Germany
Communication Services	36	202	0	238
Consumer Discretionary	547	628	0	1,175
Consumer Staples	34	82	0	116
Financials	0	831	0	831
Health Care	0	295	0	295
Industrials	0	397	0	397
Information Technology	0	164	0	164
Materials	0	365	0	365
Real Estate	0	92	0	92
Utilities	13	303	0	316
Hong Kong
Communication Services	24	102	0	126
Consumer Discretionary	0	105	0	105
Consumer Staples	36	0	0	36
Financials	0	34	0	34
Industrials	113	330	0	443
Information Technology	0	61	0	61
Real Estate	199	267	0	466
Utilities	18	135	0	153
Ireland
Consumer Discretionary	27	0	0	27
Consumer Staples	0	123	0	123
Financials	0	39	0	39
Health Care	452	0	0	452
Industrials	88	131	0	219
Materials	0	102	0	102
Israel
Communication Services	72	0	0	72
Consumer Staples	0	24	0	24
Energy	72	73	0	145
Financials	189	132	0	321
Health Care	50	0	0	50
Industrials	0	35	0	35
Information Technology	86	29	0	115
Materials	0	111	0	111
Real Estate	0	48	0	48
Italy
Communication Services	0	157	0	157
Consumer Discretionary	0	130	0	130
Consumer Staples	0	15	0	15
Energy	637	21	0	658
Financials	53	455	0	508
Health Care	0	104	0	104
Industrials	0	110	0	110
Utilities	0	434	0	434
Japan
Communication Services	590	1,409	0	1,999
Consumer Discretionary	1,283	2,800	0	4,083
Consumer Staples	461	1,989	0	2,450
Energy	0	749	0	749
Financials	158	1,454	0	1,612
Health Care	359	1,204	0	1,563
Industrials	409	4,856	0	5,265
Information Technology	217	1,728	0	1,945
Materials	110	1,406	0	1,516
Real Estate	0	127	0	127
Utilities	217	889	0	1,106
Luxembourg
Communication Services	24	61	0	85
Materials	0	325	0	325
Netherlands

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Communication Services	0	132	0	132
Consumer Discretionary	0	263	0	263
Consumer Staples	723	167	0	890
Financials	70	664	0	734
Health Care	46	0	0	46
Industrials	173	255	0	428
Information Technology	125	309	0	434
Materials	0	337	0	337
New Zealand
Communication Services	0	44	0	44
Health Care	0	25	0	25
Industrials	27	27	0	54
Real Estate	0	24	0	24
Utilities	0	48	0	48
Norway
Communication Services	109	0	0	109
Consumer Staples	0	151	0	151
Energy	798	62	0	860
Financials	0	85	0	85
Industrials	0	54	0	54
Information Technology	0	59	0	59
Materials	208	0	0	208
Real Estate	0	19	0	19
Portugal
Consumer Staples	49	0	0	49
Utilities	0	339	0	339
Singapore
Communication Services	220	0	0	220
Consumer Staples	54	113	0	167
Energy	0	37	0	37
Financials	0	383	0	383
Industrials	27	298	0	325
Information Technology	0	30	0	30
Utilities	0	72	0	72
South Africa
Health Care	0	27	0	27
Spain
Communication Services	0	498	0	498
Consumer Discretionary	0	90	0	90
Consumer Staples	0	42	0	42
Energy	0	520	0	520
Financials	85	805	0	890
Health Care	0	26	0	26
Industrials	0	136	0	136
Information Technology	0	42	0	42
Materials	0	30	0	30
Utilities	265	695	0	960
Sweden
Communication Services	224	50	0	274
Consumer Discretionary	36	159	0	195
Consumer Staples	0	294	0	294
Energy	0	34	0	34
Financials	94	133	0	227
Industrials	0	532	0	532
Information Technology	42	0	0	42
Materials	17	173	0	190
Real Estate	0	50	0	50
Switzerland
Communication Services	147	0	0	147
Consumer Discretionary	58	273	0	331
Consumer Staples	999	166	0	1,165
Financials	108	1,177	0	1,285
Health Care	0	1,100	0	1,100
Industrials	288	434	0	722
Information Technology	0	78	0	78
Materials	32	1,114	0	1,146
Real Estate	0	151	0	151
Utilities	0	39	0	39
United Kingdom
Communication Services	120	700	0	820
Consumer Discretionary	36	619	0	655
Consumer Staples	23	2,367	0	2,390
Energy	721	1,113	0	1,834
Financials	97	962	0	1,059
Health Care	478	1,353	0	1,831
Industrials	73	1,329	0	1,402
Information Technology	21	50	0	71
Materials	314	187	0	501
Real Estate	15	17	0	32
Utilities	112	665	0	777
Preferred Stocks
Germany
Consumer Discretionary	0	429	0	429
Health Care	0	39	0	39
Industrials	0	182	0	182
Real Estate Investment Trusts

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Australia
Real Estate	18	48	0	66
Belgium
Real Estate	0	65	0	65
Canada
Real Estate	89	0	0	89
France
Real Estate	0	53	0	53
Hong Kong
Real Estate	0	78	0	78
Japan
Real Estate	0	808	0	808
Singapore
Real Estate	44	76	0	120
Spain
Real Estate	0	9	0	9
United Kingdom
Real Estate	33	105	0	138
Short-Term Instruments
Repurchase Agreements	0	200	0	200

Total Investments	$22,772	$61,022	$0	$83,794

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 96.0%
IRELAND 0.1%
INFORMATION TECHNOLOGY 0.1%
Accenture PLC 'A'	543	$140

Total Ireland		140

SWITZERLAND 0.1%
FINANCIALS 0.1%
Chubb Ltd.	459	83

Total Switzerland		83

UNITED KINGDOM 0.3%
COMMUNICATION SERVICES 0.1%
Liberty Global PLC 'C' (a)	5,827	96

CONSUMER STAPLES 0.0%
Nomad Foods Ltd. (a)	26	0

ENERGY 0.0%
TechnipFMC PLC (a)	3,362	29

FINANCIALS 0.1%
Willis Towers Watson PLC	417	84

INDUSTRIALS 0.1%
Nvent Electric PLC	273	9
Pentair PLC	727	29

		38

MATERIALS 0.0%
Amcor PLC	3,130	34

Total United Kingdom		281

UNITED STATES 95.5%
COMMUNICATION SERVICES 4.3%
Activision Blizzard, Inc.	1,672	124
AMC Entertainment Holdings, Inc. (a)	1,102	3
AMC Entertainment Holdings, Inc. 'A' (a)	1,102	8
AMC Networks, Inc. 'A' (a)	637	13
AT&T, Inc.	76,063	1,167
Cable One, Inc.	12	10
Charter Communications, Inc. 'A' (a)	417	127
Cinemark Holdings, Inc. (a)	1,231	15
Comcast Corp. 'A'	19,766	580
Electronic Arts, Inc.	955	111
Fox Corp. 'A'	1,803	55
iHeartMedia, Inc. 'A' (a)	1,068	8
Interpublic Group of Cos., Inc.	1,992	51
John Wiley & Sons, Inc. 'A'	330	12
Liberty Broadband Corp. 'C' (a)	204	15
Liberty Media Corp.-Liberty Formula One 'C' (a)	361	21
Liberty Media Corp.-Liberty SiriusXM 'C' (a)	3,107	117
Live Nation Entertainment, Inc. (a)	249	19
Lumen Technologies, Inc.	22,314	162
New York Times Co. 'A'	311	9
News Corp. 'A'	3,154	48
Nexstar Media Group, Inc. 'A'	143	24
Omnicom Group, Inc.	1,534	97
Paramount Global	5,051	96

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Scholastic Corp.	242	7
Sinclair Broadcast Group, Inc. 'A'	359	6
T-Mobile U.S., Inc. (a)	1,377	185
Take-Two Interactive Software, Inc. (a)	222	24
TEGNA, Inc.	2,254	47
Telephone & Data Systems, Inc.	1,533	21
Verizon Communications, Inc.	21,652	822
Walt Disney Co. (a)	1,256	118
Yelp, Inc. (a)	490	17

		4,139

CONSUMER DISCRETIONARY 11.6%
Abercrombie & Fitch Co. 'A' (a)	1,026	16
Academy Sports & Outdoors, Inc.	244	10
Adient PLC (a)	2,079	58
Adtalem Global Education, Inc. (a)	713	26
Advance Auto Parts, Inc.	174	27
American Axle & Manufacturing Holdings, Inc. (a)	1,981	14
American Eagle Outfitters, Inc.	2,644	26
Aramark	542	17
Asbury Automotive Group, Inc. (a)	342	52
AutoNation, Inc. (a)	1,242	127
AutoZone, Inc. (a)	88	188
Bath & Body Works, Inc.	567	18
Bed Bath & Beyond, Inc. (a)	6,430	39
Best Buy Co., Inc.	3,018	191
Big Lots, Inc.	365	6
Bloomin' Brands, Inc.	637	12
Booking Holdings, Inc. (a)	38	62
BorgWarner, Inc.	1,494	47
Bright Horizons Family Solutions, Inc. (a)	102	6
Brunswick Corp.	542	35
Buckle, Inc.	619	20
Carnival Corp. (a)	6,243	44
Carter's, Inc.	785	51
Cheesecake Factory, Inc.	453	13
Chipotle Mexican Grill, Inc. (a)	72	108
Churchill Downs, Inc.	130	24
Cracker Barrel Old Country Store, Inc.	385	36
Dana, Inc.	2,311	26
Darden Restaurants, Inc.	118	15
Dave & Buster's Entertainment, Inc. (a)	346	11
Deckers Outdoor Corp. (a)	112	35
Designer Brands, Inc.'A'	1,776	27
Dick's Sporting Goods, Inc.	1,466	153
Dillard's, Inc. 'A'	75	20
Dollar General Corp.	1,377	330
Dollar Tree, Inc. (a)	1,193	162
Domino's Pizza, Inc.	227	70
Dorman Products, Inc. (a)	168	14
eBay, Inc.	5,603	206
Foot Locker, Inc.	2,746	85
Ford Motor Co.	91,477	1,025
G-III Apparel Group Ltd. (a)	544	8
Gap, Inc.	7,259	60
General Motors Co.	24,731	794
Genesco, Inc. (a)	233	9
Gentex Corp.	1,350	32
Genuine Parts Co.	454	68
Goodyear Tire & Rubber Co. (a)	9,764	99
Graham Holdings Co. 'B'	30	16
Grand Canyon Education, Inc. (a)	198	16
Group 1 Automotive, Inc.	274	39
Guess?, Inc.	479	7
H&R Block, Inc.	2,751	117
Hanesbrands, Inc.	2,471	17
Harley-Davidson, Inc.	795	28
Hasbro, Inc.	131	9
Helen of Troy Ltd. (a)	67	6
Hilton Grand Vacations, Inc. (a)	420	14
Hilton Worldwide Holdings, Inc.	502	61
Home Depot, Inc.	1,104	305
International Game Technology PLC	1,004	16
Jack in the Box, Inc.	412	30
Kohl's Corp.	5,317	134
Kontoor Brands, Inc.	514	17
La-Z-Boy, Inc.	651	15
Las Vegas Sands Corp. (a)	1,301	49
LCI Industries	120	12
Lear Corp.	488	58
Leggett & Platt, Inc.	799	27
Lithia Motors, Inc.	74	16
LKQ Corp.	371	17
Lowe's Cos., Inc.	1,974	371
Macy's, Inc.	11,395	179

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Marriott International, Inc. 'A'	616	86
Mattel, Inc. (a)	574	11
McDonald's Corp.	3,597	830
MDC Holdings, Inc.	378	10
Meritage Homes Corp. (a)	187	13
Murphy USA, Inc.	609	167
Newell Brands, Inc.	642	9
NIKE, Inc. 'B'	471	39
Nordstrom, Inc.	2,571	43
NVR, Inc. (a)	10	40
O'Reilly Automotive, Inc. (a)	408	287
ODP Corp. (a)	657	23
Penske Automotive Group, Inc.	630	62
Polaris, Inc.	179	17
Pool Corp.	208	66
PulteGroup, Inc.	2,165	81
PVH Corp.	419	19
Qurate Retail, Inc.	13,412	27
Ralph Lauren Corp.	570	48
Ross Stores, Inc.	128	11
Sally Beauty Holdings, Inc. (a)	1,926	24
Service Corp. International	911	53
Signet Jewelers Ltd.	927	53
Sonic Automotive, Inc. 'A'	257	11
Starbucks Corp.	376	32
Steven Madden Ltd.	443	12
Target Corp.	7,295	1,082
Taylor Morrison Home Corp. 'A' (a)	1,458	34
Tempur Sealy International, Inc.	1,225	30
Terminix Global Holdings, Inc. (a)	362	14
Tesla, Inc. (a)	3,571	947
Texas Roadhouse, Inc.	196	17
Thor Industries, Inc.	354	25
TJX Cos., Inc.	395	25
Toll Brothers, Inc.	1,301	55
TopBuild Corp. (a)	49	8
Tractor Supply Co.	479	89
Tri Pointe Homes, Inc. (a)	1,869	28
Ulta Beauty, Inc. (a)	204	82
Urban Outfitters, Inc. (a)	758	15
Vail Resorts, Inc.	174	38
VF Corp.	321	10
Vista Outdoor, Inc. (a)	256	6
Visteon Corp. (a)	270	29
Wendy's Co.	2,899	54
Whirlpool Corp.	878	118
Williams-Sonoma, Inc.	866	102
Wyndham Hotels & Resorts, Inc.	419	26
Yum! Brands, Inc.	1,437	153

		11,159

CONSUMER STAPLES 14.7%
Altria Group, Inc.	14,118	570
Andersons, Inc.	397	12
Archer-Daniels-Midland Co.	6,728	541
B&G Foods, Inc.	774	13
Boston Beer Co., Inc. 'A' (a)	35	11
Brown-Forman Corp. 'B'	938	63
Bunge Ltd.	3,259	269
Cal-Maine Foods, Inc.	630	35
Campbell Soup Co.	1,052	50
Casey's General Stores, Inc.	389	79
Central Garden & Pet Co. 'A' (a)	281	10
Church & Dwight Co., Inc.	1,188	85
Clorox Co.	486	62
Coca-Cola Co.	20,189	1,131
Colgate-Palmolive Co.	4,164	293
Conagra Brands, Inc.	2,517	82
Constellation Brands, Inc. 'A'	621	143
Costco Wholesale Corp.	2,276	1,075
Edgewell Personal Care Co.	732	27
Estee Lauder Cos., Inc. 'A'	303	65
Flowers Foods, Inc.	1,277	32
Fresh Del Monte Produce, Inc.	424	10
General Mills, Inc.	3,835	294
Hain Celestial Group, Inc. (a)	384	7
Herbalife Nutrition Ltd. (a)	513	10
Hershey Co.	605	133
Hormel Foods Corp.	1,418	64
Ingles Markets, Inc. 'A'	186	15
Ingredion, Inc.	830	67
J M Smucker Co.	845	116
Kellogg Co.	1,973	137
Keurig Dr Pepper, Inc.	3,623	130
Kimberly-Clark Corp.	1,852	208

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Kraft Heinz Co.	9,238	308
Kroger Co.	11,537	505
Lamb Weston Holdings, Inc.	741	57
Lancaster Colony Corp.	130	20
McCormick & Co., Inc.	878	63
Molson Coors Beverage Co. 'B'	3,289	158
Mondelez International, Inc. 'A'	7,518	412
Monster Beverage Corp. (a)	416	36
National Beverage Corp.	171	7
Nu Skin Enterprises, Inc. 'A'	1,061	35
PepsiCo, Inc.	7,715	1,260
Performance Food Group Co. (a)	1,010	43
Philip Morris International, Inc.	9,554	793
Post Holdings, Inc. (a)	503	41
PriceSmart, Inc.	170	10
Procter & Gamble Co.	11,940	1,507
SpartanNash Co.	504	15
Sprouts Farmers Market, Inc. (a)	2,930	81
Sysco Corp.	1,476	104
TreeHouse Foods, Inc. (a)	657	28
Tyson Foods, Inc. 'A'	3,805	251
U.S. Foods Holding Corp. (a)	2,276	60
United Natural Foods, Inc. (a)	737	25
Universal Corp.	189	9
USANA Health Sciences, Inc. (a)	114	6
Vector Group Ltd.	1,715	15
Walgreens Boots Alliance, Inc.	13,210	415
Walmart, Inc.	15,538	2,015
Weis Markets, Inc.	129	9

		14,127

ENERGY 13.0%
Antero Resources Corp. (a)	3,688	113
APA Corp.	928	32
Arch Resources, Inc.	62	7
Archrock, Inc.	1,457	9
Baker Hughes Co.	12,484	262
Cheniere Energy, Inc.	362	60
Chevron Corp.	17,538	2,520
CNX Resources Corp. (a)	1,923	30
ConocoPhillips	8,013	820
Coterra Energy, Inc.	2,245	59
CVR Energy, Inc.	586	17
Delek U.S. Holdings, Inc.	2,099	57
Devon Energy Corp.	3,500	210
Diamondback Energy, Inc.	287	35
Dril-Quip, Inc. (a)	374	7
DT Midstream, Inc. (a)	158	8
EOG Resources, Inc.	884	99
EQT Corp.	548	22
Equitrans Midstream Corp.	1,410	11
Exxon Mobil Corp.	32,462	2,834
Halliburton Co.	1,264	31
Helmerich & Payne, Inc.	1,408	52
Hess Corp.	1,157	126
Kinder Morgan, Inc.	7,621	127
Kosmos Energy Ltd. (a)	1,978	10
Marathon Oil Corp.	16,048	362
Marathon Petroleum Corp.	11,368	1,129
Matador Resources Co.	180	9
Murphy Oil Corp.	2,223	78
Nabors Industries Ltd. (a)	78	8
NOV, Inc.	7,892	128
Occidental Petroleum Corp.	9,350	575
Oceaneering International, Inc. (a)	1,231	10
ONEOK, Inc.	650	33
Ovintiv, Inc.	687	32
Patterson-UTI Energy, Inc.	4,534	53
PBF Energy, Inc. 'A' (a)	4,320	152
PDC Energy, Inc.	160	9
Peabody Energy Corp. (a)	1,326	33
Permian Resources Corp. (a)	1,980	13
Phillips 66	7,902	638
Pioneer Natural Resources Co.	346	75
Range Resources Corp.	2,017	51
Schlumberger NV	6,802	244
SM Energy Co.	2,033	76
Targa Resources Corp.	1,328	80
Transocean Ltd. (a)	18,549	46
Valero Energy Corp.	10,240	1,094
Williams Cos., Inc.	1,848	53

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2022 (Unaudited)

World Fuel Services Corp.	1,166	27

		12,566

FINANCIALS 10.4%
Affiliated Managers Group, Inc.	305	34
Aflac, Inc.	1,990	112
Alleghany Corp. (a)	18	15
Allstate Corp.	3,774	470
Ally Financial, Inc.	5,715	159
American Equity Investment Life Holding Co.	482	18
American Express Co.	834	113
American Financial Group, Inc.	116	14
American International Group, Inc.	10,000	475
Ameriprise Financial, Inc.	167	42
Aon PLC 'A'	543	145
Ares Management Corp.	543	34
Arthur J Gallagher & Co.	855	146
Artisan Partners Asset Management, Inc. 'A'	326	9
Assurant, Inc.	87	13
Bank of New York Mellon Corp.	5,212	201
Berkshire Hathaway, Inc. 'B' (a)	2,464	658
Blackstone, Inc.	635	53
Brighthouse Financial, Inc. (a)	983	43
Brightsphere Investment Group, Inc.	571	9
Brown & Brown, Inc.	1,066	64
Capital One Financial Corp.	5,370	495
Capitol Federal Financial, Inc.	870	7
Citigroup, Inc.	29,827	1,243
CME Group, Inc.	1,340	237
CNO Financial Group, Inc.	1,402	25
Comerica, Inc.	196	14
Commerce Bancshares, Inc.	180	12
Cullen/Frost Bankers, Inc.	93	12
Discover Financial Services	1,536	140
East West Bancorp, Inc.	228	15
Erie Indemnity Co. 'A'	113	25
Evercore, Inc. 'A'	220	18
FactSet Research Systems, Inc.	116	46
Federated Hermes, Inc. 'B'	754	25
Fidelity National Financial, Inc.	705	26
First American Financial Corp.	962	44
First Horizon Corp.	525	12
Franklin Resources, Inc.	5,854	126
Genworth Financial, Inc. 'A' (a)	7,818	27
Glacier Bancorp, Inc.	206	10
Globe Life, Inc.	104	10
Goldman Sachs Group, Inc.	914	268
Hanover Insurance Group, Inc.	305	39
Houlihan Lokey, Inc.	315	24
Interactive Brokers Group, Inc. 'A'	316	20
Intercontinental Exchange, Inc.	1,356	123
Invesco Ltd.	7,646	105
Jackson Financial, Inc.	371	10
Jefferies Financial Group, Inc.	2,017	60
Lincoln National Corp.	3,136	138
Loews Corp.	1,839	92
LPL Financial Holdings, Inc.	623	136
M&T Bank Corp.	267	47
Markel Corp. (a)	18	20
MarketAxess Holdings, Inc.	49	11
Marsh & McLennan Cos., Inc.	2,145	320
Mercury General Corp.	329	9
MetLife, Inc.	4,508	274
MGIC Investment Corp.	1,038	13
Moelis & Co. 'A'	232	8
Moody's Corp.	30	7
Morningstar, Inc.	107	23
MSCI, Inc.	139	59
Nasdaq, Inc.	746	42
Navient Corp.	3,888	57
Nelnet, Inc. 'A'	105	8
New York Community Bancorp, Inc.	3,464	30
Old Republic International Corp.	1,196	25
OneMain Holdings, Inc.	450	13
PacWest Bancorp	683	15
PRA Group, Inc. (a)	310	10
Principal Financial Group, Inc.	383	28
ProAssurance Corp.	517	10
Progressive Corp.	2,816	327
Prosperity Bancshares, Inc.	143	10
Prudential Financial, Inc.	3,733	320
Raymond James Financial, Inc.	282	28
Regions Financial Corp.	1,000	20
Reinsurance Group of America, Inc.	110	14
RLI Corp.	194	20

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2022 (Unaudited)

S&P Global, Inc.	102	31
SEI Investments Co.	866	42
SLM Corp.	1,551	22
South State Corp.	131	10
Stewart Information Services Corp.	370	16
Stifel Financial Corp.	164	9
Synchrony Financial	3,115	88
Synovus Financial Corp.	266	10
T Rowe Price Group, Inc.	355	37
Travelers Cos., Inc.	2,479	380
United Bankshares, Inc.	290	10
Unum Group	4,169	162
Valley National Bancorp	901	10
Virtu Financial, Inc. 'A'	646	13
Voya Financial, Inc.	166	10
Washington Federal, Inc.	350	10
Wells Fargo & Co.	23,416	942
White Mountains Insurance Group Ltd.	21	27
Wintrust Financial Corp.	121	10
WR Berkley Corp.	302	20

		10,038

HEALTH CARE 17.1%
AbbVie, Inc.	4,696	630
Acadia Healthcare Co., Inc. (a)	168	13
Align Technology, Inc. (a)	53	11
Alnylam Pharmaceuticals, Inc. (a)	202	40
AmerisourceBergen Corp.	375	51
Amgen, Inc.	2,990	674
AMN Healthcare Services, Inc. (a)	167	18
Baxter International, Inc.	2,272	122
Becton Dickinson & Co.	999	223
Bio-Rad Laboratories, Inc. 'A' (a)	49	20
Biogen, Inc. (a)	172	46
BioMarin Pharmaceutical, Inc. (a)	300	25
Boston Scientific Corp. (a)	2,166	84
Bristol-Myers Squibb Co.	11,534	820
Brookdale Senior Living, Inc. (a)	2,092	9
Bruker Corp.	221	12
Cardinal Health, Inc.	4,868	325
Centene Corp. (a)	868	67
Change Healthcare, Inc.	460	13
Chemed Corp.	110	48
Cigna Corp.	424	118
Cooper Cos., Inc.	93	25
CVS Health Corp.	10,295	982
Danaher Corp.	1,240	320
DaVita, Inc. (a)	1,580	131
Dentsply Sirona, Inc.	1,132	32
Elevance Health, Inc.	1,264	574
Eli Lilly & Co.	3,085	997
Encompass Health Corp.	511	23
Envista Holdings Corp. (a)	264	9
Exelixis, Inc. (a)	518	8
Gilead Sciences, Inc.	14,908	920
Haemonetics Corp. (a)	167	12
HCA Healthcare, Inc.	377	69
Henry Schein, Inc. (a)	900	59
Hologic, Inc. (a)	1,303	84
Humana, Inc.	414	201
IDEXX Laboratories, Inc. (a)	27	9
Incyte Corp. (a)	302	20
Ionis Pharmaceuticals, Inc. (a)	242	11
Johnson & Johnson	13,091	2,139
Laboratory Corp. of America Holdings	216	44
LHC Group, Inc. (a)	114	19
Masimo Corp. (a)	111	16
McKesson Corp.	2,235	760
Merck & Co., Inc.	19,090	1,644
Mettler-Toledo International, Inc. (a)	67	73
Moderna, Inc. (a)	76	9
Molina Healthcare, Inc. (a)	273	90
Myriad Genetics, Inc. (a)	780	15
Organon & Co.	3,090	72
Owens & Minor, Inc.	957	23
Patterson Cos., Inc.	1,090	26
Pediatrix Medical Group, Inc. (a)	1,067	18
Pfizer, Inc.	38,186	1,671
Premier, Inc. 'A'	774	26
Quest Diagnostics, Inc.	749	92
Regeneron Pharmaceuticals, Inc. (a)	219	151
ResMed, Inc.	415	91
Royalty Pharma PLC 'A'	919	37
Sarepta Therapeutics, Inc. (a)	136	15
Seagen, Inc. (a)	220	30

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Select Medical Holdings Corp.	407	9
STERIS PLC	319	53
Teleflex, Inc.	72	14
Tenet Healthcare Corp. (a)	2,058	106
Thermo Fisher Scientific, Inc.	592	300
United Therapeutics Corp. (a)	592	124
UnitedHealth Group, Inc.	1,322	668
Universal Health Services, Inc. 'B'	225	20
Vertex Pharmaceuticals, Inc. (a)	384	111
Viatris, Inc.	7,485	64
Waters Corp. (a)	101	27
West Pharmaceutical Services, Inc.	71	17
Zoetis, Inc.	137	20

		16,449

INDUSTRIALS 8.8%
3M Co.	1,547	171
A O Smith Corp.	713	35
AAR Corp. (a)	368	13
ABM Industries, Inc.	851	32
Acuity Brands, Inc.	241	38
AECOM	1,164	80
Aerojet Rocketdyne Holdings, Inc. (a)	530	21
AGCO Corp.	777	75
Allison Transmission Holdings, Inc.	1,353	46
AMERCO	39	20
American Airlines Group, Inc. (a)	8,817	106
Apogee Enterprises, Inc.	274	10
Applied Industrial Technologies, Inc.	102	10
ArcBest Corp.	138	10
Arcosa, Inc.	274	16
Armstrong World Industries, Inc.	140	11
ASGN, Inc. (a)	80	7
Atlas Air Worldwide Holdings, Inc. (a)	416	40
Avis Budget Group, Inc. (a)	1,623	241
Boise Cascade Co.	365	22
Booz Allen Hamilton Holding Corp.	1,346	124
Builders FirstSource, Inc. (a)	434	26
BWX Technologies, Inc.	762	38
CACI International, Inc. 'A' (a)	166	43
Carlisle Cos., Inc.	79	22
Carrier Global Corp.	290	10
Caterpillar, Inc.	405	66
CH Robinson Worldwide, Inc.	1,328	128
Cintas Corp.	149	58
Clean Harbors, Inc. (a)	203	22
Comfort Systems USA, Inc.	100	10
Copart, Inc. (a)	476	51
CoreCivic, Inc. (a)	1,677	15
CSX Corp.	4,623	123
Cummins, Inc.	252	51
Curtiss-Wright Corp.	235	33
Delta Air Lines, Inc. (a)	202	6
Deluxe Corp.	389	6
Donaldson Co., Inc.	486	24
Dycom Industries, Inc. (a)	104	10
Emerson Electric Co.	701	51
Encore Wire Corp.	172	20
Equifax, Inc.	382	65
Expeditors International of Washington, Inc.	938	83
Fastenal Co.	1,319	61
Fluor Corp. (a)	3,393	84
Franklin Electric Co., Inc.	124	10
FTI Consulting, Inc. (a)	420	70
GATX Corp.	303	26
Generac Holdings, Inc. (a)	201	36
General Dynamics Corp.	368	78
General Electric Co.	6,614	409
GMS, Inc. (a)	266	11
Graco, Inc.	353	21
Granite Construction, Inc.	577	15
Greenbrier Cos., Inc.	930	23
Hawaiian Holdings, Inc. (a)	1,309	17
Healthcare Services Group, Inc.	1,056	13
HEICO Corp.	164	24
Hexcel Corp.	738	38
Hillenbrand, Inc.	265	10
HNI Corp.	355	9
Howmet Aerospace, Inc.	1,262	39
Hub Group, Inc. 'A' (a)	314	22
Hubbell, Inc.	142	32
Huntington Ingalls Industries, Inc.	90	20
IDEX Corp.	224	45
Illinois Tool Works, Inc.	655	118
Insperity, Inc.	162	17

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2022 (Unaudited)

ITT, Inc.	238	16
Jacobs Solutions, Inc.	589	64
JB Hunt Transport Services, Inc.	197	31
JetBlue Airways Corp. (a)	4,596	30
KAR Auction Services, Inc. (a)	2,042	23
KBR, Inc.	1,277	55
Knight-Swift Transportation Holdings, Inc.	1,140	56
L3Harris Technologies, Inc.	1,133	235
Landstar System, Inc.	278	40
Leidos Holdings, Inc.	622	54
Lennox International, Inc.	197	44
Lincoln Electric Holdings, Inc.	359	45
Lockheed Martin Corp.	1,557	601
ManpowerGroup, Inc.	895	58
Masco Corp.	483	23
Matson, Inc.	105	6
MDU Resources Group, Inc.	1,391	38
MillerKnoll, Inc.	433	7
Moog, Inc. 'A'	236	17
MSC Industrial Direct Co., Inc. 'A'	640	47
Mueller Industries, Inc.	526	31
Nielsen Holdings PLC	1,578	44
Nordson Corp.	184	39
Norfolk Southern Corp.	277	58
Northrop Grumman Corp.	932	438
NOW, Inc. (a)	1,333	13
Old Dominion Freight Line, Inc.	133	33
Oshkosh Corp.	406	29
Otis Worldwide Corp.	756	48
Owens Corning	541	42
PACCAR, Inc.	477	40
Parker-Hannifin Corp.	147	36
Pitney Bowes, Inc.	2,197	5
Primoris Services Corp.	422	7
Quanta Services, Inc.	990	126
Raytheon Technologies Corp.	2,253	184
Regal Rexnord Corp.	109	15
Republic Services, Inc.	1,111	151
Resideo Technologies, Inc. (a)	545	10
Robert Half International, Inc.	418	32
Rockwell Automation, Inc.	69	15
Rollins, Inc.	1,064	37
Rush Enterprises, Inc. 'A'	454	20
Ryder System, Inc.	807	61
Saia, Inc. (a)	41	8
Schneider National, Inc. 'B'	666	13
Simpson Manufacturing Co., Inc.	125	10
SkyWest, Inc. (a)	419	7
Snap-on, Inc.	132	27
Southwest Airlines Co. (a)	166	5
Spirit AeroSystems Holdings, Inc. 'A'	1,924	42
Steelcase, Inc. 'A'	1,190	8
Stericycle, Inc. (a)	295	12
Terex Corp.	932	28
Tetra Tech, Inc.	86	11
Timken Co.	511	30
Toro Co.	579	50
TransDigm Group, Inc.	73	38
TriNet Group, Inc. (a)	151	11
Trinity Industries, Inc.	1,115	24
TrueBlue, Inc. (a)	512	10
UFP Industries, Inc.	496	36
Union Pacific Corp.	1,775	346
United Airlines Holdings, Inc. (a)	870	28
United Parcel Service, Inc. 'B'	2,916	471
Valmont Industries, Inc.	37	10
Verisk Analytics, Inc.	756	129
Veritiv Corp. (a)	61	6
Wabtec Corp.	290	24
Waste Connections, Inc.	984	133
Waste Management, Inc.	1,909	306
Watsco, Inc.	305	78
Werner Enterprises, Inc.	1,123	42
WESCO International, Inc. (a)	972	116
WW Grainger, Inc.	116	57
Xylem, Inc.	287	25

		8,482

INFORMATION TECHNOLOGY 9.7%
Advanced Micro Devices, Inc. (a)	2,308	146
Akamai Technologies, Inc. (a)	443	36
Amdocs Ltd.	1,028	82
Amkor Technology, Inc.	666	11
Amphenol Corp. 'A'	602	40
Ansys, Inc. (a)	118	26

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Apple, Inc.	9,333	1,290
Applied Materials, Inc.	1,018	83
Arista Networks, Inc. (a)	374	42
Arrow Electronics, Inc. (a)	1,190	110
Autodesk, Inc. (a)	87	16
Automatic Data Processing, Inc.	926	209
Avnet, Inc.	1,538	56
Belden, Inc.	323	19
Black Knight, Inc. (a)	474	31
Bread Financial Holdings, Inc.	1,631	51
Broadcom, Inc.	755	335
Broadridge Financial Solutions, Inc.	735	106
Cadence Design Systems, Inc. (a)	393	64
CDW Corp.	235	37
Ciena Corp. (a)	225	9
Cirrus Logic, Inc. (a)	272	19
Cisco Systems, Inc.	8,696	348
Citrix Systems, Inc.	796	83
Conduent, Inc. (a)	2,574	9
Corning, Inc.	9,718	282
CSG Systems International, Inc.	270	14
Dell Technologies, Inc. 'C'	64	2
Dolby Laboratories, Inc. 'A'	236	15
DXC Technology Co. (a)	3,058	75
EchoStar Corp. 'A' (a)	614	10
F5, Inc. (a)	182	26
Fair Isaac Corp. (a)	74	31
First Solar, Inc. (a)	177	23
Fiserv, Inc. (a)	788	74
Flex Ltd. (a)	2,513	42
Fortinet, Inc. (a)	548	27
Gartner, Inc. (a)	129	36
Genpact Ltd.	1,124	49
GoDaddy, Inc. 'A' (a)	264	19
Hewlett Packard Enterprise Co.	21,726	260
HP, Inc.	4,721	118
Insight Enterprises, Inc. (a)	223	18
International Business Machines Corp.	9,289	1,104
Intuit, Inc.	84	33
Jabil, Inc.	2,207	127
Jack Henry & Associates, Inc.	480	88
Juniper Networks, Inc.	7,813	204
KLA Corp.	359	109
Kyndryl Holdings, Inc. (a)	4,943	41
Lam Research Corp.	110	40
Littelfuse, Inc.	37	7
Lumentum Holdings, Inc. (a)	109	7
Manhattan Associates, Inc. (a)	101	13
Mastercard, Inc. 'A'	1,468	417
MAXIMUS, Inc.	554	32
Monolithic Power Systems, Inc.	68	25
Motorola Solutions, Inc.	1,483	332
National Instruments Corp.	284	11
NCR Corp. (a)	703	13
NetApp, Inc.	369	23
NetScout Systems, Inc. (a)	652	20
NortonLifeLock, Inc.	4,690	94
NVIDIA Corp.	253	31
ON Semiconductor Corp. (a)	653	41
Oracle Corp.	11,191	683
Palo Alto Networks, Inc. (a)	526	86
Paychex, Inc.	1,211	136
Plexus Corp. (a)	203	18
PTC, Inc. (a)	140	15
Pure Storage, Inc. 'A' (a)	457	13
QUALCOMM, Inc.	3,089	349
Roper Technologies, Inc.	57	21
Sanmina Corp. (a)	671	31
Science Applications International Corp.	257	23
Seagate Technology Holdings PLC	527	28
Skyworks Solutions, Inc.	185	16
Splunk, Inc. (a)	259	20
Super Micro Computer, Inc. (a)	281	15
Synaptics, Inc. (a)	230	23
Synopsys, Inc. (a)	203	62
Teledyne Technologies, Inc. (a)	129	44
Teradata Corp. (a)	614	19
Teradyne, Inc.	386	29
Texas Instruments, Inc.	742	115
Tyler Technologies, Inc. (a)	32	11
VeriSign, Inc. (a)	96	17
Visa, Inc. 'A'	658	117
Vishay Intertechnology, Inc.	1,432	25
VMware, Inc. 'A'	203	22
Western Digital Corp. (a)	2,578	84
Western Union Co.	1,581	21

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2022 (Unaudited)

WEX, Inc. (a)	98	12
Wolfspeed, Inc. (a)	223	23
Xerox Holdings Corp.	3,054	40

		9,309

MATERIALS 3.4%
Air Products & Chemicals, Inc.	264	61
Albemarle Corp.	225	60
Alcoa Corp.	3,769	127
AptarGroup, Inc.	318	30
Arconic Corp. (a)	787	13
Ashland, Inc.	82	8
ATI, Inc. (a)	594	16
Avery Dennison Corp.	261	43
Avient Corp.	349	11
Axalta Coating Systems Ltd. (a)	653	14
Ball Corp.	842	41
Berry Global Group, Inc. (a)	758	35
Cabot Corp.	473	30
Carpenter Technology Corp.	480	15
Celanese Corp.	197	18
CF Industries Holdings, Inc.	314	30
Chemours Co.	765	19
Commercial Metals Co.	1,564	56
Corteva, Inc.	1,400	80
Crown Holdings, Inc.	807	65
DuPont de Nemours, Inc.	3,214	162
Eastman Chemical Co.	288	20
Ecolab, Inc.	321	46
FMC Corp.	202	21
Graphic Packaging Holding Co.	4,447	88
Greif, Inc. 'A'	226	14
Huntsman Corp.	278	7
Innospec, Inc.	131	11
International Flavors & Fragrances, Inc.	476	43
Kaiser Aluminum Corp.	134	8
Louisiana-Pacific Corp.	744	38
LyondellBasell Industries NV 'A'	4,017	302
Mosaic Co.	9,961	481
NewMarket Corp.	47	14
Newmont Corp.	1,728	73
Nucor Corp.	1,478	158
O-I Glass, Inc. (a)	2,293	30
Olin Corp.	1,738	75
Packaging Corp. of America	112	13
PPG Industries, Inc.	229	25
Reliance Steel & Aluminum Co.	814	142
Royal Gold, Inc.	206	19
RPM International, Inc.	922	77
Scotts Miracle-Gro Co.	310	13
Sealed Air Corp.	1,761	78
Sensient Technologies Corp.	288	20
Sherwin-Williams Co.	355	73
Silgan Holdings, Inc.	705	30
Sonoco Products Co.	884	50
Steel Dynamics, Inc.	899	64
Stepan Co.	109	10
Sylvamo Corp.	865	29
United States Steel Corp.	3,995	72
Vulcan Materials Co.	191	30
Warrior Met Coal, Inc.	1,602	46
WestRock Co.	4,205	130
Worthington Industries, Inc.	234	9

		3,293

REAL ESTATE 0.0%
Anywhere Real Estate, Inc. (a)	2,319	19
DigitalBridge Group, Inc.	2,075	26

		45

UTILITIES 2.5%
AES Corp.	4,399	100
Alliant Energy Corp.	350	19
Ameren Corp.	389	31
American Electric Power Co., Inc.	1,417	123
Atmos Energy Corp.	224	23
Avista Corp.	482	18
CenterPoint Energy, Inc.	955	27
Clearway Energy, Inc. 'C'	766	24
CMS Energy Corp.	439	26
Consolidated Edison, Inc.	537	46
Dominion Energy, Inc.	1,927	133

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2022 (Unaudited)

DTE Energy Co.	257	30
Duke Energy Corp.	1,165	108
Edison International	579	33
Entergy Corp.	656	66
Essential Utilities, Inc.	372	15
Evergy, Inc.	1,000	59
Eversource Energy	515	40
Exelon Corp.	12,777	479
FirstEnergy Corp.	869	32
Hawaiian Electric Industries, Inc.	571	20
IDACORP, Inc.	82	8
National Fuel Gas Co.	624	38
NextEra Energy, Inc.	2,733	214
NiSource, Inc.	617	16
NRG Energy, Inc.	664	25
OGE Energy Corp.	329	12
Ormat Technologies, Inc.	203	18
PG&E Corp. (a)	2,938	37
Pinnacle West Capital Corp.	140	9
PNM Resources, Inc.	222	10
PPL Corp.	1,079	27
Public Service Enterprise Group, Inc.	1,855	104
Sempra Energy	476	71
Southern Co.	1,607	109
Southwest Gas Holdings, Inc.	201	14
Vistra Corp.	5,522	116
WEC Energy Group, Inc.	477	43
Xcel Energy, Inc.	825	53

		2,376

Total United States		91,983

Total Common Stocks (Cost $92,559)		92,487

REAL ESTATE INVESTMENT TRUSTS 3.2%
UNITED STATES 3.2%
FINANCIALS 0.3%
AGNC Investment Corp.	4,133	35
Annaly Capital Mangaement, Inc.	2,345	40
Apollo Commercial Real Estate Finance, Inc.	1,169	10
Blackstone Mortgage Trust, Inc. 'A'	1,105	26
Chimera Investment Corp.	3,403	18
Ladder Capital Corp. REIT	1,189	10
MFA Financial, Inc.	2,334	18
New York Mortgage Trust, Inc.	3,319	8
PennyMac Mortgage Investment Trust	2,451	29
Redwood Trust, Inc.	1,748	10
Rithm Capital Corp.	8,773	64
Starwood Property Trust, Inc.	2,262	41
Two Harbors Investment Corp.	4,240	14

		323

REAL ESTATE 2.9%
Agree Realty Corp.	121	8
Alexander & Baldwin, Inc.	642	11
American Homes 4 Rent 'A'	1,102	36
American Tower Corp.	1,121	241
Americold Realty Trust, Inc.	770	19
Apartment Income REIT Corp.	221	9
Apple Hospitality REIT, Inc.	2,261	32
Brandywine Realty Trust	1,501	10
Brixmor Property Group, Inc.	489	9
Camden Property Trust	516	62
Corporate Office Properties Trust	659	15
Cousins Properties, Inc.	756	18
Crown Castle, Inc.	938	136
CubeSmart	902	36
DiamondRock Hospitality Co.	1,647	12
Digital Realty Trust, Inc.	448	44
Douglas Emmett, Inc.	709	13
Duke Realty Corp.	1,986	96
EastGroup Properties, Inc.	136	20
Equinix, Inc.	157	89
Equity Commonwealth	795	19
Equity LifeStyle Properties, Inc.	560	35
Extra Space Storage, Inc.	494	85
Federal Realty Investment Trust	326	29
First Industrial Realty Trust, Inc.	521	23
Gaming & Leisure Properties, Inc.	1,394	62
Healthcare Realty Trust, Inc.	2,066	43
Highwoods Properties, Inc.	456	12
Host Hotels & Resorts, Inc.	3,082	49

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2022 (Unaudited)

Invitation Homes, Inc.	2,435	82
Iron Mountain, Inc.	1,654	73
Kilroy Realty Corp.	687	29
Kimco Realty Corp.	1,742	32
Kite Realty Group Trust	662	11
Lamar Advertising Co. 'A'	423	35
Life Storage, Inc.	378	42
LXP Industrial Trust	1,777	16
Macerich Co.	1,897	15
Medical Properties Trust, Inc.	1,362	16
National Retail Properties, Inc.	286	11
Office Properties Income Trust	559	8
Omega Healthcare Investors, Inc.	771	23
Paramount Group, Inc.	3,263	20
Park Hotels & Resorts, Inc.	4,485	51
Physicians Realty Trust	1,305	20
Piedmont Office Realty Trust, Inc. 'A'	1,323	14
Prologis, Inc.	1,854	188
Public Storage	649	190
Rayonier, Inc.	861	26
Realty Income Corp.	881	51
Regency Centers Corp.	799	43
Rexford Industrial Realty, Inc.	269	14
RLJ Lodging Trust	1,792	18
Ryman Hospitality Properties, Inc.	241	18
SBA Communications Corp.	218	62
Service Properties Trust	1,882	10
Simon Property Group, Inc.	329	30
SITE Centers Corp.	1,644	18
SL Green Realty Corp.	235	10
Spirit Realty Capital, Inc.	222	8
Sun Communities, Inc.	328	44
Sunstone Hotel Investors, Inc.	1,488	14
UDR, Inc.	1,338	56
Veris Residential, Inc. (a)	833	10
VICI Properties, Inc.	2,861	85
Washington REIT	682	12
Weyerhaeuser Co.	1,128	32
WP Carey, Inc.	989	69
Xenia Hotels & Resorts, Inc.	884	12

		2,791

Total Real Estate Investment Trusts (Cost $3,552)		3,114

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (b) 0.7%		649

Total Short-Term Instruments (Cost $649)		649

Total Investments in Securities (Cost $96,760)		96,250

Total Investments 99.9% (Cost $96,760)		$96,250
Other Assets and Liabilities, net 0.1%		104

Net Assets 100.0%		$96,354

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$649	U.S. Treasury Bills 0.000% due 03/30/2023		$(662)	$649	$649

Total Repurchase Agreements							$(662)	$649	$649

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology				$140	$0	$0	$140
Switzerland
	Financials				83	0	0	83
United Kingdom
	Communication Services				96	0	0	96
	Energy				29	0	0	29
	Financials				84	0	0	84
	Industrials				38	0	0	38
	Materials				34	0	0	34
United States
	Communication Services				4,139	0	0	4,139
	Consumer Discretionary				11,159	0	0	11,159
	Consumer Staples				14,127	0	0	14,127
	Energy				12,566	0	0	12,566
	Financials				10,038	0	0	10,038
	Health Care				16,449	0	0	16,449
	Industrials				8,482	0	0	8,482
	Information Technology				9,226	83	0	9,309
	Materials				3,293	0	0	3,293
	Real Estate				45	0	0	45
	Utilities				2,376	0	0	2,376
Real Estate Investment Trusts
United States
	Financials				323	0	0	323
	Real Estate				2,791	0	0	2,791
Short-Term Instruments
Repurchase Agreements					0	649	0	649

Total Investments					$95,518	$732	$0	$96,250

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO RAFI ESG U.S. ETF	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2% ¤
COMMON STOCKS 97.6%
IRELAND 0.6%
INFORMATION TECHNOLOGY 0.6%
Accenture PLC 'A'	580	$149

Total Ireland		149

UNITED KINGDOM 0.8%
COMMUNICATION SERVICES 0.1%
Liberty Global PLC 'C' (a)	1,751	29

CONSUMER DISCRETIONARY 0.0%
Capri Holdings Ltd. (a)	183	7

MATERIALS 0.7%
Amcor PLC	1,762	19
Linde PLC	599	161

		180

Total United Kingdom		216

UNITED STATES 96.2%
COMMUNICATION SERVICES 8.3%
AT&T, Inc.	49,052	753
Comcast Corp. 'A'	7,238	212
Electronic Arts, Inc.	539	62
Lumen Technologies, Inc.	5,114	37
Meta Platforms, Inc. 'A' (a)	1,841	250
Omnicom Group, Inc.	291	18
T-Mobile U.S., Inc. (a)	81	11
Verizon Communications, Inc.	15,672	595
Walt Disney Co. (a)	1,743	165

		2,103

CONSUMER DISCRETIONARY 7.3%
Adient PLC (a)	550	15
Advance Auto Parts, Inc.	43	7
Bed Bath & Beyond, Inc. (a)	1,104	7
Best Buy Co., Inc.	1,131	72
BorgWarner, Inc.	386	12
Dollar General Corp.	212	51
eBay, Inc.	2,197	81
Foot Locker, Inc.	253	8
Ford Motor Co.	17,921	201
Gap, Inc.	2,071	17
General Motors Co.	9,330	299
Genuine Parts Co.	106	16
Goodyear Tire & Rubber Co. (a)	2,939	30
Hilton Worldwide Holdings, Inc.	155	19
Home Depot, Inc.	1,063	293
Kohl's Corp.	724	18
Lear Corp.	236	28
LKQ Corp.	56	3
Lowe's Cos., Inc.	944	177
Macy's, Inc.	983	15
Marriott International, Inc. 'A'	283	40
Newell Brands, Inc.	832	11
NIKE, Inc. 'B'	622	52
O'Reilly Automotive, Inc. (a)	15	10
PVH Corp.	312	14
Ralph Lauren Corp.	69	6
Starbucks Corp.	399	34
Tapestry, Inc.	355	10
Target Corp.	1,168	173
Tesla, Inc. (a)	13	3

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2022 (Unaudited)

TJX Cos., Inc.	1,152	72
VF Corp.	731	22
Whirlpool Corp.	227	31

		1,847

CONSUMER STAPLES 8.0%
Archer-Daniels-Midland Co.	1,870	150
Campbell Soup Co.	494	23
Church & Dwight Co., Inc.	55	4
Clorox Co.	228	29
Coca-Cola Co.	4,963	278
Colgate-Palmolive Co.	1,436	101
Conagra Brands, Inc.	929	30
Estee Lauder Cos., Inc. 'A'	82	18
General Mills, Inc.	1,205	92
Hershey Co.	114	25
Hormel Foods Corp.	236	11
Ingredion, Inc.	244	20
J M Smucker Co.	258	35
Kellogg Co.	665	46
Keurig Dr Pepper, Inc.	215	8
Kimberly-Clark Corp.	636	72
Kraft Heinz Co.	2,016	67
Kroger Co.	1,407	62
Molson Coors Beverage Co. 'B'	447	21
Mondelez International, Inc. 'A'	1,374	75
PepsiCo, Inc.	966	158
Procter & Gamble Co.	4,437	560
Sysco Corp.	1,055	75
Tyson Foods, Inc. 'A'	356	24
Walgreens Boots Alliance, Inc.	1,466	46

		2,030

FINANCIALS 15.3%
Aflac, Inc.	1,471	83
Allstate Corp.	813	101
American Express Co.	856	115
Ameriprise Financial, Inc.	210	53
Bank of America Corp.	18,204	550
Bank of New York Mellon Corp.	2,690	104
BlackRock, Inc.	158	87
Charles Schwab Corp.	148	11
Citigroup, Inc.	13,991	583
Equitable Holdings, Inc.	1,110	29
Goldman Sachs Group, Inc.	628	184
Hartford Financial Services Group, Inc.	736	46
JPMorgan Chase & Co.	6,345	663
Lincoln National Corp.	667	29
MetLife, Inc.	2,021	123
Moody's Corp.	64	16
Morgan Stanley	526	42
Nasdaq, Inc.	69	4
PNC Financial Services Group, Inc.	367	55
Principal Financial Group, Inc.	567	41
Prudential Financial, Inc.	1,591	136
S&P Global, Inc.	198	60
State Street Corp.	788	48
U.S. Bancorp	1,798	72
Wells Fargo & Co.	16,340	657

		3,892

HEALTH CARE 23.4%
Abbott Laboratories	1,840	178
AbbVie, Inc.	780	105
Agilent Technologies, Inc.	254	31
AmerisourceBergen Corp.	253	34
Amgen, Inc.	1,036	233
Baxter International, Inc.	1,055	57
Becton Dickinson & Co.	376	84
Biogen, Inc. (a)	543	145
Boston Scientific Corp. (a)	765	30
Bristol-Myers Squibb Co.	3,462	246
Cardinal Health, Inc.	1,721	115
Cigna Corp.	981	272
CVS Health Corp.	5,086	485
DaVita, Inc. (a)	323	27
Edwards Lifesciences Corp. (a)	272	22
Elevance Health, Inc.	685	311
Eli Lilly & Co.	567	183
Embecta Corp.	63	2
Gilead Sciences, Inc.	4,046	250
Henry Schein, Inc. (a)	53	3

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2022 (Unaudited)

Humana, Inc.	414	201
Illumina, Inc. (a)	142	27
Intuitive Surgical, Inc. (a)	62	12
Johnson & Johnson	5,753	940
Laboratory Corp. of America Holdings	121	25
McKesson Corp.	463	157
Merck & Co., Inc.	6,503	560
Pfizer, Inc.	10,069	441
Quest Diagnostics, Inc.	324	40
Regeneron Pharmaceuticals, Inc. (a)	83	57
Stryker Corp.	170	34
UnitedHealth Group, Inc.	1,199	605
Waters Corp. (a)	81	22
Zimvie, Inc. (a)	195	2

		5,936

INDUSTRIALS 4.4%
3M Co.	1,678	185
American Airlines Group, Inc. (a)	1,652	20
Carrier Global Corp.	371	13
Cummins, Inc.	596	121
Deere & Co.	161	54
Dover Corp.	194	23
Eaton Corp. PLC	195	26
FedEx Corp.	382	57
Fortune Brands Home & Security, Inc.	100	5
Illinois Tool Works, Inc.	363	66
Johnson Controls International PLC	1,771	87
ManpowerGroup, Inc.	399	26
Nielsen Holdings PLC	1,639	45
Otis Worldwide Corp.	117	8
Owens Corning	378	30
Republic Services, Inc.	226	31
Rockwell Automation, Inc.	141	30
Stanley Black & Decker, Inc.	257	19
United Parcel Service, Inc. 'B'	727	117
United Rentals, Inc. (a)	118	32
Waste Management, Inc.	555	89
WW Grainger, Inc.	86	42

		1,126

INFORMATION TECHNOLOGY 26.9%
Adobe, Inc. (a)	239	66
Akamai Technologies, Inc. (a)	59	5
Amdocs Ltd.	263	21
Analog Devices, Inc.	429	60
Apple, Inc.	9,752	1,348
Applied Materials, Inc.	1,290	106
Arrow Electronics, Inc. (a)	306	28
Automatic Data Processing, Inc.	422	95
Avnet, Inc.	700	25
Bread Financial Holdings, Inc.	307	10
Broadcom, Inc.	54	24
Cadence Design Systems, Inc. (a)	139	23
CDW Corp.	156	24
Cisco Systems, Inc.	14,774	591
Citrix Systems, Inc.	219	23
Cognizant Technology Solutions Corp. 'A'	517	30
Corning, Inc.	2,099	61
Dell Technologies, Inc. 'C'	368	13
DXC Technology Co. (a)	1,152	28
F5, Inc. (a)	43	6
Fidelity National Information Services, Inc.	346	26
Fiserv, Inc. (a)	26	2
Flex Ltd. (a)	1,689	28
Hewlett Packard Enterprise Co.	10,196	122
HP, Inc.	4,455	111
Intel Corp.	24,903	642
International Business Machines Corp.	2,381	283
Intuit, Inc.	58	23
Jabil, Inc.	205	12
Juniper Networks, Inc.	1,625	42
Lam Research Corp.	143	52
Marvell Technology, Inc.	147	6
Mastercard, Inc. 'A'	428	122
Micron Technology, Inc.	2,979	149
Microsoft Corp.	5,300	1,234
Motorola Solutions, Inc.	204	46
NetApp, Inc.	739	46
NortonLifeLock, Inc.	1,602	32
NVIDIA Corp.	149	18
ON Semiconductor Corp. (a)	489	31
Oracle Corp.	4,569	279
PayPal Holdings, Inc. (a)	212	18

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2022 (Unaudited)

QUALCOMM, Inc.	2,148	243
salesforce.com, Inc. (a)	436	63
Seagate Technology Holdings PLC	761	41
Skyworks Solutions, Inc.	198	17
Synopsys, Inc. (a)	34	10
TE Connectivity Ltd.	285	31
Texas Instruments, Inc.	1,341	208
Visa, Inc. 'A'	1,133	201
VMware, Inc. 'A'	239	25
Western Digital Corp. (a)	1,723	56
Western Union Co.	389	5
Xerox Holdings Corp.	1,869	24

		6,835

MATERIALS 2.1%
Air Products & Chemicals, Inc.	86	20
CF Industries Holdings, Inc.	110	11
Dow, Inc.	1,870	82
DuPont de Nemours, Inc.	1,845	93
Eastman Chemical Co.	441	31
Ecolab, Inc.	391	57
International Flavors & Fragrances, Inc.	164	15
International Paper Co.	1,294	41
Mosaic Co.	747	36
Newmont Corp.	1,200	50
Packaging Corp. of America	173	19
PPG Industries, Inc.	540	60
Sherwin-Williams Co.	132	27

		542

REAL ESTATE 0.2%
CBRE Group, Inc. 'A' (a)	495	33
Jones Lang LaSalle, Inc. (a)	78	12

		45

UTILITIES 0.3%
American Water Works Co., Inc.	228	30
Constellation Energy Corp.	96	8
Edison International	477	27

		65

Total United States		24,421

Total Common Stocks (Cost $28,367)		24,786

REAL ESTATE INVESTMENT TRUSTS 1.6%
UNITED STATES 1.6%
REAL ESTATE 1.6%
American Tower Corp.	172	37
AvalonBay Communities, Inc.	138	26
Equinix, Inc.	51	29
Equity Residential	452	30
Essex Property Trust, Inc.	66	16
Healthpeak Properties, Inc.	876	20
Host Hotels & Resorts, Inc.	2,628	42
Iron Mountain, Inc.	685	30
Mid-America Apartment Communities, Inc.	22	3
Prologis, Inc.	151	15
Ventas, Inc.	1,100	44
Welltower, Inc.	869	56
Weyerhaeuser Co.	2,058	59

		407

Total Real Estate Investment Trusts (Cost $494)		407

Total Investments in Securities (Cost $28,861)		25,193

Total Investments 99.2% (Cost $28,861)		$25,193
Other Assets and Liabilities, net 0.8%		193

Net Assets 100.0%		$25,386

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology	$149	$0	$0	$149
United Kingdom
	Communication Services	29	0	0	29
	Consumer Discretionary	7	0	0	7
	Materials	180	0	0	180
United States
	Communication Services	2,103	0	0	2,103
	Consumer Discretionary	1,847	0	0	1,847
	Consumer Staples	2,030	0	0	2,030
	Financials	3,892	0	0	3,892
	Health Care	5,936	0	0	5,936
	Industrials	1,126	0	0	1,126
	Information Technology	6,812	23	0	6,835
	Materials	542	0	0	542
	Real Estate	45	0	0	45
	Utilities	65	0	0	65
Real Estate Investment Trusts
United States
	Real Estate	407	0	0	407

Total Investments		$25,170	$23	$0	$25,193

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 50.5% ¤
MUTUAL FUNDS 49.9%
Vanguard Developed Markets Index Fund 'Institutional'	3,465,892	$40,516
Vanguard Emerging Markets Stock Index Fund 'Institutional'	642,188	14,867
Vanguard Institutional Index Fund 'Institutional'	193,307	58,686
Vanguard Small-Cap Index Fund 'Institutional'	48,187	3,946

Total Mutual Funds (Cost $124,823)		118,015

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (d) 0.1%		275

U.S. TREASURY BILLS 0.5%
2.929% due 11/10/2022 - 12/15/2022 (a)(b)(g)	$1,119	1,113

Total Short-Term Instruments (Cost $1,388)		1,388

Total Investments in Securities (Cost $126,211)		119,403

	SHARES
INVESTMENTS IN AFFILIATES 49.8%
MUTUAL FUNDS (c) 46.4%
PIMCO Emerging Markets Local Currency and Bond Fund	2,333,119	11,852
PIMCO High Yield Fund	712,354	5,307
PIMCO Income Fund	2,763,425	28,380
PIMCO International Bond Fund (U.S. Dollar-Hedged)	544,168	5,148
PIMCO Long-Term Real Return Fund	3,007,201	13,172
PIMCO Long-Term U.S. Government Fund	4,230,028	16,032
PIMCO Real Return Fund	705,673	6,993
PIMCO Total Return Fund	2,706,294	23,004

Total Mutual Funds (Cost $138,914)		109,888

SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III	813,190	7,895

Total Short-Term Instruments (Cost $7,895)		7,895

Total Investments in Affiliates (Cost $146,809)		117,783

Total Investments 100.3% (Cost $273,020)		$237,186
Financial Derivative Instruments (e)(f) 0.6%(Cost or Premiums, net $1,287)		1,542
Other Assets and Liabilities, net (0.9)%		(2,134)

Net Assets 100.0%		$236,594

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$275	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(281)	$275	$275

Total Repurchase Agreements	$(281)	$275	$275

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	3,175.000	12/16/2022	13	$1	$117	$78
Put - CBOE S&P 500	3,525.000	12/16/2022	25	3	333	373
Put - CBOE S&P 500	3,050.000	03/17/2023	14	1	120	126
Put - CBOE S&P 500	3,375.000	03/17/2023	27	3	339	442
Put - CBOE S&P 500	2,850.000	06/16/2023	45	5	505	419
Put - CBOE S&P 500	3,075.000	09/15/2023	41	4	497	659

Total Purchased Options	$1,911	$2,097

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,625.000	12/16/2022	25	$3	$(117)	$(41)
Put - CBOE S&P 500	2,500.000	03/17/2023	27	3	(119)	(96)
Put - CBOE S&P 500	2,200.000	06/16/2023	45	5	(210)	(160)
Put - CBOE S&P 500	2,350.000	09/15/2023	41	4	(178)	(236)

Total Written Options	$(624)	$(533)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	316	3.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	$6,032	$0	$(16)	$0	$(16)
Receive	FNRETR Index	151	3.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	2,882	0	(6)	0	(6)

Total Swap Agreements	$0	$(22)	$0	$(22)

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	September 30, 2022 (Unaudited)

(g)

Securities with an aggregate market value of $1,113 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Mutual Funds	$118,015	$0	$0	$118,015
Short-Term Instruments
Repurchase Agreements	0	275	0	275
U.S. Treasury Bills	0	1,113	0	1,113

	$118,015	$1,388	$0	$119,403
Investments in Affiliates, at Value
Mutual Funds	109,888	0	0	109,888
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,895	0	0	7,895

	$117,783	$0	$0	$117,783

Total Investments	$235,798	$1,388	$0	$237,186

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$2,097	$0	$2,097

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(533)	0	(533)
Over the counter	0	(22)	0	(22)

	$0	$(555)	$0	$(555)

Total Financial Derivative Instruments	$0	$1,542	$0	$1,542

Totals	$235,798	$2,930	$0	$238,728

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 62.0% ¤
MUTUAL FUNDS 61.3%
Vanguard Developed Markets Index Fund 'Institutional'	4,707,347	$55,029
Vanguard Emerging Markets Stock Index Fund 'Institutional'	915,583	21,196
Vanguard Institutional Index Fund 'Institutional'	289,947	88,025
Vanguard Small-Cap Index Fund 'Institutional'	94,202	7,714

Total Mutual Funds (Cost $182,621)		171,964

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (d) 0.2%		535

U.S. TREASURY BILLS 0.5%
2.760% due 10/27/2022 - 12/15/2022 (a)(b)(g)	$1,328	1,322

Total Short-Term Instruments (Cost $1,857)		1,857

Total Investments in Securities (Cost $184,478)		173,821

	SHARES
INVESTMENTS IN AFFILIATES 37.6%
MUTUAL FUNDS (c) 34.6%
PIMCO Emerging Markets Local Currency and Bond Fund	2,425,503	12,322
PIMCO High Yield Fund	675,500	5,032
PIMCO Income Fund	2,065,292	21,211
PIMCO International Bond Fund (U.S. Dollar-Hedged)	376,756	3,564
PIMCO Long-Term Real Return Fund	3,125,561	13,690
PIMCO Long-Term U.S. Government Fund	5,143,295	19,493
PIMCO Real Return Fund	545,721	5,408
PIMCO Total Return Fund	1,913,508	16,265

Total Mutual Funds (Cost $123,417)		96,985

SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	862,730	8,376

Total Short-Term Instruments (Cost $8,374)		8,376

Total Investments in Affiliates (Cost $131,791)		105,361

Total Investments 99.6% (Cost $316,269)		$279,182
Financial Derivative Instruments (e)(f) 0.6%(Cost or Premiums, net $1,474)		1,765
Other Assets and Liabilities, net (0.2)%		(639)

Net Assets 100.0%		$280,308

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$535	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(546)	$535	$535

Total Repurchase Agreements	$(546)	$535	$535

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	3,175.000	12/16/2022	15	$2	$135	$91
Put - CBOE S&P 500	3,525.000	12/16/2022	28	3	373	418
Put - CBOE S&P 500	3,050.000	03/17/2023	16	2	137	145
Put - CBOE S&P 500	3,375.000	03/17/2023	31	3	389	507
Put - CBOE S&P 500	2,850.000	06/16/2023	51	5	573	474
Put - CBOE S&P 500	3,075.000	09/15/2023	48	5	582	771

Total Purchased Options	$2,189	$2,406

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,625.000	12/16/2022	28	$3	$(131)	$(47)
Put - CBOE S&P 500	2,500.000	03/17/2023	31	3	(137)	(110)
Put - CBOE S&P 500	2,200.000	06/16/2023	51	5	(238)	(181)
Put - CBOE S&P 500	2,350.000	09/15/2023	48	5	(209)	(276)

Total Written Options	$(715)	$(614)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	375	3.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	$7,158	$0	$(20)	$0	$(20)
Receive	FNRETR Index	188	3.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	3,589	0	(7)	0	(7)

Total Swap Agreements	$0	$(27)	$0	$(27)

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	September 30, 2022 (Unaudited)

(g)

Securities with an aggregate market value of $1,323 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Mutual Funds	$171,964	$0	$0	$171,964
Short-Term Instruments
Repurchase Agreements	0	535	0	535
U.S. Treasury Bills	0	1,322	0	1,322

	$171,964	$1,857	$0	$173,821
Investments in Affiliates, at Value
Mutual Funds	96,985	0	0	96,985
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,376	0	0	8,376

	$105,361	$0	$0	$105,361

Total Investments	$277,325	$1,857	$0	$279,182

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$2,406	$0	$2,406

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(614)	0	(614)
Over the counter	0	(27)	0	(27)

	$0	$(641)	$0	$(641)

Total Financial Derivative Instruments	$0	$1,765	$0	$1,765

Totals	$277,325	$3,622	$0	$280,947

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 71.1% ¤
MUTUAL FUNDS 70.5%
Vanguard Developed Markets Index Fund 'Institutional'	4,952,622	$57,896
Vanguard Emerging Markets Stock Index Fund 'Institutional'	909,416	21,053
Vanguard Institutional Index Fund 'Institutional'	304,245	92,366
Vanguard Small-Cap Index Fund 'Institutional'	109,493	8,966

Total Mutual Funds (Cost $194,719)		180,281

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (d) 0.1%		373

U.S. TREASURY BILLS 0.5%
2.805% due 11/10/2022 - 12/15/2022 (a)(b)(f)	$1,259	1,254

Total Short-Term Instruments (Cost $1,627)		1,627

Total Investments in Securities (Cost $196,346)		181,908

	SHARES
INVESTMENTS IN AFFILIATES 30.6%
MUTUAL FUNDS (c) 25.6%
PIMCO Emerging Markets Local Currency and Bond Fund	1,981,395	10,066
PIMCO High Yield Fund	436,965	3,255
PIMCO Income Fund	1,313,289	13,487
PIMCO International Bond Fund (U.S. Dollar-Hedged)	233,270	2,207
PIMCO Long-Term Real Return Fund	2,034,368	8,911
PIMCO Long-Term U.S. Government Fund	3,551,758	13,461
PIMCO Real Return Fund	371,344	3,680
PIMCO Total Return Fund	1,212,920	10,310

Total Mutual Funds (Cost $82,082)		65,377

SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	1,324,502	12,859

Total Short-Term Instruments (Cost $12,859)		12,859

Total Investments in Affiliates (Cost $94,941)		78,236

Total Investments 101.7% (Cost $291,287)		$260,144
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(26)
Other Assets and Liabilities, net (1.7)%		(4,265)

Net Assets 100.0%		$255,853

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$373	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023			$(381)		$373	$373

Total Repurchase Agreements								$(381)		$373	$373

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	399	3.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	$7,616	$0	$(21)	$0	$(21)
	Receive	FNRETR Index	130	3.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	2,482	0	(5)	0	(5)

								$0	$(26)	$0	$(26)

Total Swap Agreements								$0	$(26)	$0	$(26)

(f)

Securities with an aggregate market value of $1,254 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Mutual Funds						$180,281	$0	$0		$180,281
Short-Term Instruments
Repurchase Agreements						0	373	0		373
U.S. Treasury Bills						0	1,254	0		1,254

						$180,281	$1,627	$0		$181,908
Investments in Affiliates, at Value
Mutual Funds						65,377	0	0		65,377
Short-Term Instruments
Central Funds Used for Cash Management Purposes						12,859	0	0		12,859

						$78,236	$0	$0		$78,236

Total Investments						$258,517	$1,627	$0		$260,144

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(26)	$0		$(26)

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	September 30, 2022 (Unaudited)

Total Financial Derivative Instruments	$0	$(26)	$0	$(26)

Totals	$258,517	$1,601	$0	$260,118

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 78.9% ¤
MUTUAL FUNDS 78.1%
Vanguard Developed Markets Index Fund 'Institutional'	5,652,729	$66,080
Vanguard Emerging Markets Stock Index Fund 'Institutional'	926,675	21,453
Vanguard Institutional Index Fund 'Institutional'	328,188	99,634
Vanguard Small-Cap Index Fund 'Institutional'	118,431	9,698

Total Mutual Funds (Cost $210,823)		196,865

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (d) 0.3%		678

U.S. TREASURY BILLS 0.5%
2.764% due 10/27/2022 - 12/15/2022 (a)(b)(f)	$1,309	1,304

Total Short-Term Instruments (Cost $1,982)		1,982

Total Investments in Securities (Cost $212,805)		198,847

	SHARES
INVESTMENTS IN AFFILIATES 21.8%
MUTUAL FUNDS (c) 17.7%
PIMCO Emerging Markets Local Currency and Bond Fund	1,662,775	8,447
PIMCO High Yield Fund	206,451	1,538
PIMCO Income Fund	814,580	8,365
PIMCO International Bond Fund (U.S. Dollar-Hedged)	152,106	1,439
PIMCO Long-Term Real Return Fund	1,406,111	6,159
PIMCO Long-Term U.S. Government Fund	2,451,655	9,292
PIMCO Real Return Fund	266,477	2,641
PIMCO Total Return Fund	805,771	6,849

Total Mutual Funds (Cost $56,496)		44,730

SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III	1,060,832	10,300

Total Short-Term Instruments (Cost $10,297)		10,300

Total Investments in Affiliates (Cost $66,793)		55,030

Total Investments 100.7% (Cost $279,598)		$253,877
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(26)
Other Assets and Liabilities, net (0.7)%		(1,706)

Net Assets 100.0%		$252,145

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$678	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023			$(692)		$678	$678

Total Repurchase Agreements								$(692)		$678	$678

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	347	3.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	$6,624	$0	$(18)	$0	$(18)
	Receive	FNRETR Index	191	3.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	3,646	0	(8)	0	(8)

Total Swap Agreements								$0	$(26)	$0	$(26)

(f)

Securities with an aggregate market value of $1,304 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Mutual Funds						$196,865	$0	$0		$196,865
Short-Term Instruments
Repurchase Agreements						0	678	0		678
U.S. Treasury Bills						0	1,304	0		1,304

						$196,865	$1,982	$0		$198,847
Investments in Affiliates, at Value
Mutual Funds						44,730	0	0		44,730
Short-Term Instruments
Central Funds Used for Cash Management Purposes						10,300	0	0		10,300

						$55,030	$0	$0		$55,030

Total Investments						$251,895	$1,982	$0		$253,877

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(26)	$0		$(26)

Total Financial Derivative Instruments						$0	$(26)	$0		$(26)

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	September 30, 2022 (Unaudited)

Totals	$251,895	$1,956	$0	$253,851

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.4% ¤
MUTUAL FUNDS 83.8%
Vanguard Developed Markets Index Fund 'Institutional'	5,860,668	$68,511
Vanguard Emerging Markets Stock Index Fund 'Institutional'	843,662	19,531
Vanguard Institutional Index Fund 'Institutional'	322,168	97,807
Vanguard Small-Cap Index Fund 'Institutional'	117,113	9,590

Total Mutual Funds (Cost $210,057)		195,439

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (d) 0.1%		241

U.S. TREASURY BILLS 0.5%
2.929% due 11/10/2022 - 12/15/2022 (a)(b)(f)	$1,229	1,223

Total Short-Term Instruments (Cost $1,464)		1,464

Total Investments in Securities (Cost $211,521)		196,903

	SHARES
INVESTMENTS IN AFFILIATES 16.0%
MUTUAL FUNDS (c) 11.4%
PIMCO Emerging Markets Local Currency and Bond Fund	1,088,018	5,527
PIMCO High Yield Fund	36,282	270
PIMCO Income Fund	427,224	4,388
PIMCO International Bond Fund (U.S. Dollar-Hedged)	103,918	983
PIMCO Long-Term Real Return Fund	859,861	3,766
PIMCO Long-Term U.S. Government Fund	1,604,973	6,083
PIMCO Real Return Fund	151,499	1,502
PIMCO Total Return Fund	483,443	4,109

Total Mutual Funds (Cost $33,823)		26,628

SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	1,105,148	10,730

Total Short-Term Instruments (Cost $10,727)		10,730

Total Investments in Affiliates (Cost $44,550)		37,358

Total Investments 100.4% (Cost $256,071)		$234,261
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(25)
Other Assets and Liabilities, net (0.4)%		(818)

Net Assets 100.0%		$233,418

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$241	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023			$(246)		$241	$241

Total Repurchase Agreements								$(246)		$241	$241

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	331	3.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	$6,318	$0	$(17)	$0	$(17)
	Receive	FNRETR Index	148	3.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	2,825	0	(8)	0	(8)

Total Swap Agreements								$0	$(25)	$0	$(25)

(f)

Securities with an aggregate market value of $1,223 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Mutual Funds						$195,439	$0	$0		$195,439
Short-Term Instruments
Repurchase Agreements						0	241	0		241
U.S. Treasury Bills						0	1,223	0		1,223

						$195,439	$1,464	$0		$196,903
Investments in Affiliates, at Value
Mutual Funds						26,628	0	0		26,628
Short-Term Instruments
Central Funds Used for Cash Management Purposes						10,730	0	0		10,730

						$37,358	$0	$0		$37,358

Total Investments						$232,797	$1,464	$0		$234,261

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(25)	$0		$(25)

Total Financial Derivative Instruments						$0	$(25)	$0		$(25)

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	September 30, 2022 (Unaudited)

Totals	$232,797	$1,439	$0	$234,236

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.2% ¤
MUTUAL FUNDS 87.6%
Vanguard Developed Markets Index Fund 'Institutional'	6,233,998	$72,875
Vanguard Emerging Markets Stock Index Fund 'Institutional'	844,381	19,547
Vanguard Institutional Index Fund 'Institutional'	334,944	101,686
Vanguard Small-Cap Index Fund 'Institutional'	124,316	10,180

Total Mutual Funds (Cost $216,664)		204,288

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (d) 0.1%		200

U.S. TREASURY BILLS 0.5%
2.926% due 11/10/2022 - 12/15/2022 (a)(b)(f)	$1,239	1,233

Total Short-Term Instruments (Cost $1,432)		1,433

Total Investments in Securities (Cost $218,096)		205,721

	SHARES
INVESTMENTS IN AFFILIATES 12.2%
MUTUAL FUNDS (c) 7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	722,049	3,668
PIMCO Income Fund	262,177	2,693
PIMCO International Bond Fund (U.S. Dollar-Hedged)	94,955	898
PIMCO Long-Term Real Return Fund	597,642	2,618
PIMCO Long-Term U.S. Government Fund	1,117,211	4,234
PIMCO Real Return Fund	101,346	1,004
PIMCO Total Return Fund	301,840	2,566

Total Mutual Funds (Cost $22,484)		17,681

SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	1,111,534	10,792

Total Short-Term Instruments (Cost $10,792)		10,792

Total Investments in Affiliates (Cost $33,276)		28,473

Total Investments 100.4% (Cost $251,372)		$234,194
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(25)
Other Assets and Liabilities, net (0.4)%		(832)

Net Assets 100.0%		$233,337

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$200	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023			$(204)		$200	$200

Total Repurchase Agreements								$(204)		$200	$200

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	319	3.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	$6,089	$0	$(17)	$0	$(17)
	Receive	FNRETR Index	164	3.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	3,131	0	(8)	0	(8)

Total Swap Agreements								$0	$(25)	$0	$(25)

(f)

Securities with an aggregate market value of $1,233 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Mutual Funds						$204,288	$0	$0		$204,288
Short-Term Instruments
Repurchase Agreements						0	200	0		200
U.S. Treasury Bills						0	1,233	0		1,233

						$204,288	$1,433	$0		$205,721
Investments in Affiliates, at Value
Mutual Funds						17,681	0	0		17,681
Short-Term Instruments
Central Funds Used for Cash Management Purposes						10,792	0	0		10,792

						$28,473	$0	$0		$28,473

Total Investments						$232,761	$1,433	$0		$234,194

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(25)	$0		$(25)

Total Financial Derivative Instruments						$0	$(25)	$0		$(25)

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	September 30, 2022 (Unaudited)

Totals	$232,761	$1,408	$0	$234,169

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.4% ¤
MUTUAL FUNDS 88.6%
Vanguard Developed Markets Index Fund 'Institutional'	4,326,000	$50,571
Vanguard Emerging Markets Stock Index Fund 'Institutional'	579,449	13,414
Vanguard Institutional Index Fund 'Institutional'	233,571	70,910
Vanguard Small-Cap Index Fund 'Institutional'	86,505	7,084

Total Mutual Funds (Cost $157,851)		141,979

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (d) 0.2%		416

U.S. TREASURY BILLS 0.6%
2.907% due 11/10/2022 - 12/15/2022 (a)(b)(f)	$936	932

Total Short-Term Instruments (Cost $1,347)		1,348

Total Investments in Securities (Cost $159,198)		143,327

	SHARES
INVESTMENTS IN AFFILIATES 10.8%
MUTUAL FUNDS (c) 6.5%
PIMCO Emerging Markets Local Currency and Bond Fund	432,678	2,198
PIMCO Income Fund	143,355	1,472
PIMCO International Bond Fund (U.S. Dollar-Hedged)	70,394	666
PIMCO Long-Term Real Return Fund	346,706	1,518
PIMCO Long-Term U.S. Government Fund	648,749	2,459
PIMCO Real Return Fund	63,172	626
PIMCO Total Return Fund	172,710	1,468

Total Mutual Funds (Cost $13,047)		10,407

SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	705,615	6,851

Total Short-Term Instruments (Cost $6,849)		6,851

Total Investments in Affiliates (Cost $19,896)		17,258

Total Investments 100.2% (Cost $179,094)		$160,585
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(17)
Other Assets and Liabilities, net (0.2)%		(323)

Net Assets 100.0%		$160,245

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$416	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023			$(424)		$416	$416

Total Repurchase Agreements								$(424)		$416	$416

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	242	3.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	$4,620	$0	$(13)	$0	$(13)
	Receive	FNRETR Index	91	3.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	1,737	0	(4)	0	(4)

Total Swap Agreements								$0	$(17)	$0	$(17)

(f)

Securities with an aggregate market value of $931 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Mutual Funds						$141,979	$0	$0		$141,979
Short-Term Instruments
Repurchase Agreements						0	416	0		416
U.S. Treasury Bills						0	932	0		932

						$141,979	$1,348	$0		$143,327
Investments in Affiliates, at Value
Mutual Funds						10,407	0	0		10,407
Short-Term Instruments
Central Funds Used for Cash Management Purposes						6,851	0	0		6,851

						$17,258	$0	$0		$17,258

Total Investments						$159,237	$1,348	$0		$160,585

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(17)	$0		$(17)

Total Financial Derivative Instruments						$0	$(17)	$0		$(17)

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	September 30, 2022 (Unaudited)

Totals	$159,237	$1,331	$0	$160,568

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.4% ¤
MUTUAL FUNDS 88.4%
Vanguard Developed Markets Index Fund 'Admiral'	812,896	$9,495
Vanguard Emerging Markets Stock Index Fund 'Admiral'	83,471	2,541
Vanguard Institutional Index Fund 'Institutional'	43,059	13,072
Vanguard Small-Cap Index Fund 'Admiral'	16,269	1,332

Total Mutual Funds (Cost $31,652)		26,440

Total Investments in Securities (Cost $31,652)		26,440

INVESTMENTS IN AFFILIATES 11.3%
MUTUAL FUNDS (a) 6.3%
PIMCO Emerging Markets Local Currency and Bond Fund	76,945	391
PIMCO Income Fund	25,720	264
PIMCO International Bond Fund (U.S. Dollar-Hedged)	12,754	121
PIMCO Long-Term Real Return Fund	68,024	298
PIMCO Long-Term U.S. Government Fund	119,260	452
PIMCO Real Return Fund	10,101	100
PIMCO Total Return Fund	30,373	258

Total Mutual Funds (Cost $2,250)		1,884

SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	155,417	1,509

Total Short-Term Instruments (Cost $1,509)		1,509

Total Investments in Affiliates (Cost $3,759)		3,393

Total Investments 99.7% (Cost $35,411)		$29,833
Financial Derivative Instruments (b) (0.0)%(Cost or Premiums, net $0)		(2)
Other Assets and Liabilities, net 0.3%		91

Net Assets 100.0%		$29,922

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	46	3.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	$878	$0	$(2)	$0	$(2)
	Receive	FNRETR Index	19	3.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	362	0	0	0	0

Total Swap Agreements								$0	$(2)	$0	$(2)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2022

Investments in Securities, at Value
Mutual Funds					$26,440		$0		$0	$26,440

					$26,440		$0		$0	$26,440
Investments in Affiliates, at Value
Mutual Funds					1,884		0		0	1,884
Short-Term Instruments
Central Funds Used for Cash Management Purposes					1,509		0		0	1,509

					$3,393		$0		$0	$3,393

Total Investments					$29,833		$0		$0	$29,833

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(2)		$0	$(2)

Total Financial Derivative Instruments					$0		$(2)		$0	$(2)

Totals					$29,833		$(2)		$0	$29,831

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 42.2% ¤
MUTUAL FUNDS 41.4%
Vanguard Developed Markets Index Fund 'Institutional'	2,861,861	$33,455
Vanguard Emerging Markets Stock Index Fund 'Institutional'	476,820	11,039
Vanguard Institutional Index Fund 'Institutional'	135,063	41,004
Vanguard Small-Cap Index Fund 'Admiral'	27,762	2,273

Total Mutual Funds (Cost $89,528)		87,771

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (d) 0.3%		580

U.S. TREASURY BILLS 0.5%
2.929% due 11/10/2022 - 12/15/2022 (a)(b)(g)	$998	993

Total Short-Term Instruments (Cost $1,573)		1,573

Total Investments in Securities (Cost $91,101)		89,344

	SHARES
INVESTMENTS IN AFFILIATES 57.6%
MUTUAL FUNDS (c) 54.9%
PIMCO Emerging Markets Local Currency and Bond Fund	2,239,876	11,378
PIMCO High Yield Fund	719,729	5,362
PIMCO Income Fund	3,293,043	33,820
PIMCO International Bond Fund (U.S. Dollar-Hedged)	671,068	6,348
PIMCO Long-Term Real Return Fund	2,587,543	11,333
PIMCO Long-Term U.S. Government Fund	3,094,946	11,730
PIMCO Real Return Fund	834,665	8,272
PIMCO Total Return Fund	3,337,084	28,365

Total Mutual Funds (Cost $145,458)		116,608

SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III	591,210	5,740

Total Short-Term Instruments (Cost $5,738)		5,740

Total Investments in Affiliates (Cost $151,196)		122,348

Total Investments 99.8% (Cost $242,297)		$211,692
Financial Derivative Instruments (e)(f) 0.7%(Cost or Premiums, net $1,211)		1,453
Other Assets and Liabilities, net (0.5)%		(1,053)

Net Assets 100.0%		$212,092

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$580	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(592)	$580	$580

Total Repurchase Agreements	$(592)	$580	$580

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	3,175.000	12/16/2022	13	$1	$117	$78
Put - CBOE S&P 500	3,525.000	12/16/2022	25	3	333	373
Put - CBOE S&P 500	3,050.000	03/17/2023	13	1	111	117
Put - CBOE S&P 500	3,375.000	03/17/2023	26	3	326	426
Put - CBOE S&P 500	2,850.000	06/16/2023	42	4	471	391
Put - CBOE S&P 500	3,075.000	09/15/2023	36	4	437	578

Total Purchased Options	$1,795	$1,963

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,625.000	12/16/2022	25	$3	$(117)	$(42)
Put - CBOE S&P 500	2,500.000	03/17/2023	26	3	(115)	(92)
Put - CBOE S&P 500	2,200.000	06/16/2023	42	4	(196)	(149)
Put - CBOE S&P 500	2,350.000	09/15/2023	36	4	(156)	(207)

Total Written Options	$(584)	$(490)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	276	3.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	$5,269	$0	$(15)	$0	$(15)
Receive	FNRETR Index	136	3.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	2,596	0	(5)	0	(5)

Total Swap Agreements	$0	$(20)	$0	$(20)

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	September 30, 2022 (Unaudited)

(g)

Securities with an aggregate market value of $993 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Mutual Funds	$87,771	$0	$0	$87,771
Short-Term Instruments
Repurchase Agreements	0	580	0	580
U.S. Treasury Bills	0	993	0	993

	$87,771	$1,573	$0	$89,344
Investments in Affiliates, at Value
Mutual Funds	116,608	0	0	116,608
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,740	0	0	5,740

	$122,348	$0	$0	$122,348

Total Investments	$210,119	$1,573	$0	$211,692

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,963	$0	$1,963

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(490)	0	(490)
Over the counter	0	(20)	0	(20)

	$0	$(510)	$0	$(510)

Total Financial Derivative Instruments	$0	$1,453	$0	$1,453

Totals	$210,119	$3,026	$0	$213,145

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for Each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of September 30, 2022, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission ("SEC") website at www.sec.gov, on the Funds’ website at http://www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2022 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$ 40,679	$ 52,170	$ (84,695)	$ 0	$ 0	$ 8,154	$ 139	$ 0
PIMCO RAE International Fund	28,070	66,876	(62,670)	0	0	32,276	103	0
PIMCO RAE US Fund	1,291	16,660	(15,947)	0	0	2,004	15	0
PIMCO RAE US Small Fund	24,394	32,874	(36,231)	0	0	21,037	72	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	72	86	(152)	0	0	6	0	0
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	1,189	3,369	(4,558)	0	0	0	3	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	25	283	(308)	0	0	0	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be

Notes to Financial Statements (Cont.)

affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the period ended September 30, 2022 (amounts in thousands†):

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$18,530	$1,931	$(1,138)	$(187)	$(1,080)	$18,056	$0	$0
PIMCO RAE International Fund	60,097	7,013	(606)	(324)	(7,193)	58,987	0	0
Totals	$78,627	$8,944	$(1,744)	$(511)	$(8,273)	$77,043	$0	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended September 30, 2022 (amounts in thousands†):

PIMCO REALPATH® Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$11,974	$1,030	$(753)	$(127)	$(272)	$11,852	$129	$0
PIMCO High Yield Fund	5,381	234	(193)	(34)	(81)	5,307	75	0
PIMCO Income Fund	29,051	2,021	(1,703)	(227)	(762)	28,380	405	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,250	242	(176)	(21)	(147)	5,148	31	0
PIMCO Long-Term Real Return Fund	13,527	2,009	(277)	(92)	(1,995)	13,172	432	0
PIMCO Long-Term U.S. Government Fund	16,688	1,461	(307)	(79)	(1,731)	16,032	104	0
PIMCO Real Return Fund	7,170	404	0	0	(581)	6,993	171	0
PIMCO Short-Term Floating NAV Portfolio III	5,644	15,448	(13,200)	0	3	7,895	48	0
PIMCO Total Return Fund	23,699	1,894	(1,184)	(212)	(1,193)	23,004	183	0
Totals	$118,384	$24,743	$(17,793)	$(792)	$(6,759)	$117,783	$1,578	$0

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$12,034	$947	$(146)	$(12)	$(501)	$12,322	$131	$0
PIMCO High Yield Fund	4,820	313	0	0	(101)	5,032	67	0
PIMCO Income Fund	20,991	1,986	(1,016)	(113)	(637)	21,211	296	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,514	356	(208)	(5)	(93)	3,564	21	0

Notes to Financial Statements (Cont.)

PIMCO Long-Term Real Return Fund	13,618	2,247	0	0	(2,175)	13,690	437	0
PIMCO Long-Term U.S. Government Fund	19,664	2,266	(426)	77	(2,088)	19,493	124	0
PIMCO Real Return Fund	5,322	534	(15)	15	(448)	5,408	128	0
PIMCO Short-Term Floating NAV Portfolio III	7,912	16,160	(15,700)	(1)	5	8,376	61	0
PIMCO Total Return Fund	16,201	1,771	(806)	(54)	(847)	16,265	127	0
Totals	$104,076	$26,580	$(18,317)	$(93)	$(6,885)	$105,361	$1,392	$0

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$9,580	$1,598	$(773)	$(128)	$(211)	$10,066	$107	$0
PIMCO High Yield Fund	3,092	237	0	0	(74)	3,255	43	0
PIMCO Income Fund	13,006	1,951	(987)	(91)	(392)	13,487	189	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,105	173	0	0	(71)	2,207	13	0
PIMCO Long-Term Real Return Fund	8,614	2,036	(320)	(116)	(1,303)	8,911	283	0
PIMCO Long-Term U.S. Government Fund	13,213	2,079	(296)	(59)	(1,476)	13,461	86	0
PIMCO Real Return Fund	3,574	416	0	0	(310)	3,680	87	0
PIMCO Short-Term Floating NAV Portfolio III	9,094	19,862	(16,100)	(1)	4	12,859	63	0
PIMCO Total Return Fund	10,005	1,490	(550)	(88)	(547)	10,310	81	0
Totals	$72,283	$29,842	$(19,026)	$(483)	$(4,380)	$78,236	$952	$0

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$8,184	$856	$(308)	$(49)	$(236)	$8,447	$89	$0
PIMCO High Yield Fund	1,414	156	0	0	(32)	1,538	20	0
PIMCO Income Fund	8,323	739	(393)	(25)	(279)	8,365	118	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,474	9	0	0	(44)	1,439	8	0
PIMCO Long-Term Real Return Fund	6,160	979	0	0	(980)	6,159	198	0
PIMCO Long-Term U.S. Government Fund	9,423	1,056	(130)	(41)	(1,016)	9,292	60	0
PIMCO Real Return Fund	2,653	201	0	0	(213)	2,641	62	0
PIMCO Short-Term Floating NAV Portfolio III	9,930	15,666	(15,300)	0	4	10,300	64	0
PIMCO Total Return Fund	6,858	598	(188)	(36)	(383)	6,849	54	0
Totals	$54,419	$20,260	$(16,319)	$(151)	$(3,179)	$55,030	$673	$0

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$5,343	$373	$0	$0	$(189)	$5,527	$58	$0

Notes to Financial Statements (Cont.)

PIMCO High Yield Fund	272	3	0	0	(5)	270	4	0
PIMCO Income Fund	4,420	320	(201)	(13)	(138)	4,388	60	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,007	6	0	0	(30)	983	6	0
PIMCO Long-Term Real Return Fund	4,001	407	0	0	(642)	3,766	129	0
PIMCO Long-Term U.S. Government Fund	6,351	743	(319)	(55)	(637)	6,083	39	0
PIMCO Real Return Fund	1,587	38	0	0	(123)	1,502	37	0
PIMCO Short-Term Floating NAV Portfolio III	9,168	13,458	(11,900)	(1)	5	10,730	57	0
PIMCO Total Return Fund	4,085	427	(159)	(12)	(232)	4,109	31	0
Totals	$36,234	$15,775	$(12,579)	$(81)	$(1,991)	$37,358	$421	$0

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$3,620	$313	$(136)	$(26)	$(103)	$3,668	$38	$0
PIMCO Income Fund	2,573	214	0	0	(94)	2,693	36	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	920	6	0	0	(28)	898	5	0
PIMCO Long-Term Real Return Fund	2,820	242	0	0	(444)	2,618	89	0
PIMCO Long-Term U.S. Government Fund	4,488	506	(288)	(44)	(428)	4,234	27	0
PIMCO Real Return Fund	1,062	24	0	0	(82)	1,004	25	0
PIMCO Short-Term Floating NAV Portfolio III	6,832	13,057	(9,100)	(1)	4	10,792	57	0
PIMCO Total Return Fund	2,705	186	(173)	(10)	(142)	2,566	20	0
Totals	$25,020	$14,548	$(9,697)	$(81)	$(1,317)	$28,473	$297	$0

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$2,056	$218	$0	$0	$(76)	$2,198	$23	$0
PIMCO Income Fund	1,384	140	0	0	(52)	1,472	20	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	592	96	0	0	(22)	666	4	0
PIMCO Long-Term Real Return Fund	1,611	164	0	0	(257)	1,518	51	0
PIMCO Long-Term U.S. Government Fund	2,565	305	(136)	(35)	(240)	2,459	16	0
PIMCO Real Return Fund	576	100	0	0	(50)	626	13	0
PIMCO Short-Term Floating NAV Portfolio III	6,009	11,640	(10,800)	(1)	3	6,851	40	0
PIMCO Total Return Fund	1,433	123	0	0	(88)	1,468	11	0
Totals	$16,226	$12,786	$(10,936)	$(36)	$(782)	$17,258	$178	$0

PIMCO REALPATH® Blend 2060 Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$312	$93	$0	$0	$(14)	$391	$4	$0
PIMCO Income Fund	210	64	0	0	(10)	264	3	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	91	34	0	0	(4)	121	1	0
PIMCO Long-Term Real Return Fund	237	108	0	0	(47)	298	8	0
PIMCO Long-Term U.S. Government Fund	370	148	(15)	(4)	(47)	452	3	0
PIMCO Real Return Fund	91	18	0	0	(9)	100	2	0
PIMCO Short-Term Floating NAV Portfolio III	902	2,407	(1,800)	0	0	1,509	7	0
PIMCO Total Return Fund	212	61	0	0	(15)	258	2	0
Totals	$2,425	$2,933	$(1,815)	$(4)	$(146)	$3,393	$30	$0

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$11,863	$645	$(747)	$(129)	$(254)	$11,378	$126	$0
PIMCO High Yield Fund	5,613	78	(223)	(35)	(71)	5,362	77	0
PIMCO Income Fund	35,725	1,277	(2,013)	(192)	(977)	33,820	491	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,681	210	(335)	(35)	(173)	6,348	39	0
PIMCO Long-Term Real Return Fund	12,072	1,579	(558)	(207)	(1,553)	11,333	380	0
PIMCO Long-Term U.S. Government Fund	12,614	630	(191)	(77)	(1,246)	11,730	77	0
PIMCO Real Return Fund	8,748	335	(129)	(12)	(670)	8,272	208	0
PIMCO Short-Term Floating NAV Portfolio III	3,303	15,936	(13,500)	0	1	5,740	36	0
PIMCO Total Return Fund	30,158	1,286	(1,345)	(195)	(1,539)	28,365	229	0
Totals	$126,777	$21,975	$(19,040)	$(882)	$(6,482)	$122,348	$1,663	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO Dividend and Income Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Dividend and Income Fund	$11,603	$8,272	$(7,240)	$0	$7	$12,642	$72	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

Notes to Financial Statements (Cont.)

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
CDI	Natixis Singapore	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
CLP	Chilean Peso	MXN	Mexican Peso	ZAR	South African Rand
CNH	Chinese Renminbi (Offshore)	NOK	Norwegian Krone

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR001M	1 Month EUR Swap Rate	S&P 500	Standard & Poor's 500 Index
BP0003M	3 Month GBP-LIBOR	FNRETR	FTSE Nareit Equity REITs Total Return Index	SOFR	Secured Overnight Financing Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR06M	6 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
CMBX	Commercial Mortgage-Backed Index	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:
ADR	American Depositary Receipt	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
BABs	Build America Bonds	JSC	Joint Stock Company	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
DAC	Designated Activity Company	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate